UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5485

ATLAS ASSETS, INC.

(Exact name of Registrant as specified in charter)

795 DAVIS STREET, SAN LEANDRO, CALIFORNIA 94577-6900

(Address of principal executive offices) (Zip code)

JOSEPH M. O’DONNELL, SECRETARY

ATLAS ASSETS, INC.

795 DAVIS STREET

SAN LEANDRO, CALIFORNIA 94577-6900

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1.800.933.2852

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

Atlas Funds
Semi-Annual Report

June 30, 2003

The investments you want from the people you trust.®

ATLAS®

This material must be preceded or accompanied by a prospectus containing more complete information including all charges and expenses that apply to an ongoing investment. To obtain a prospectus consult your Atlas Representative, call 1-800-933-ATLAS, or go to www.atlasfunds.com to download an Atlas Funds prospectus online. Please read the material carefully before you invest. Distributed by Atlas Securities, Inc.

Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

From the office of Marion O. Sandler

Chairman of the Board and Chief Executive Officer

Dear Valued Shareholder,

During the first half of 2003, the U.S. economy produced mixed results, as certain sectors remained sound, while others continued to struggle. For example, Gross Domestic Product (GDP), which measures economic growth, increased by 1.4% in the first quarter, and, although still a preliminary estimate at the time this report was written, GDP growth in the second quarter was 2.4%. During the 12-month period that ended in June, consumer spending, as evidenced by retail sales for items such as automobiles, furniture, clothing, and electronics, increased by 4.6%. Additionally, both new and existing home sales were strong, as interest rates hovered at 45-year lows. At the same time, inflation, as measured by the Consumer Price Index, rose 2.1% for the 12-month period ending June 2003.

On the weaker side of the economy, manufacturing activity declined in four out of the first six months of the year. Unemployment, 6.4% as of the end of June, was at its highest level in nine years. Consumer confidence — as measured by the Consumer Sentiment Index1 — fell to a ten-year low in March before rebounding slightly in the second quarter. By the end of the second quarter, the Federal Reserve’s Open Market Committee lowered the Federal Funds rate by 0.25% to 1.0%.

Overall, both the stock and the bond markets posted positive returns for the first half of the year. As time progressed, however, a shift in investor patterns became evident: Fixed income investments remained popular in the first quarter, but equities gained investor favor through the second quarter.

The stock market: a changed course

Stocks produced flat to slightly negative returns in the first quarter, then reversed direction in the second quarter, posting their best three-month returns in several years. The table below highlights short-term performance through June 30, 2003, for three major stock market indices.

[1]	The Consumer Sentiment Index is a monthly survey conducted by the University of Michigan.

Performance of major stock market indices Total returns as of June 30, 2003

Index name	First Quarter 2003		Second Quarter 2003	6 months

Dow Jones Industrial Average (the Dow)[2]	-	4.2%	12.4%	7.7%

Standard & Poor’s 500 Index (S&P 500)[3]	-	3.6%	14.9%	10.8%

NASDAQ Composite Index[4]		0.4%	21.0%	21.5%

The bond market: a decelerating first half

While bonds have outperformed stocks in each of the past three calendar years, they lagged compared to stocks in the first half of 2003. However, bond performance remained positive during the period as interest rates remained near all-time lows and Treasury yields dropped slightly. These factors helped boost the performance of bond investments, since bond prices generally move in the opposite direction of interest rates.

The Atlas Family of Funds: in positive territory

I’m pleased to inform you that, as the table on page 5 illustrates, all Atlas Equity and Fixed Income Funds reported positive year-to-date performance for the three- and six-month periods ended June 30, 2003. While this news is encouraging, these are short-term results and past performance is no guarantee of future results. Detailed performance data on your funds may be found on page 5.

Although the stock and bond markets will always fluctuate, one should remember that maintaining a long-term investment strategy remains fundamentally important. For this reason, we continue to recommend an investment strategy that uses diversification and asset allocation to build a portfolio designed to help you reach your long-term goals with an acceptable level of risk. Now would be an ideal time to meet with your Atlas Representative for a free portfolio review. Your Atlas Representative is always available to help you make investment choices that have the potential to serve you well in all market environments.

The investments you want from the people you trust®

With our diversified family of no load mutual funds, Atlas offers a wide range of investments — from conservative to more aggressive — to suit your individual investment needs. And “no load” means that you pay no sales charge. So all of your

[2]	The Dow Jones Industrial Average is an index of 30 stocks that trade on the New York Stock Exchange. It is a barometer of how shares of the largest U.S. companies are performing.

[3]	The S&P 500 is an index of stocks often considered a fair representation of the stock market in general.

[4]	The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on the NASDAQ exchange. It is a barometer of the performance of smaller companies.

investment dollars go to work for you immediately. Plus, you get the added value of working face to face with an Atlas Representative, who can offer personal guidance that most no load companies do not provide.

As a sister company of World Savings and a subsidiary of the $70-billion strong Golden West Financial Corporation, Atlas Securities, Inc. — a registered broker/dealer — is dedicated to giving you the quality products and services you’ve come to expect from World. In today’s market, our conservative approach is more relevant than ever, and we appreciate the trust you’ve placed in us.

Visit www.atlasfunds.com to access your Atlas accounts or to find more information on our investment offerings and strategies. If you have yet to sign up for online account access, go to www.atlasfunds.com today and begin enjoying 24-hour access to your investments. Enjoy the convenience and benefits of viewing your accounts, purchasing fund shares, and making exchanges among Atlas Funds — online, anytime. Or call 1-800-933-ATLAS (1-800-933-2852) to schedule an appointment with an Atlas Representative at a nearby World Savings branch.

Thank you for your continued trust and confidence. We look forward to serving you now and in the future.

Sincerely,

Marion O. Sandler

Chairman of the Board and Chief Executive Officer

For a prospectus containing more complete information, including all charges and expenses that apply to an ongoing investment, consult your Atlas Representative, call 1-800-933-ATLAS, or go to www.atlasfunds.com to download an Atlas Funds prospectus online. Please read the material carefully before you invest. Distributed by Atlas Securities, Inc.

Atlas Stock and Bond Fund Total Returns	for periods ended June 30, 2003

	3 Months %	6 Months %	1 Year %	5 Years %	10 Years %	Since Inception %	Inception Date

Stock Funds

Balanced*	9.96	7.03	(0.31)	(5.78)	—	3.56	9/30/93

Emerging Growth*	18.30	13.53	(0.29)	(5.56)	—	0.94	4/30/97

Fund of Funds*	10.66	7.23	(0.56)	—	—	(5.10)	5/1/02

Global Growth	20.66	11.29	(7.01)	4.35	—	9.82	4/30/96

Growth and Income	13.12	9.77	0.65	1.12	9.81	11.19	12/5/90

S&P 500 Index*	15.28	11.41	(0.15)	(2.08)	—	9.57	7/2/93

Strategic Growth	14.76	8.50	(1.52)	(6.95)	—	5.18	9/30/93

Value Fund*	13.39	7.06	(6.93)	—	—	(11.15)	5/1/02

Bond Funds

American Enterprise Bond*	—	—	—	—	—	1.15%**	5/1/03

California Municipal Bond	2.23	3.12	7.63	5.04	5.24	6.71	1/24/90

National Municipal Bond	2.53	3.52	8.38	5.20	5.40	6.89	1/24/90

Strategic Income	5.29	9.15	14.65	4.88	—	6.49	5/20/96

U.S. Government and Mortgage Securities	0.23	0.86	5.11	6.05	5.93	7.31	1/19/90

Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Emerging Growth Fund involves greater risks associated with investing in small and emerging growth companies. The Global Growth Fund involves special risks such as currency fluctuations and political uncertainty. The Strategic Income Fund involves the risks associated with high-yield and foreign bonds.

The S&P 500 Index Fund invests all of its assets in a separate mutual fund, the Master Portfolio, which has the same investment objective. Performance shown for the S&P 500 Index Fund for periods prior to August 16, 2000 (commencement of operations), reflects that of the Master Portfolio, adjusted for current fund net operating expense.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Atlas Assets, Inc. the fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

* Some (all, in the case of American Enterprise Bond Fund) of the Fund’s expenses currently are being absorbed by the adviser. Without expense waivers and reimbursements, the Fund’s total return would have been lower.

** Total return is aggregate since initial public offering on May 1, 2003.

For a prospectus containing more complete information, including all charges and expenses that apply to an ongoing investment, consult your Atlas Representative, call 1-800-933-ATLAS, or go to www.atlasfunds.com to download an Atlas Funds prospectus online. Please read the material carefully before you invest. Distributed by Atlas Securities, Inc.

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Balanced Fund

	shares or face amount	value (note 1)
Common Stocks - 59.00%
Apparel & Accessories - 2.03%
Liz Claiborne, Inc.	15,535	$547,609
Banks - 4.01%
U.S. Bancorp	19,695	482,528
Wells Fargo & Co.	11,935	601,524
Broadcasting & Cable TV - 4.10%
Comcast Corp., Cl. A Special (b)	16,415	473,244
Liberty Media Corp., Cl. A (b)	54,681	632,112
Consumer Finance - 1.97%
MBNA Corp.	25,580	533,087
Consumer Staples - 1.65%
Walgreen Co.	14,775	444,728
Data Processing Services - 1.65%
Automatic Data Processing, Inc.	13,140	444,920
Diversified Financial Services - 4.12%
Freddie Mac	11,125	564,816
Morgan Stanley	12,800	547,200
Environmental Services - 2.01%
Waste Management, Inc. (b)	22,555	543,350
General Merchandise Stores - 4.51%
Costco Wholesale Corp. (b)	16,920	619,272
Target Corp. (o)	15,845	599,575
Home Furnishings - 2.89%
Mohawk Industries, Inc. (b)	14,035	779,364
Industrial Machinery - 2.10%
Dover Corp.	18,895	566,094
Movies & Entertainment - 2.04%
Viacom, Inc. - Cl. B (b)(o)	12,595	549,898
Multi-line Insurance - 2.05%
American International Group, Inc.	10,055	554,835
Packaged Foods - 1.96%
Kraft Foods, Inc., C1. A	16,280	529,914
Pharmaceuticals - 6.51%
Johnson & Johnson	8,900	460,130
Merck & Co., Inc.	10,800	653,940
Pfizer, Inc.	18,810	642,361
Property & Casualty Insurance - 7.52%
Berkshire Hathaway Inc., Cl. B (b)	237	575,910
Markel Corp. (b)	1,805	462,080
Mercury General Corp.	7,750	353,787
MGIC Investment Corp.	13,675	637,802
Publishing & Printing - 1.64%
Scripps Co. (E.W.) - Cl. A	4,985	442,269
Restaurants - 2.55%
McDonald’s Corp. (b)	31,220	688,713
Systems Software - 2.02%
Microsoft Corp. (b)	21,320	546,005
Telecommunications - 1.67%
Nokia Corp.	27,415	450,428

Total Common Stocks (cost: $15,431,821)		15,927,495

Corporate Bonds and Notes - 18.38%
Automobile Manufacturers - 1.01%
DaimlerChrysler North American Holdings Corp., 7.20% Gtd. Nts., 9/01/09	$250,000	273,009
Consumer Finance - 3.39%
Ford Motor Credit Co., 6.875% Nts., 2/01/06	$250,000	265,150

Atlas Balanced Fund	(continued)

	shares or face amount	value (note 1)
General Motors Acceptance Corp., 5.75% Nts., 11/10/03	$350,000	$354,824
Household Finance Corp., 7.875% Nts., 3/01/07	$250,000	294,655
Diversified Financial Services - 2.75%
American Express Co., 6.875% Unsec. Nts., 11/01/05	$325,000	358,700
International Lease Finance Corp., 5.75% Nts., 10/15/06	$350,000	382,819
Electronic Equipment & Instruments - 1.24%
Emerson Electric Co., 7.875% Nts., 6/01/05	$300,000	334,558
Food Retail -1.16%
Safeway, Inc., 4.80% Unsec. Sr. Nts., 7/16/07	$300,000	313,737
Industrial Conglomerates - .98%
General Electric Co., 5% Nts., 2/01/13	$250,000	264,064
Integrated Oil & Gas - 1.01%
Marathon Oil Corp., 5.375% Unsec. Nts., 6/01/07	$250,000	273,622
Integrated Telecommunication Services - 1.43%
SBC Communications, Inc., 5.75% Unsec. Sr. Nts., 5/02/06	$350,000	386,545
Packaged Foods - 1.18%
Kraft Foods, Inc., 4.625% Nts., 11/01/06	$300,000	318,624
Property & Casualty Insurance - 1.30%
MGIC Investment Corp., 6% Unsec. Sr. Nts., 3/15/07	$325,000	351,249
Railroads - .24%
Union Pacific Corp., 6.39% Medium-Term Nts., Series E, 11/01/04	$60,000	63,458
Retail-Building Products - 1.26%
Lowe’s Companies, Inc., 7.50% Nts., 12/15/05	$300,000	340,891
Semiconductors - 1.43%
Texas Instruments, Inc., 6.125% Unsec. Nts., 2/01/06	$350,000	384,627

Total Corporate Bonds and Notes (cost: $4,791,557)		4,960,532

Government-Sponsored Enterprises - 6.94%
Federal Home Loan Mortgage Corp., 4.25% due 6/15/05	$700,000	738,235
Federal Home Loan Mortgage Corp., 5.25% due 1/15/06	$600,000	653,154
Federal National Mortgage Assn., 5.125% due 2/13/04	$470,000	481,692

Total Government-Sponsored Enterprises (cost: $1,806,661)		1,873,081

Mortgage-Backed Obligations - 2.40%
Federal National Mortgage Assn., 6% due 5/01/32	$355,659	369,744
Federal National Mortgage Assn., 6.50% due 4/01/32	$266,909	278,341

Total Mortgage-Backed Obligations (cost: $615,247)		648,085

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Fund	(continued)

	shares or face amount	value (note 1)
United States Treasury Notes - 5.53%
3.625% due 3/31/04	$500,000	$509,864
4.625% due 5/15/06	$500,000	542,012
5.75% due 11/15/05 (o)	$400,000	440,234

Total U.S. Treasury Notes (cost: $1,454,645)		1,492,110

Short-Term Securities - 13.85%
Dreyfus Cash Management Plus Fund (p)	$409,657	409,657
Goldman Sachs Financial Square Prime Obligations Fund (p)	$943,099	943,099
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Bonds, 8.75%, August 15, 2020 with a value of $2,451,781	$2,386,270	2,386,270

Total Short-Term Securities (cost: $3,739,026)		3,739,026

Total Securities (cost: $27,838,957) - 106.10%		28,640,329
Other Assets and Liabilities, Net - (6.10)%		(1,645,964)

Net Assets - 100.00%		$26,994,365

Atlas Emerging Growth Fund

	shares or face amount	value (note 1)
Common Stocks - 93.03%
Advertising Services - 2.43%
R.H. Donnelley Corp. (b)	10,860	$396,062
Aerospace/Defense - .85%
United Industrial Corp.	8,520	138,876
Airlines - 1.07%
Frontier Airlines, Inc. (b)	19,260	174,881
Alternative Carriers - 2.35%
Enterasys Networks, Inc. (b)	72,030	218,251
Viasat, Inc. (b)	11,570	165,914
Application Software - 1.41%
Pinnacle Systems, Inc. (b)	21,570	230,799
Auto Parts & Equipment - 1.11%
CSK Auto Corp. (b)	12,490	180,481
Banks & Thrifts - 6.45%
BankAtlantic Bancorp, Inc., Cl. A	12,460	148,149
Brookline Bancorp, Inc.	11,600	162,400
First Niagara Financial Group, Inc.	18,430	257,283
People’s Bank	9,090	263,519
Webster Financial Corp.	5,860	221,508
Biotechnology - 2.80%
Genencor International, Inc. (b)	10,820	178,205
Maxygen, Inc. (b)	11,990	131,530
Protein Design Labs, Inc. (b)	4,670	65,287
Trimeris, Inc. (b)	1,810	82,681
Broadcasting & Cable TV - .54%
Emmis Communications Corp. (b)	3,860	88,587
Casinos & Gaming - 1.08%
Acres Gaming, Inc. (b)	15,720	177,007
Computer Services - 1.68%
Intergraph Corp. (b)	12,720	273,480
Computer Storage & Peripherals - .53%
Imation Corp.	2,280	86,230

Atlas Emerging Growth Fund	(continued)

	shares or face amount	value (note 1)
Construction & Farm Machinery - .82%
Agco Corp. (b)	7,820	$133,566
Consulting Services - 1.33%
Corporate Executive Board Co. (b)	5,330	217,571
Consumer Products - 1.24%
Jarden Corp. (b)	7,330	202,821
Day Care Services - .72%
Bright Horizons Family Solutions, Inc. (b)	3,520	118,131
Diversified Banks - 1.03%
Greater Bay Bancorp	8,150	167,401
Diversified Chemicals - .43%
OM Group, Inc. (b)	4,740	69,820
Diversified Commercial Services - 2.79%
Alliance Data Systems Corp. (b)	8,120	190,008
The Brink’s Co.	18,280	266,340
Diversified Financial Services - 2.56%
Interactive Data Corp. (b)	15,360	259,584
Investment Technology Group, Inc. (b)	8,560	159,216
Diversified Manufacturing - 3.18%
Griffon Corp. (b)	22,590	361,440
Wilson Greatbatch Technologies, Inc. (b)	4,360	157,396
Electric Products - .80%
GrafTech International Ltd. (b)	23,970	130,636
Electronic Equipment & Instruments - 5.91%
Analogic Corp.	7,430	362,287
Nam Tai Electronics, Inc.	9,400	398,560
Varian, Inc. (b)	5,870	203,513
Entertainment Software - 1.09%
Activision Inc. (b)	13,815	178,490
Food - 1.51%
Stake Technology Ltd. (b)	34,820	245,829
Footwear - 1.25%
Wolverine World Wide, Inc.	10,590	203,963
Gas Utilities - 1.08%
AGL Resources, Inc.	6,920	176,045
Gold Mining - .72%
Golden Star Resources Ltd. (b)	44,590	117,718
Health Care Equipment - 4.15%
Dade Behring Holdings, Inc. (b)	9,030	207,419
IGEN International, Inc. (b)	3,930	123,402
Immucore, Inc. (b)	15,890	346,243
Health Care Providers & Services - .75%
Chronimed, Inc. (b)	12,550	123,367
Healthcare Providers - 1.25%
Sierra Health Services, Inc. (b)	10,210	204,200
Industrial Conglomerate - 2.95%
Walter Industries, Inc.	41,060	482,455
Industrial Manufacturer - 3.35%
Louisiana-Pacific Corp. (b)	50,480	547,203
Internet Financial Services - 2.14%
eSPEED, Inc. (b)	17,710	349,950
Internet Software & Services - 1.60%
Concur Technologies, Inc. (b)	11,820	119,027
Harris Interactive, Inc. (b)	21,640	142,608
Miscellaneous Manufacturer - 1.51%
Applied Films Corp. (b)	9,500	245,860

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Emerging Growth Fund	(continued)

	shares or face amount	value (note 1)
Office Automation & Equipment - .83%
Ikon Office Solutions, Inc.	15,170	$135,013
Office Services & Supplies - 2.19%
Moore Wallace, Inc. (b)	24,380	357,898
Oil & Gas Drilling - .99%
Rowan Companies, Inc. (b)	7,190	161,056
Oil & Gas Exploration & Production - 3.02%
Chesapeake Energy Corp.	16,030	161,903
Range Resources Corp. (b)	26,770	167,848
St. Mary Land and Exploration Co.	5,990	163,527
Personal Products - 1.29%
NBTY, Inc. (b)	10,020	211,021
Pharmaceuticals - 3.23%
BioMarin Pharmaceutical, Inc. (b)	7,230	70,565
CIMA Labs, Inc. (b)	2,770	74,485
CollaGenex Pharmaceuticals, Inc. (b)	6,350	85,281
Discovery Laboratories, Inc. (b)	13,250	84,270
ICN Pharmaceuticals, Inc.	7,010	117,488
The Medicines Co. (b)	4,870	95,890
Pipelines - 1.35%
Enbridge Energy Management LLC	4,828	220,253
Property & Casualty Insurance - 1.52%
PMA Capital Corp.	19,710	247,755
Real Estate Investment Trusts - 3.83%
Alexandria Real Estate Equities, Inc.	4,830	217,350
Capital Automotive REIT	7,210	201,808
Regency Centers Corp.	5,900	206,382
Restaurants - 1.08%
Red Robin Gourmet Burgers (b)	9,280	175,949
Semiconductor Equipment - 1.79%
Varian Semiconductor Equipment Associates, Inc. (b)	4,420	131,539
Zoran Corp. (b)	8,390	161,172
Specialty Chemicals - 1.41%
Methanex Corp.	21,520	230,027
Specialty Stores - 1.04%
Hibbett Sporting Goods, Inc. (b)	5,170	170,300
Systems Software - 3.00%
McData Corp., Cl. B (b)	18,290	265,205
Merge Technologies, Inc. (b)	11,100	144,855
NetIQ Corp.	5,210	80,547

Total Common Stocks (cost: $13,512,056)		15,192,586

Short-Term Securities - 8.24%
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Bonds, 8.75%, August 15, 2020 with a value of $1,363,803	$1,346,014	1,346,014

Total Short-Term Securities (cost: $1,346,014)		1,346,014

Total Securities (cost: $14,858,070) - 101.27%		16,538,600
Other Assets and Liabilities, Net - (1.27)%		(207,820)

Net Assets - 100.00%		$16,330,780

Atlas Fund of Funds

	shares	value (note 1)
Fund Holdings - 98.80%
Atlas Emerging Growth Fund	39,664	$402,589
Atlas Global Growth Fund	40,924	580,716
Atlas Growth and Income Fund	30,138	545,804
Atlas Strategic Growth Fund	37,124	383,859
Atlas Value Fund	65,590	566,696
Atlas Strategic Income Fund	128,826	566,836
Atlas American Enterprise Bond Fund	34,555	349,701
Atlas U.S. Government and Mortgage Securities Fund	18,481	191,467
Atlas Money Market Fund	139,273	139,273

Total Fund Holdings (cost: $3,651,123) - 98.80%		3,726,941
Other Assets and Liabilities, Net - 1.20%		45,187

Net Assets - 100.00%		$3,772,128

Atlas Global Growth Fund

	shares or face amount	value (t) (note 1)
Common Stocks - 99.15%
Advertising - .35%
JC Decaux SA (b)	27,420	$343,889
Aerospace & Defense - 4.22%
Boeing Co.	15,700	538,824
Bombardier, Inc., Cl. B	85,000	286,721
Empresa Brasileira de Aeronautica SA (Embraer), ADR	54,853	1,047,692
Lockheed Martin Corp.	13,100	623,167
Northrop Grumman Corp.	6,800	586,772
Raytheon Co.	34,200	1,123,128
Apparel Retail - .57%
Gap, Inc. (The)	30,100	564,676
Application Software - 4.99%
Cadence Design Systems, Inc. (b)	240,541	2,900,924
Electronic Arts, Inc. (b)	7,663	566,985
Synopsys, Inc. (b)	16,998	1,051,326
Trend Micro, Inc. (b)	29,000	451,084
Automobile Manufacturers - 1.90%
Porsche AG, Preferred (o)	4,493	1,897,260
Banks - 9.26%
ABN AMRO Holding NV	80,200	1,536,431
Australia & New Zealand Banking Group Ltd.	39,477	493,108
Bank One Corp.	55,336	2,057,392
ICICI Bank Ltd., Sponsored ADR (b)	99,725	725,001
Royal Bank of Scotland Group plc (The)	53,927	1,515,403
Societe Generale, Cl. A	23,610	1,499,545
Wachovia Corp.	35,280	1,409,789
Biotechnology - 3.50%
Affymetrix, Inc. (b)(o)	23,100	455,301
Amgen, Inc. (b)	15,160	1,007,230
Gilead Sciences, Inc. (b)	20,600	1,144,948
Human Genome Sciences, Inc. (b)	17,100	217,512
Millennium Pharmaceuticals, Inc. (b)(o)	16,200	254,826
Qiagen NV (b)(o)	49,000	412,133
Brewers - 1.19%
Companhia de Bebidas das Americas, ADR	32,953	670,594

The accompanying notes are an integral part of these financial statements.

Atlas Global Growth Fund		(continued)

	shares or face amount	value (t) (note 1)
Grupo Modelo SA de CV, Series C	227,000	$516,748
Broadcasting & Cable TV - 4.27%
Grupo Televisa SA, Sponsored GDR	24,232	836,004
Sirius Satellite Radio, Inc. (b)(o)	1,432,586	2,421,070
Television Broadcasts Ltd.	279,022	1,000,034
Casinos & Gaming - .94%
International Game Technology (b)	9,200	941,436
Computer & Electronics Retail - 2.24%
Circuit City Stores, Inc./Circuit City Group	72,543	638,378
New Dixons Group plc	501,930	1,095,191
RadioShack Corp.	18,900	497,259
Computer Hardware - .51%
International Business Machines Corp.	6,126	505,395
Computer Storage & Peripherals - .52%
Network Appliance, Inc. (b)(o)	14,900	241,529
SanDisk Corp. (b)(o)	6,900	278,415
Consumer Electronics - 2.68%
Broadcom Corp., Cl. A (b)	19,800	493,218
JDS Uniphase Corp. (b)	257,600	904,176
Sharp Corp.	99,000	1,272,385
Consumer Finance - .97%
Credit Saison Co. Ltd.	28,800	472,954
MBNA Corp.	23,800	495,992
Data Processing - .46%
Amadeus Global Travel Distribution SA (b)	80,352	461,340
Distillers & Vintners - .24%
Diageo plc	22,510	240,742
Diversified Commercial Services - 1.08%
Amdocs Ltd. (b)	23,400	561,600
Rentokil Initial plc	163,791	512,388
Diversified Financial Services - 3.01%
American Express Co.	23,900	999,259
Citigroup, Inc. (o)	11,466	490,745
Fannie Mae	6,510	439,034
Marschollek, Lautenschlaeger und Partner AG (MLP) (b)(o)	19,559	292,560
Northern Trust Corp.	6,600	275,814
Schwab (Charles) Corp.	49,800	502,482
Drug Retail - .64%
Boots Group plc	59,955	642,700
Electronic Equipment & Instruments - 1.98%
Keyence Corp.	2,310	423,853
Murata Manufacturing Co. Ltd.	12,500	492,077
Samsung Electronics Co. Ltd.	3,560	1,056,689
Food Retail - .98%
Carrefour SA	10,260	503,844
Seven - Eleven Japan	19,000	473,812
Gas Utilities - .60%
Hong Kong & China Gas Co. Ltd.	471,000	594,911
Health Care Distributors & Services - 2.20%
Fresenius AG, Preferred	13,431	631,902
IMS Health, Inc.	29,600	532,504
Quest Diagnostics, Inc. (b)	16,100	1,027,180
Health Care Equipment - .93%
Amersham plc	48,940	367,883
Applera Corp./Applied Biosystems Group	29,200	555,676

Atlas Global Growth Fund		(continued)

	shares or face amount	value (t) (note 1)
Health Care Supplies - .88%
Essilor International SA (o)	10,590	$427,445
Smith & Nephew plc	78,990	454,712
Household Products - 1.76%
Reckitt Benckiser plc	95,374	1,753,104
Industrial Conglomerates - .49%
Hutchison Whampoa Ltd.	80,000	487,279
Integrated Oil & Gas - 3.93%
BP plc, ADR	24,360	1,023,607
ChevronTexaco Corp.	13,758	993,328
Eni SpA (o)	29,700	451,901
Husky Energy, Inc.	74,890	967,357
Total SA, Cl. B	3,200	484,541
Integrated Telecommunication Services - 1.44%
France Telecom SA (b)	22,090	542,902
Tele Norte Leste Participacoes SA (Telemar), Preferred	76,926,365	889,369
Internet Software & Services - .69%
Yahoo Japan Corp. (b)	42	683,069
Life & Health Insurance - 2.58%
Aegon NV	92,117	924,231
Allianz AG	12,399	1,032,594
Manulife Financial Corp.	21,972	619,361
Managed Health Care - .51%
Oxford Health Plans, Inc. (b)	12,000	504,360
Office Electronics - .55%
Canon, Inc.	12,000	551,460
Office Services & Supplies - .53%
Societe BIC SA	13,651	532,462
Oil & Gas Exploration & Production - 1.32%
Burlington Resources, Inc.	9,100	492,037
Encana Corp. (o)	21,496	820,301
Packaged Foods - .48%
Cadbury Schweppes plc	81,078	479,799
Personal Products - 1.34%
Gillette Co.	28,900	920,754
Shiseido Co. Ltd.	43,000	418,524
Pharmaceuticals - 9.22%
Aventis SA	15,400	848,929
Eisai Co. Ltd.	27,000	556,213
Idec Pharmaceuticals Corp. (b)	10,200	346,800
Johnson & Johnson	17,737	917,003
Mylan Laboratories, Inc.	16,200	563,274
Novartis AG	22,625	896,768
Pfizer, Inc.	30,722	1,049,156
Sanofi-Synthelabo SA	35,489	2,082,516
Schering-Plough Corp.	24,700	459,420
Shionogi & Co. Ltd.	29,000	393,520
Takeda Chemical Industries	14,000	517,264
Teva Pharmaceutical Industries Ltd., Sponsored ADR (o)	9,900	563,607
Property & Casualty Insurance - 2.05%
ACE Ltd.	29,012	994,821
Berkshire Hathaway, Inc., Cl. B (b)	430	1,044,900
Publishing & Printing - 3.36%
Pearson plc	82,780	774,488
Reed Elsevier plc	118,407	986,952

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Global Growth Fund	(continued)

	shares or face amount	value (t) (note 1)
Singapore Press Holdings Ltd.	81,278	$844,531
Wolters Kluwer NV	61,168	738,989
Restaurants - .74%
Panera Bread Co., Cl. A (b)	6,800	272,000
Starbucks Corp. (b)	19,000	465,880
Semiconductor Equipment - .51%
Novellus Systems, Inc. (b)	14,000	512,694
Semiconductors - 2.07%
Advanced Micro Devices, Inc. (b)	93,700	600,617
National Semiconductor Corp. (b)	63,700	1,256,164
NVIDIA Corp. (b)	9,200	211,692
Soft Drinks - .70%
Fomento Economico Mexicano SA de CV, UBD	168,900	694,663
Specialty Chemicals - .98%
International Flavors & Fragrances, Inc.	30,578	976,356
Systems Software - .85%
Sybase, Inc. (b)	31,636	440,057
Symantec Corp. (b)	3,500	153,510
Veritas Software Corp. (b)	9,000	258,030
Telecommunication Equipment - 5.98%
Alcatel SA (b)	57,050	515,288
Ericsson LM, Cl. B (b)	936,600	1,007,286
Nokia Corp., Sponsored ADR, A Shares	28,600	469,898
QUALCOMM, Inc.	61,620	2,202,915
Scientific-Atlanta, Inc.	43,060	1,026,550
Tandberg ASA (b)(o)	143,900	744,513
Wireless Telecommunication Services - 5.96%
KDDI Corp.	822	3,187,907
SK Telecom Co. Ltd.	2,560	436,655
SK Telecom Co. Ltd., ADR (o)	20,800	392,288
Vodafone Group plc	984,060	1,927,582

Total Common Stocks (cost: $92,599,012)		98,857,033

Convertible Bonds and Notes - .20%
Health Care Equipment - .20%
Nektar Therapeutics, 3.00% Cv. Unsec. Sub. Debs., 6/30/10 (a)	$194,000	193,515

Total Convertible Bonds and Notes (cost: $194,000)		193,515

Short-Term Securities - 7.08%
Dreyfus Cash Management Plus Fund (p)	$2,019,886	2,019,886
Goldman Sachs Financial Square Prime Obligations Fund (p)	$4,650,119	4,650,119
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Bonds, 8.75%, August 15, 2020 to August 15, 2090 with a value of $401,479	$392,055	392,055

Total Short-Term Securities (cost: $7,062,060)		7,062,060

Total Securities (cost: $99,855,072) - 106.43%		106,112,608
Other Assets and Liabilities, Net - (6.43)%		(6,410,628)

Net Assets - 100.00%		$99,701,980

Atlas Growth and Income Fund

	shares or face amount	value (note 1)
Common Stocks - 91.54%
Aerospace & Defense - 5.16%
Boeing Co.	143,700	$4,931,784
Lockheed Martin Corp.	82,600	3,929,282
Northrop Grumman Corp. (o)	23,200	2,001,928
Raytheon Co.	118,100	3,878,404
Aluminum - .39%
Alcoa, Inc.	43,900	1,119,450
Asset Management & Custody Banks - 1.18%
Bank of New York Co., Inc. (The)	117,700	3,383,875
Biotechnology - 6.14%
Amgen, Inc. (b)	107,900	7,168,876
Genentech, Inc. (b)	80,000	5,769,600
Gilead Sciences, Inc. (b)	82,900	4,607,582
Broadcasting & Cable TV - 8.27%
EchoStar Communications Corp., Cl. A (b)	307,800	10,656,036
General Motors Corp., Cl. H (b)	436,900	5,596,689
Liberty Media Corp., Cl. A (b)	639,800	7,396,088
Communications Equipment - 2.11%
Nokia Corp., Sponsored ADR, A Shares	92,500	1,519,775
QUALCOMM, Inc.	82,700	2,956,525
Scientific-Atlanta, Inc.	65,000	1,549,600
Computer & Electronics Retail - .36%
Best Buy Co., Inc. (b)	23,300	1,023,336
Computer Hardware - 3.89%
Dell Computer Corp. (b)	207,000	6,615,720
Hewlett-Packard Co.	119,200	2,538,960
International Business Machines Corp.	23,700	1,955,250
Department Stores - .99%
Kohl’s Corp. (b)	55,000	2,825,900
Diversified Banks - 3.37%
Wachovia Corp.	113,200	4,523,472
Wells Fargo Co.	101,500	5,115,600
Diversified Chemicals - .38%
FMC Corp. (b)	48,100	1,088,503
Diversified Commercial Services - 2.64%
Cendant Corp. (b)	411,800	7,544,176
Diversified Financial Services - 7.94%
Citigroup, Inc.	167,000	7,147,600
Franklin Resources, Inc.	136,300	5,325,241
Merrill Lynch & Co., Inc.	31,900	1,489,092
Morgan Stanley	30,600	1,308,150
SLM Corp.	189,300	7,414,881
Drug Retail - .63%
Walgreen Co.	59,500	1,790,950
Electric Utilities - 2.75%
AES Corp. (The) (b)	232,700	1,477,645
Allegheny Energy, Inc. (b)(o)	50,200	424,190
Dominion Resources, Inc.	26,800	1,722,436
Edison International (b)	44,000	722,920
Exelon Corp.	29,600	1,770,376
Pepco Holdings, Inc.	42,600	816,216
PG&E Corp. (b)	44,000	930,600
Electronic Equipment Manufacturers - 1.92%
Flextronics International Ltd. (b)	374,500	3,891,055
Thermo Electron Corp. (b)	76,500	1,608,030
Environmental Services - .57%
Republic Services, Inc. (b)	72,000	1,632,240

The accompanying notes are an integral part of these financial statements.

Atlas Growth and Income Fund	(continued)

	shares or face amount	value (note 1)
Fertilizers & Agricultural Chemicals - .07%
Monsanto Co.	9,809	$212,267
Financial Guarantee Insurance - .76%
AMBAC Financial Group, Inc.	15,600	1,033,500
MBIA, Inc.	23,300	1,135,875
Footwear - .91%
Nike, Inc., Cl. B	48,800	2,610,312
Health Care Equipment - 4.47%
Medtronic, Inc.	77,100	3,698,487
Stryker Corp. (b)	60,500	4,196,885
Varian Medical Systems, Inc. (b)	84,800	4,881,936
Health Care Facilities - .21%
Service Corp. International (b)	152,000	588,240
Hypermarkets & Super Centers - 1.06%
Costco Wholesale Corp. (b)	83,000	3,037,800
Industrial Conglomerates - 1.26%
General Electric Co.	96,200	2,759,016
Tyco International Ltd.	44,100	837,018
Integrated Oil & Gas - 2.68%
BP plc, ADR	182,400	7,664,448
Internet Software & Services - 2.56%
InterActiveCorp (b)(o)	185,000	7,320,450
Life & Health Insurance - 1.72%
Prudential Financial, Inc. (b)	145,700	4,902,805
Managed Health Care - 1.94%
Aetna, Inc. (b)	92,100	5,544,420
Motorcycle Manufacturers - .58%
Harley-Davidson, Inc.	41,800	1,666,148
Movies & Entertainment - 1.61%
Fox Entertainment Group, Inc., A Shares (b)	159,800	4,599,044
Multi-line Insurance - .42%
American International Group, Inc.	21,600	1,191,888
Multi-utilities - .56%
Equitable Resources, Inc.	39,100	1,592,934
Oil & Gas Equipment & Services - .96%
Halliburton Co.	34,800	800,400
Schlumberger Ltd.	33,500	1,593,595
Talisman Energy, Inc.	7,800	357,630
Oil & Gas Exploration & Production - .38%
Pioneer Natural Resources Co. (b)	28,500	743,850
Westport Resources Corp. (b)	15,000	341,250
Paper Products - 1.57%
Sappi Ltd., Sponsored ADR (b)	362,800	4,480,580
Personal Products - .75%
Avon Products, Inc.	34,400	2,139,680
Pharmaceuticals - 3.96%
Eli Lilly & Co.	55,000	3,793,350
Pfizer, Inc.	177,000	6,044,550
Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,000	1,480,180
Property & Casualty Insurance - 1.78%
Chubb Corp. (o)	50,500	3,030,000
Travelers Property Casualty Corp., Cl. B	130,412	2,056,597
Restaurants - 1.23%
McDonald’s Corp. (b)(o)	159,000	3,507,540
Semiconductors - .22%
Texas Instruments, Inc.	36,000	633,600

Atlas Growth and Income Fund	(continued)

	shares or face amount	value (note 1)
Specialty Chemicals - .24%
International Flavors & Fragrances, Inc.	21,300	$680,109
Specialty Stores - 3.45%
Bed Bath & Beyond, Inc. (b)	196,600	7,630,046
OfficeMax, Inc. (b)	341,800	2,238,790
Systems Software - 4.95%
Microsoft Corp. (b)	268,400	6,873,724
Oracle Corp. (b)	274,000	3,293,480
Symantec Corp. (b)	90,800	3,982,488
Thrifts & Mortgage Finance - .89%
Fannie Mae	37,600	2,535,744
Trucking - 1.13%
CNF Transportation, Inc.	127,300	3,230,874
Wireless Telecommunication Services - .53%
Vodafone Group plc, Sponsored ADR (o)	76,400	1,501,260

Total Common Stocks (cost: $228,689,594)		261,610,823

Other Securities - 1.91%
Nasdaq-100 Unit Investment Trust (b)(o)	181,700	5,441,914

Total Other Securities (cost: $4,475,331)		5,441,914

Convertible Bonds and Notes - 0.50%
Pharmaceuticals - .16%
Watson Pharmaceuticals, Inc., 1.75% Cv. Sr. Unsec. Debs., 3/15/23 (a)	$370,000	447,238
Systems Software - .34%
Symantec Corp., 3% Cv. Unsec. Sub. Notes, 11/01/06	$700,000	983,500

Total Convertible Bonds and Notes (cost: $1,383,004)		1,430,738

Rights, Warrants and Certificates - 0.00%
Per-Se Technologies, Inc. Wts., Exp. 2/23/10	99	1

Total Rights, Warrants and Certificates (cost: $0)		1

Short-Term Securities - 10.35%
Dreyfus Cash Management Plus Fund (p)	$2,749,267	2,749,267
Goldman Sachs Financial Square Prime Obligations Fund (p)	$6,329,280	6,329,280
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Bonds, 8.75%, August 15, 2020 with a value of $20,916,755	$20,509,108	20,509,108

Total Short-Term Securities (cost: $29,587,655)		29,587,655

Total Securities (cost: $264,135,584) - 104.30%		298,071,131
Other Assets and Liabilities, Net - (4.30)%		(12,288,670)

Net Assets - 100.00%		$285,782,461

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Growth Fund

	shares or face amount	value (note 1)
Common Stocks - 97.36%
Airfreight & Logistics - 2.37%
Expeditors International of Washington, Inc.	45,890	$1,589,630
Apparel & Accessories - 3.23%
Liz Claiborne, Inc.	61,410	2,164,702
Banks - 2.63%
Charter One Financial, Inc.	56,440	1,759,799
Broadcasting & Cable TV - 5.75%
Comcast Corp. - Special Cl. A (b)	52,195	1,504,782
Liberty Media Corp., Cl. A (b)	203,031	2,347,038
Building Products - 2.49%
Martin Marietta Materials, Inc.	49,555	1,665,543
Consumer Finance - 3.02%
MBNA Corp.	96,950	2,020,438
Distribution/Wholesale - 2.63%
Fastenal Co. (b)(o)	51,920	1,762,165
Diversified Banks - 2.91%
Wells Fargo & Co.	38,700	1,950,480
Diversified Financial Services - 5.65%
Freddie Mac	40,550	2,058,723
Morgan Stanley	40,260	1,721,115
Drug Retail - 2.02%
Walgreen Co.	45,000	1,354,500
Environmental Services - 3.02%
Waste Management, Inc. (b)	83,840	2,019,706
Food - 5.46%
Del Monte Foods Co. (b)	185,115	1,636,417
Kraft Foods, Inc., Cl. A	62,130	2,022,332
Home Furnishings - 5.72%
Ethan Allen Interiors, Inc.	45,450	1,598,022
Mohawk Industries, Inc. (b)	40,160	2,230,085
Hypermarkets & Super Centers - 3.23%
Costco Wholesale Corp. (b)	59,035	2,160,681
Industrial Machinery - 3.19%
Dover Corp.	71,315	2,136,597
Movies & Entertainment - 3.05%
Viacom Inc., Cl. B (b)(o)	46,755	2,041,323
Multi-line Insurance - 6.25%
American International Group, Inc.	33,000	1,820,940
Berkshire Hathaway Inc., Cl. B (b)	974	2,366,820
Pharmaceuticals - 8.85%
Johnson & Johnson	36,270	1,875,159
Merck & Co., Inc.	26,755	1,620,015
Pfizer, Inc.	71,170	2,430,456
Property & Casualty Insurance - 7.37%
Markel Corp. (b)	11,025	2,822,400
White Mountains Insurance Group (b)	5,350	2,113,250
Publishing - 2.69%
Scripps Co. (E.W.), Cl. A	20,340	1,804,565
Reinsurance - 3.03%
Odyssey Re Holdings Corp. (o)	96,275	2,031,402
Restaurants - 3.10%
McDonald’s Corp. (b)	94,065	2,075,074
Specialty Stores - 5.07%
Office Depot, Inc. (b)	122,630	1,779,361
Tiffany & Co.	49,410	1,614,719
Systems Software - 2.57%
Microsoft Corp (b)	67,180	1,720,480

Atlas Strategic Growth Fund	(continued)

	shares or face amount	value (note 1)
Telecommunications - 2.06%
Nokia Corp., Sponsored ADR	83,920	$1,378,806

Total Common Stocks (cost: $62,539,543)		65,197,525

Short-Term Securities - 12.11%
Dreyfus Cash Management Plus Fund (p)	$1,336,783	1,336,783
Goldman Sachs Financial Square Prime Obligation Fund (p)	$3,077,502	3,077,502
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Notes, 8.75%, August 15, 2020 with a value of $3,815,584	$3,698,201	3,698,201

Total Short-Term Securities (cost: $8,112,486)		8,112,486

Total Securities (cost: $70,652,029) - 109.47%		73,310,011
Other Assets and Liabilities, Net - (9.47)%		(6,343,574)

Net Assets - 100.00%		$66,966,437

Atlas Value Fund

	shares or face amount	value (note 1)
Common Stocks - 97.77%
Aerospace & Defense - 2.08%
Lockheed Martin Corp.	3,700	$176,009
Apparel Manufacturers - .92%
VF Corp.	2,300	78,131
Apparel Retail - .99%
Limited Brands	5,400	83,700
Banks - 2.89%
Comerica, Inc.	1,800	83,700
Key Corp.	3,100	78,337
U.S. Bancorp	1,700	41,650
Wachovia Corp.	1,000	39,960
Biotechnology - 1.08%
Wyeth	2,000	91,100
Building Products - 1.98%
Lowe’s Companies, Inc.	3,900	167,505
Data Processing & Outsourced Services - 3.95%
Automatic Data Processing, Inc.	7,400	250,564
First Data Corp.	2,000	82,880
Diversified Banks - 3.81%
Bank of America Corp.	1,900	150,157
Wells Fargo & Co.	3,400	171,360
Diversified Financial Services - 9.65%
Fannie Mae	4,900	330,456
Freddie Mac	7,900	401,083
PNC Financial Services Group, Inc.	1,700	82,977
Electric Utilities - 1.02%
Consolidated Edison, Inc.	2,000	86,560
Electronic Equipment & Instruments - 1.99%
L-3 Communications Holdings, Inc. (b)	2,000	86,980
Pitney Bowes, Inc.	2,100	80,661
Food - 1.93%
Kraft Foods, Inc.	5,000	162,750
Food Distributors - 3.07%
Sara Lee Corp.	13,800	259,578

The accompanying notes are an integral part of these financial statements.

Atlas Value Fund	(continued)

	shares or face amount	value (note 1)
Food Retail - 1.75%
McDonald’s Corp. (b)	6,700	$147,802
Gold Mining - 1.42%
Newmont Mining Corp.	3,700	120,102
Health Care/Drugs - 2.41%
Bristol-Myers Squibb Co.	7,500	203,625
Health Care Facilities - 5.49%
HCA, Inc.	8,000	256,320
Tenet Healthcare Corp. (b)	17,800	207,370
Hypermarkets & Super Centers - 2.17%
Costco Wholesale Corp. (b)	5,000	183,000
Insurance Brokers - 1.00%
Aon Corp.	3,500	84,280
Integrated Oil & Gas - 4.86%
ChevronTexaco Corp.	2,800	202,160
ConocoPhillips	3,800	208,240
Integrated Telecommunication Services - .95%
Bellsouth Corp.	3,000	79,890
Life & Health Insurance - 2.50%
CIGNA Corp.	2,500	117,350
Protective Life Corp.	3,500	93,625
Medical Products - 3.02%
Baxter International, Inc. (b)	9,800	254,800
Motorcycle Manufacturers - 1.37%
Harley-Davidson, Inc.	2,900	115,594
Multi-line Insurance - 1.90%
Allstate Corp.	4,500	160,425
Multimedia - 1.82%
Gannett Co., Inc.	2,000	153,620
Oil & Gas Exploration & Production - 6.02%
Anadarko Petroleum Corp.	3,900	173,433
Burlington Resources, Inc.	3,100	167,617
EOG Resources, Inc.	4,000	167,360
Packaged Foods - 4.83%
ConAgra Foods, Inc.	8,600	202,960
H.J. Heinz Co.	6,200	204,476
Paper Products - 1.75%
Rayonier, Inc.	1,200	39,600
Weyerhaeuser Co.	2,000	108,000
Pharmaceuticals - 7.37%
Merck & Co., Inc.	1,500	90,825
Pfizer, Inc.	10,100	344,915
Schering-Plough Corp.	10,000	186,000
Property & Casualty Insurance - 1.69%
Travelers Property Casualty Corp.	9,000	143,100
Railroads - 1.89%
Burlington Northern Santa Fe Corp.	5,600	159,264
Real Estate Investment Trusts - 6.74%
American Financial Realty Trust (b)	6,400	95,424
Apartment Investment & Management Co.	3,500	121,100
Archstone-Smith Trust	5,000	120,000
Equity Office Properties Trust	3,800	102,638
Equity Residential	5,000	129,750
Toys - 1.46%
Mattel, Inc. (b)	6,500	122,980

Total Common Stocks (cost: $8,066,412)		8,253,743

Atlas Value Fund	(continued)

	shares or face amount	value (note 1)
Short-Term Securities - 2.08%
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Bonds, 8.75%, August 15, 2020 with a value of $179,286	$175,699	$175,699

Total Short-Term Securities (cost: $175,699)		175,699

Total Securities (cost: $8,242,111) - 99.85%		8,429,442
Other Assets and Liabilities, Net - 0.15%		12,677

Net Assets - 100.00%		$8,442,119

Atlas American Enterprise Bond Fund

	face amount	value (note 1)
Mortgage-Backed Obligations - 16.24%
Freddie Mac,
5.50% due 11/01/17	$498,868	$517,419
6.50% due 02/01/33	355,575	370,028
Fannie Mae,
5.00% due 02/01/18	356,258	368,453
5.50% due 10/01/16	447,252	464,666
6.00% due 09/01/32	178,594	185,666
6.00% due 11/01/32	169,110	175,807
6.50% due 08/01/32	415,605	433,405

Total Mortgage-Backed Obligations (cost: $2,520,090)		2,515,444

Government-Sponsored Enterprises - 8.00%
Freddie Mac,
4.25% due 06/15/05	225,000	237,290
4.875% due 03/15/07	225,000	246,716
5.75% due 04/15/08	225,000	257,108
Fannie Mae,
5.25% due 04/15/07	225,000	250,061
6.00% due 12/15/05	225,000	248,770

Total Government-Sponsored Enterprises (cost: $1,235,557)		1,239,945

U.S. Government Obligations - 3.15%
U.S. Treasury Notes, 4.625% due 05/15/06	450,000	487,810

Total U.S. Government Obligations (cost: $490,134)		487,810

Corporate Bonds and Notes - 66.80%
Apparel & Accessories - 1.74%
Gap, Inc. (The), 6.90% Unsec. Nts. due 09/15/07	250,000	269,375
Automobile Manufacturers - 2.20%
Daimlerchrysler North American Holdings Corp., 7.20% Unsec. Nts. due 09/01/09	300,000	341,006
Broadcasting & Cable TV - 3.64%
AT&T Broadband Corp., 8.375% Unsec. Nts. due 03/15/13	450,000	565,313
Building Products - .54%
American Standard, Inc.,
7.375% Sr. Unsec. Nts. due 02/01/08	25,000	27,625
7.625% Sr. Unsec. Nts. due 02/15/10	50,000	56,750

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas American Enterprise Bond Fund		(continued)

	face amount	value (note 1)
Computer Hardware - 2.81%
International Business Machines Corp., 4.875% Sr. Unsec. Nts. due 10/01/06	$400,000	$434,701
Computer Storage & Peripherals - 2.15%
Lexmark International, Inc., 6.75% Sr. Unsec. Unsub. Nts. due 05/15/08	295,000	332,969
Consumer Finance - 6.33%
Household Finance Corp., 7.875% Sr. Unsec. Nts. due 03/01/07	415,000	489,127
International Lease Finance Corp., 5.75% Unsec. Nts. due 10/15/06	450,000	492,196
Department Stores - 1.86%
Target Corp.,
5.875% Nts. due 03/01/12	200,000	226,013
7.50% Sr. Unsec. Nts. due 08/15/10	50,000	61,540
Diversified Chemicals - 2.44%
Chevron Phillips Chemical Co., 5.375% Sr. Unsec. Nts. due 06/15/07	350,000	377,529
Diversified Commercial Services - 2.07%
Equifax, Inc., 6.30% Nts. due 07/01/05	300,000	320,643
Diversified Financial Services - 13.53%
CIT Group, Inc., 7.625% Sr. Unsec. Unsub. Nts. due 08/16/05	250,000	275,299
Ford Motor Credit Co., 6.875% Unsec. Nts. due 02/01/06	350,000	371,210
General Electric Capital Corp., 4.625% Nts., Series MTNA due 09/15/09	450,000	481,545
General Motors Acceptance Corp., 5.75% Nts. due 11/10/03	200,000	202,756
Goldman Sachs Group, Inc., 7.35% Nts. due 10/01/09	300,000	365,054
Morgan Stanley, 6.875% Sr. Unsec. Unsub. Nts. due 03/01/07	350,000	401,120
Electric Utilities - 3.60%
Wisconsin Power & Light, 7.625% Unsec. Debs. due 03/01/10	140,000	167,530
WPS Resources Corp., 7.00% Sr. Unsec. Unsub. Nts. due 11/01/09	325,000	390,290
Food Retail - 1.82%
Safeway, Inc., 7.00% Sr. Unsec. Nts. due 09/15/07	250,000	282,151
Health Care Distributors & Services - 2.13%
AmerisourceBergen Corp., 8.125% Sr. Nts. due 09/01/08	300,000	330,000
Integrated Oil & Gas - 2.34%
Marathon Oil Corp., 5.375% Unsec. Nts. due 06/01/07	250,000	273,622
Occidental Petroleum, 7.375% Sr. Unsec. Nts. due 11/15/08	75,000	88,639
Integrated Telecommunication Services - 1.78%
SBC Communications, Inc., 5.75% Sr. Unsec. Nts. due 05/02/06	250,000	276,104
IT Consulting Services - 2.86%
Computer Sciences Corp., 7.50% Unsec. Unsub. Nts. due 08/08/05	398,000	443,579
Packaged Foods - 3.08%
Kraft Foods, Inc., 4.625% Nts. due 11/01/06	450,000	477,936

Atlas American Enterprise Bond Fund		(continued)

	face amount	value (note 1)
Pharmaceuticals - 1.78%
Watson Pharmaceuticals, Inc., 7.125% Sr. Unsec. Nts. due 05/15/08	$250,000	$275,000
Property & Casualty Insurance - 3.11%
Markel Corp., 6.80% Nts. due 02/15/13	75,000	81,558
MGIC Investment Corp., 6.00% Sr. Unsec. Nts. due 03/15/07	370,000	399,883
Restaurants - 2.53%
Tricon Global Restaurants, 8.50% Sr. Unsec. Nts. due 04/15/06	350,000	392,000
Wireless Telecommunication Services - 2.46%
Motorola, Inc., 6.75% Sr. Unsub. Nts. due 02/01/06	350,000	381,500

Total Corporate Bonds and Notes (cost: $10,327,490)		10,351,563

Total Investments (cost: $14,573,271) - 94.19%		14,594,762
Other Assets and Liabilities, Net - 5.81%		900,650

Net Assets - 100.00%		$15,495,412

Atlas California Municipal Bond Fund

	face amount	value (note 1)
Bonds – 87.82%
A B C Unified School District, Capital Appropriation, FGIC Insured, Series B, 0% due 08/01/23	$2,000,000	$735,040
Abag Financing Authority For Nonprofit Corps., Schools of Sacred Heart, Series A, 6.15% due 06/01/15	1,000,000	1,102,470
6.45% due 06/01/30	2,600,000	2,817,854
Anaheim Public Financing Authority, Lease Revenue Public Improvements Project, Series A, FSA Insured, 5% due 03/01/37	6,000,000	6,157,080
Berryessa, FSA Incured, 5% due 08/01/17	1,035,000	1,123,016
Beverly Hills Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,182,750
5.50% due 05/01/18	990,000	1,169,566
5.50% due 05/01/20	765,000	897,345
Burbank, Glendale, Pasadena Airport Authority, Airport Revenue Refunding, AMBAC Insured, 6.40% due 06/01/10	2,000,000	2,008,600
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,338,007
Centinella Valley, Unified School District Refunding, Series A, MBIA Insured, 5.25% due 08/01/31	1,000,000	1,132,740
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities, Series A, AMBAC Insured, 5% due 10/01/22	3,250,000	3,368,203
Chaffey Community College District, Series A, FSA Insured, 5.25% due 07/01/17	1,605,000	1,792,480

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund		(continued)

	face amount	value (note 1)
Contra Costa Water District, Water Treatment Revenue Refunding, Series G, MBIA Insured, 5.90% due 10/01/08	$3,600,000	$3,892,500
East Bay Municipal Utility District, Water System Revenue, MBIA Insured, 5% due 06/01/26	3,000,000	3,121,200
Elk Grove Unified School District, Special Tax Refunding, Community Facilities District 1, AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,946,370
Foothill/Eastern Corrider Agency, Toll Road Revenue,
5.75% due 01/15/40	7,345,000	7,643,721
MBIA Insured, 0% due 01/15/20	3,000,000	2,484,120
Kern High School District Refunding, Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,504,212
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area #1, AMBAC Insured, 5% due 09/01/21	1,000,000	1,059,650
Lodi Unified School District, MBIA Insured,
5% due 08/01/19	2,990,000	3,201,692
5% due 08/01/22	4,195,000	4,416,999
Long Beach Financing Authority Lease Revenue, Public Safety Facilities Projects, AMBAC Insured, 5% due 11/01/26	1,000,000	1,046,250
Long Beach Harbor Revenue, MBIA Insured, AMT, 5.25% due 05/15/25	2,000,000	2,037,740
Long Beach Unified School District, Election 1999, Series C, MBIA Insured, 5% due 08/01/21	2,245,000	2,343,107
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured, 6% due 11/01/19	2,000,000	2,339,180
Los Angeles, Department of Water and Power Waterworks Revenue, Series A, 5.125% due 07/01/41	6,500,000	6,682,065
Los Angeles, Harbor Development Revenue, 7.60% due 10/01/18	140,000	182,846
Los Angeles, Unified School District, Series A, MBIA Insured, 5.375% due 07/01/18	1,000,000	1,125,610
Los Angeles, Wastewater System Revenue Refunding, Series A, MBIA Insured, 5.875% due 06/01/24	2,250,000	2,396,588
Los Banos Unified School District, Election of 1995, FGIC Insured, 5% due 08/01/25	1,005,000	1,051,260
Manhattan Beach Unified School District, Series A, FGIC Insured, 0% due 09/01/16	2,690,000	1,512,533
Marin Municipal Water District Water Revenue, MBIA Insured, 5.65% due 07/01/23	2,000,000	2,040,260
Maritime Infrastructure Authority, Airport Revenue, San Diego University, Port District Airport, AMBAC Insured, AMT, 5% due 11/01/20	9,500,000	9,662,165
Modesto High School District, Stanislaus County, Capital Appropriation, Series A, FGIC Insured, 0% due 08/01/26	4,000,000	1,242,240
Modesto Irrigation District COP, Refunding and Capital Improvement, Series B, 5.30% due 07/01/22	2,955,000	2,956,862

Atlas California Municipal Bond Fund		(continued)

	face amount	value (note 1)
Montebello Unified School District, Capital Appropriation, FGIC Insured, 0% due 08/01/17	$2,150,000	$1,143,951
Mt. Diablo Unified School District, 5% due 08/01/24	1,000,000	1,046,790
Natomas Unified School District, 1999 Refunding, MBIA Insured, 5.95% due 09/01/21	1,000,000	1,213,500
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project 1, Series A, AMBAC Insured, 7.50% due 07/01/23	50,000	69,678
Oakland Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured, 5% due 04/01/23	2,330,000	2,415,255
Pacifica, COP, Street Improvement Project, AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,272,341
Palo Alto Unified School District, Series B, 5.375% due 08/01/18	1,250,000	1,378,913
Pasadena, Electric Revenue, MBIA Insured, 5% due 06/01/19	4,625,000	4,947,455
Pomona Unified School District, Series C, FGIC Insured, 6% due 08/01/25	500,000	593,485
Puerto Rico Commonwealth, Electric Power Authority, Power Revenue, MBIA Insured, 5% due 07/01/20	2,000,000	2,239,740
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,212,580
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,192,470
Series Z, 5.25% due 07/01/21	2,000,000	2,080,660
Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue, Series A, 5% due 07/01/38	3,500,000	3,547,460
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Series A, 5.50% due 10/01/32	1,000,000	1,100,950
Puerto Rico Commonwealth, Public Finance Corp., Commonwealth Appropriation,
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,455,850
Series E, 5.50% due 08/01/29	2,250,000	2,388,938
Puerto Rico Commonwealth, Public Improvement,
5% due 07/01/27	1,000,000	1,147,590
FSA Insured, 5.125% due 07/01/30	2,000,000	2,113,780
MBIA Insured, Series A, 5.50% due 07/01/13	1,000,000	1,193,660
MBIA Insured, Series A, 5.50% due 07/01/14	1,000,000	1,196,500
Series C, 6% due 07/01/13	2,000,000	2,275,320
Puerto Rico Public Buildings Authority, Guaranteed Revenue,
Series D, 5.375% due 07/01/33	4,500,000	4,751,325
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	1,043,463
Sacramento Sanitation District Financing Authority Revenue, AMBAC Insured, 5% due 12/01/27	1,250,000	1,299,738

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas California Municipal Bond Fund		(continued)

	face amount	value (note 1)
Salinas Unified High School District, Series A, MBIA Insured, 5.375% due 06/01/22	$2,830,000	$3,103,548
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured, 5% due 08/01/28	1,500,000	1,533,705
San Diego, COP, 5.25% due 10/01/28	1,000,000	1,047,640
San Diego, Public Safety Communication Project, 6.50% due 07/15/09	1,525,000	1,857,328
San Francisco City and County, COP, San Bruno Jail #3, AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,245,600
San Francisco City and County Airport Commission, International Airport Revenue, Issue 23B, Second Series, FGIC Insured, 5% due 05/01/24	3,000,000	3,119,580
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
0%/7.40% due 01/01/07 (d)	1,000,000	1,196,580
0%/7.50% due 01/01/09 (d)	1,000,000	1,256,460
San Jose, Library, Parks and Public Safety Projects, 5% due 09/01/21	3,830,000	4,051,987
San Jose Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project Refunding, MBIA Insured, 5% due 08/01/20	2,500,000	2,589,850
San Jose, Unified School District, Santa Clara County,
Series A, FSA Insured, 5% due 08/01/21	1,745,000	1,845,425
Series A, FSA Insured, 5% due 08/01/22	3,700,000	3,895,804
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,228,848
Sanger Unified School District, MBIA Insured, 5.60% due 08/01/23	2,530,000	2,973,104
Santa Ana, Unified School District, MBIA Insured, 5.375% due 08/01/19	1,065,000	1,180,020
Santa Barbara, Revenue COP, Retirement Services, 5.75% due 08/01/20	2,000,000	2,237,180
Santa Clara, Unified School District, Election of 1997, MBIA Insured, 5% due 07/01/21	1,795,000	1,897,584
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A, 5% due 06/01/18	2,000,000	2,135,940
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured,
7.25% due 08/01/07	500,000	603,190
7.25% due 08/01/13	2,000,000	2,673,020
Saugus Unified School District, Series A, MBIA Insured, 5.65% due 09/01/11	2,035,000	2,091,797
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured,
0% due 08/01/13	500,000	338,340
0% due 08/01/14	250,000	159,765
Southern California Rapid Transit District, COP, Workers Compensation Fund, MBIA Insured, 6% due 07/01/10	1,000,000	1,018,910

Atlas California Municipal Bond Fund		(continued)

	face amount	value (note 1)
State, General Obligation,
5% due 02/01/17	$500,000	$520,070
5% due 02/01/32	2,500,000	2,466,200
5% due 10/01/22	3,000,000	3,013,020
5.25% due 02/01/28	5,000,000	5,100,150
5.50% due 06/01/25	1,590,000	1,647,240
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,014,740
State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,093,960
State Department of Water Resources, Power Supply Revenue,
Series A, 5.375% due 05/01/22	4,500,000	4,668,480
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,103,900
State Educational Facilities Authority Revenue Refunding,
California Institute of Technology, 5% due 10/01/32	1,000,000	1,043,190
College of Arts, 5.75% due 06/01/25	2,000,000	2,071,880
Dominican University, 5.75% due 12/01/30	1,000,000	1,048,160
Loyola Marymount University, MBIA Insured, 5% due 10/01/22	700,000	725,459
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,234,380
Pepperdine University, MBIA Insured, 6.10% due 03/15/14	2,595,000	2,741,773
Santa Clara University, MBIA Insured, 5.75% due 09/01/18	3,255,000	3,341,941
Santa Clara University, MBIA Insured, 5% due 09/01/23	3,750,000	4,106,775
Scripps College, 5% due 08/01/31	500,000	512,680
Stanford University, Series R, 5% due 11/01/21	2,000,000	2,102,820
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,789,056
State Health Facilities Financing Authority Revenue Refunding,
Scripps Health, Series A, MBIA Insured, 5% due 10/01/22	500,000	518,115
Stanford Health Care, Series A, FSA Insured, 5% due 11/15/28	1,000,000	1,031,030
5% due 11/15/23	3,000,000	3,004,650
5% due 03/01/33	3,000,000	2,940,690
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	2,000,000	2,111,880
Series B, AMBAC Insured, AMT, 5.25% due 02/01/28	1,650,000	1,686,762
Series F, MBIA Insured, AMT, 6.10% due 08/01/15	1,000,000	1,031,950
Series H, AMT, 6.15% due 08/01/16	2,020,000	2,120,253
Series I, MBIA Insured, AMT, 5.65% due 08/01/17	1,400,000	1,474,928
Series K, MBIA Insured, 6.15% due 08/01/16	3,000,000	3,191,520

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund		(continued)

	face amount	value (note 1)
Series L, MBIA Insured, AMT, 5.55% due 08/01/05	$300,000	$317,073
Series Q, MBIA Insured, 5.85% due 08/01/16	1,000,000	1,063,340
State Infrastructure & Economic Development Bank, Revenue,
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,111,720
Kaiser Hospital, Assistance I-Limited Liability Co., Series A, 5.55% due 08/01/31	3,500,000	3,634,015
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,149,020
State Pollution Control Financing Authority, Pollution Control Revenue, Pacific Gas & Electric Co., Series B, MBIA Insured, AMT, 5.85% due 12/01/23	1,800,000	1,837,044
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series C, AMT, 4.85% due 12/01/27	1,000,000	1,056,660
State Public Works Board, Lease Revenue, Various University of California Projects, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,549,709
State Rural Home Mortgage Finance Authority, Single Family Revenue Refunding, Series C, AMT, 7.50% due 08/01/27	365,000	422,539
Statewide Communities Development Authority,
COP, 6% due 08/01/28	2,000,000	2,110,680
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,063,800
Statewide Communities Development Authority, Multi-Family Revenue, Archstone/LeClub-G, 5.30% due 06/01/29	2,000,000	2,138,940
Residential-B, 5.20% due 12/01/29	2,500,000	2,686,400
Statewide Communities Development Authority, Solid Waste Disposal Facilities Revenue, Waste Management, Inc. Project, AMT, 4.95% due 04/01/11	1,000,000	1,017,710
Stockton Health Facilities Revenue, Dameron Hospital, Series A, 5.70% due 12/01/14	200,000	212,186
Turlock Irrigation District Revenue Refunding, Series A, MBIA Insured, 6% due 01/01/10	500,000	591,910
University of Calfornina, Multi-Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,740,560
University of Puerto Rico University System Revenue Bonds, COP, Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,062,680
Upland, COP, San Antonio Community Hospital, 5% due 01/01/18	2,745,000	2,751,396
Upland, Unified School District, Capital Appropriation, Election of 2000, FSA Insured, 0%/5.125% due 08/01/25 (d)	1,000,000	1,036,780

Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Vallejo Revenue Water Improvement Project, Series B, FGIC Insured, 6.50% due 11/01/14	$4,000,000	$4,293,800
Vallejo Unified School District, Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,222,410
Westside Unified School District Refunding, Series C, AMBAC Insured, 6% due 08/01/14	300,000	371,404

Total Bonds (cost: $274,618,316)		295,216,346

Variable Rate Demand Notes* - 12.73%
Abag Financing Authority For Nonprofit Corps., Schools of Sacred Heart, Series C, 0.95% due 10/01/27	800,000	800,000
Fremont, Multi-Family Housing Revenue, Mission Wells, Series E, 0.95% due 09/01/14	400,000	400,000
Irvine Improvement Bond Act 1915, Assessment District No. 87-8, 0.85% due 09/02/24	1,700,000	1,700,000
Assessment District No. 94-13, 0.95% due 09/02/22	2,000,000	2,000,000
Assessment District No. 97-16, 0.85% due 09/02/22	700,000	700,000
Irvine Ranch Water District,
Consolidated Refunding, Series A, 0.92% due 05/01/09	1,800,000	1,800,000
COP, Capital Improvement Project, 0.90% due 08/01/16	300,000	300,000
District Nos. 102, 103, 105 & 106, 0.92% due 09/01/06	2,000,000	2,000,000
District Nos. 140, 240, 105 & 250, 0.85% due 04/01/33	1,100,000	1,100,000
Los Angeles, Community Redevelopment Agency, COP,
Baldwin Hills Public Park, 0.97% due 12/01/14	500,000	500,000
Willowbrook Project, 0.97% due 12/01/14	2,100,000	2,100,000
Los Angeles Housing Authority, Multi-Family Housing Revenue, Malibu Meadows Project, Series B, 0.87% due 04/15/28	1,000,000	1,000,000
Metropolitan Water District Southern California Waterworks Revenue, Series B, 0.85% due 07/01/28	600,000	600,000
Orange County, Apartment Development Revenue,
Aliso Creek Project B, 0.85% due 11/01/22	2,095,000	2,095,000
Capistrano Pointe Project, Series A, 0.87% due 12/01/29	1,000,000	1,000,000
Orange County, Improvement Bond Act 1915, Assestment District No. 01-1, Series A, 0.85% due 09/02/33	2,900,000	2,900,000
Orange County, Sanitation Districts, COP, District Nos. 1-3, 5-7, & 11, AMBAC Insured, 0.85% due 08/01/16	400,000	400,000

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Rancho Mirage, Joint Powers Financing Authority, Eisenhower Medical Center,
Series A, 1.46% due 01/01/26	$1,800,000	$1,800,000
Series B, 0.95% due 01/01/26	3,715,000	3,715,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, 1.45% due 08/01/25	400,000	400,000
San Francisco, City and County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project, Series A-1, 0.95% due 12/01/17	1,000,000	1,000,000
Southern California Public Power Authority Transmission Project, Revenue Refunding, Southern Transmission, Series A, FSA Insured, 0.95% due 07/01/23	1,800,000	1,800,000
State Department of Water Resources, Power Supply Revenue,
Series B-2, 1.10% due 05/01/22	1,000,000	1,000,000
Series B-6, 0.85% due 05/01/22	1,300,000	1,300,000
Series C-10, 0.94% due 05/01/22	500,000	500,000
Series C-12, 0.90% due 05/01/22	600,000	600,000
State Health Facilities Financing Authority Revenue Refunding, Scripps Health, Series A, MBIA Insured, 0.97% due 10/01/22	2,000,000	2,000,000
Scripps Memorial Hospital, Series B, MBIA Insured, 0.97% due 12/01/15	300,000	300,000
Statewide Communities Development Authority, COP, AMBAC Insured,
John Muir/Mt. Diablo Health System, 0.92% due 08/15/27	3,600,000	3,600,000
Sutter Health Obligation Group, 0.85% due 07/01/15	800,000	800,000
Tustin, Improvement Bond Act 1915, Reassessment District No. 95-2, Series A, 0.85% due 09/02/13	500,000	500,000
Vallejo, Housing Authority, Multi-Family Revenue, Remarketed, Series A, 0.90% due 05/15/22	100,000	100,000
Western Riverside, Regional Wastewater Authority, Regional Wastewater Treatment, 6% due 04/01/28	2,000,000	2,000,000

Total Variable Rate Demand Notes (cost: $42,810,000)		42,810,000

Total Securities (cost: $317,428,316) - 100.55%		338,026,346
Other Assets and Liabilities, Net - (.55)%		(1,858,134)

Net Assets - 100.00%		$336,168,212

Atlas National Municipal Bond Fund

	face amount	value (note 1)
Bonds – 89.82%
A B C California Unified School District, Capital Appropriation, Series B, FGIC Insured, 0% due 08/01/24	$1,715,000	$593,527
Alabama State Docks Department, Docks Facilities Revenue, MBIA Insured, AMT, 6.10% due 10/01/13	1,000,000	1,134,590
Anchorage, Alaska, Electric Utility Revenue Refunding, Senior Lien, MBIA Insured, 8% due 12/01/10	985,000	1,311,390
Broward County, Florida, Resource Recovery Revenue, Wheelabrator South-B, 4.50% due 06/01/11	500,000	518,375
Calcasieu Parish, Louisiana, Public Trust Authority, Student Lease Revenue, McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,377,712
California, Department Water Resource Power Supply Revenue, Series A, 5.375% due 05/01/22	1,000,000	1,037,440
California, Educational Facilities Authority Revenue, Santa Clara University, MBIA Insured, 5% due 09/01/23	1,000,000	1,095,140
California, General Obligation,
5% due 10/01/22	1,000,000	1,004,340
5% due 10/01/32	500,000	493,240
Capital Trust Agency, Florida, Revenue, Seminole Tribe Convention, Series A,
8.95% due 10/01/33	340,000	365,956
10% due 10/01/33	610,000	701,842
Charles City County, Virginia, Industrial Development Authority, Solid Waste Disposal Facilities Revenue, Waste Management Virginia, Inc. Project, AMT, 4.875% due 02/01/09	1,000,000	1,038,060
Chatham County, Georgia, Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,079,160
Chesterfield County, Virgina, Industrial Development Authority, Pollution Control Revenue, Virgina Electric and Power Co., 5.875% due 06/01/17	1,500,000	1,599,750
Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, 7.25% due 12/01/12	1,500,000	1,995,090
Chicago, Illinois, Park District Aquarium & Museum, Series B, 6.50% due 11/15/13	1,500,000	1,641,405
Colorado Department of Transportation, Revenue Anticipation Notes, Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,151,320
Colorado Educational & Cultural Facilities Authority Revenue, 5.875% due 04/01/22	500,000	526,320
Colorado Housing Finance Authority, Single Family Program, Senior Series A-1, AMT, 7.40% due 11/01/27	220,000	223,397
Colorado Public Highway Authority, E-470, Capital Appropriation Senior Series B, MBIA Insured, 0% due 09/01/21	2,000,000	821,140

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Connecticut State Health & Educational Facilities Authority Revenue,
5% due 07/01/42	$1,500,000	$1,568,235
5.125% due 07/01/27	2,700,000	2,816,370
Cook County, Illinois, MBIA Insured, 7.25% due 11/01/07	620,000	707,947
Cuyahoga, Ohio, Refunding Revenue Bonds, Series A, 5.50% due 01/01/29	1,000,000	1,038,180
Dallas-Fort Worth, Texas, International Airport Revenue, Refunding and Improvement, Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,570,290
FSA Insured, AMT, 5% due 11/01/32	2,000,000	1,964,220
Denver, City and County Airport Revenue, Series B, 5% due 11/15/33	1,000,000	1,028,500
Foothill/Eastern Corridor Agency, California, Toll Road Refunding, 5.75% due 01/15/40	2,000,000	2,081,340
Escambia, Florida, Health Facilities Authority Revenue, Ascension Health Credit, Series A, 5.25% due 11/15/11	1,000,000	1,115,510
Hawaii, Department of Budget and Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc. Projects, Series A, AMBAC Insured, AMT, 5.10% due 09/01/32	1,500,000	1,523,280
Illinois Health Facilities Authority Revenue, Northwestern Medical Facilities Foundation, MBIA Insured, 5.125% due 11/15/28	1,000,000	1,020,130
Illinois State General Obligation, FSA Insured, 5.375% due 05/01/13	2,000,000	2,302,500
Indianapolis, Indiana, Airport Authority Revenue, Special Facilities, Federal Express Corp., AMT, 7.10% due 01/15/17	500,000	531,465
Jones County, Mississippi, Hospital Revenue, South Central Regional Medical Center, 5.50% due 12/01/17	250,000	251,368
Kansas City, Kansas, Utility System Revenue, Unrefunded Balance, FGIC Insured, 6.375% due 09/01/23	1,010,000	1,082,488
Kern, California, High School District, Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	672,688
Lakota, Ohio, Local School District, AMBAC Insured, 7% due 12/01/09	1,740,000	2,188,154
Long Island Power Authority, New York, Electric System Revenue, 5% due 06/01/08	1,500,000	1,645,800
Maine State Housing Authority Mortgage Purchase, Series A-1, AMBAC Insured, AMT, 6.40% due 11/15/14	1,400,000	1,452,528
Maricopa County, Arizona, Unified School District 69, Paradise Valley Refunding, MBIA Insured, 6.35% due 07/01/10	600,000	731,868
Massachusetts State Industrial Finance Agency Revenue, 5.65% due 10/01/18	500,000	524,170

Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Metropolitan Pier & Exposition Authority, Illinois, Dedicated State Tax Revenue, McCormick Place Expansion Project,
Capital Appropriation, FGIC Insured, 0% due 06/15/29	$4,000,000	$1,052,520
Prerefunded, Series A, 7.25% due 06/15/05	35,000	39,040
Prerefunded, Series A, 7.25% due 06/15/05	105,000	117,208
Prerefunded, Series A-2002, 7.25% due 06/15/05	105,000	117,186
Unrefunded Balance, Series A-2002, 7.25% due 06/15/05	5,000	5,528
Metropolitan Transportation Authority, New York, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,176,640
Series A, 5.125% due 01/01/29	1,000,000	1,046,600
Metropolitan Transportation Authority, New York, Transportation Facilities Revenue, Series 8, 5.375% due 07/01/21	1,000,000	1,183,040
Mississippi Higher Education Assistance Corp., Student Loan Revenue, Series C, AMT, 6.05% due 09/01/07	300,000	306,564
Mohegan Tribe Indians, Connecticut Gaming Authority, Public Improvement, Priority Distribution, 6.25% due 01/01/31	1,000,000	1,063,650
Nevada Housing Division, Single Family Mortgage, Series C, AMT, 6.60% due 04/01/14	475,000	513,409
New Hampshire State Business Financing Authority, Pollution Control Revenue, Central Maine Power Co., 5.38% due 05/01/14	2,000,000	2,162,920
New York City, New York, General Obligation,
Series F, 6% due 08/01/11	500,000	552,760
Series I, 5.875% due 03/15/14	500,000	545,800
Series L, 5.75% due 08/01/12	500,000	557,535
New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Prerefunded, Series B, 6% due 06/15/33	625,000	760,488
Series B, 6% due 06/15/33	375,000	446,033
New York City, New York, Transitional Financing Authority Revenue, Future Tax Secured, Series B, 5% due 05/01/30	1,000,000	1,037,710
New York State Highway Authority, Service Contract Revenue, Local Highway and Bridge, 5% due 04/01/17	1,000,000	1,053,500
New York State Urban Development Corp. Revenue, Correctional Facilities, Series A, 5.50% due 01/01/16	1,000,000	1,036,860
North Carolina, Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,034,970
Series D, 5.125% due 01/01/23	500,000	486,480
North Carolina, Municipal Power Agency, Series B, 6.375% due 01/01/08	1,000,000	1,147,970

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
North Carolina State Facilities Financing Agency Revenue, Duke University Project, Series A, 5.125% due 07/01/42	$2,000,000	$2,099,940
North Carolina State Public Improvement, Series A, General Obligation, 5.10% due 09/01/16	3,000,000	3,309,210
Orange County, Florida, Health Facilities Authority Revenue, 5.750% due 12/01/32	1,000,000	1,044,290
Phoenix, Arizona, Civic Improvement Corp., Water System Revenue, FGIC Insured, 5.25% due 07/01/28	1,000,000	1,155,950
Pinal County, Arizona, Unified School District 43, Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	522,980
Port of Seattle, Washington, Revenue, Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,058,800
Puerto Rico Commonwealth, Infrastructure Financing Authority, Series A, 5.50% due 10/01/32	1,000,000	1,100,950
Puerto Rico Commonwealth, Public Improvement,
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	598,250
Series C, 6% due 07/01/13	1,000,000	1,137,660
Puerto Rico Electric Power Authority, Power Revenue Refunding, Series Z, 5.25% due 07/01/21	1,000,000	1,040,330
Puerto Rico Public Buildings Authority Revenue, Series D, 5.25% due 07/01/27	1,000,000	1,042,080
Rhode Island Health and Educational Building Corp. Revenue, Higher Education Facility, Salve Regina University,
4.50% due 03/15/17	425,000	436,989
4.60% due 03/15/18	560,000	575,719
5.125% due 03/15/32	1,500,000	1,568,400
Steubenville, Ohio Hospital Revenue, Facilities Refunding and Improvement, Trinity Health System, 6.50% due 10/01/30	1,000,000	1,076,990
Superior, Wisconsin, Limited Obligation Revenue Refunding, Midwest Energy Resources, Series E, FGIC Insured, 6.90% due 08/01/21	500,000	662,845
Tallassee, Alabama, Industrial Development Board Revenue Refunding, Dow United Technologies Corp., Series B, 6.10% due 08/01/14	1,000,000	1,155,090
Tucson, Arizona, Water Revenue, FGIC Insured, 5.50% due 07/01/17	2,250,000	2,573,258
University of California Revenue, Multiple Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,048,070
Vermont Educational and Health Buildings Financing Agency, Norwich University Project, 5.50% due 07/01/21	1,000,000	1,014,490
Washington State Public Power Supply,
Series A, Prerefunded, 7.25% due 07/01/06	470,000	549,209

Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Series A, Unrefunded, 7.25% due 07/01/06	$30,000	$34,648
Wyandotte, Kansas, Unified Government, General Motors Corp. Project, 6% due 06/01/25	1,000,000	1,072,680

Total Bonds (cost: $83,746,202)		90,849,464

Variable Rate Demand Notes* - 8.99%
Anchorage, Alaska, Higher Education Revenue, Alaska Pacific University, 1.05% due 07/01/17	390,000	390,000
Alachua, Florida, Health Facilities Authority Revenue, Shands Teaching Hospital, Series B, MBIA Insured, 1% due 12/01/26	200,000	200,000
Ascension Parish, Los Angeles Pollution Control Revenue, Borden, Inc. Project, 1% due 12/01/09	1,100,000	1,100,000
California Statewide Communities Development Authority Revenue, COP, John Muir/Mt. Diablo Health, AMBAC Insured, 0.92% due 08/15/27	100,000	100,000
Chicago, Illinois, Series B, 0.95% due 01/01/12	100,000	100,000
Clarksville, Tennessee, Public Building Authority Revenue, Tennessee Municipal Bond Fund, 1% due 07/01/31	200,000	200,000
Coastal Bend, Texas, Health Facilities Development Corp., Incarnate Word Health Services, Series B, AMBAC Insured, 1.08% due 08/15/28	800,000	800,000
Hawaii, State Housing Finance and Development Corp. Revenue, Rental Housing System, Series 89A, 1.03% due 07/01/24	200,000	200,000
Illinois Health Facilities Authority Revenue, Swedish Covenant Hospital Project, AMBAC Insured, 1.03% due 08/01/25	400,000	400,000
Indiana Health Facilities Financing Authority Revenue, Project B, 1% due 01/01/16	100,000	100,000
Iowa, Financing Authority Revenue, Wheaton Franciscan, Series A, MBIA Insured, 0.97% due 08/15/12	500,000	500,000
Lancaster County, Nebraska Hospital, Immanuel Health System, Series A, 0.97% due 07/01/30	400,000	400,000
Long Island Power Authority, New York, Electric System Revenue, MBIA Insured, 0.93% due 04/01/25	100,000	100,000
Massachusetts, Water Resource Authority, Series C, 1.10% due 08/01/20	200,000	200,000
New York City, New York, Water Financing Authority, Water and Sewer System Revenue, 0.95% due 06/15/33	700,000	700,000
New York Counties, Jay Street Development Corp., Facilities Lease Revenue, Jay Street Project, Series A-2, 0.95% due 05/01/20	200,000	200,000
Reno, Nevada, Hospital Revenue, St. Marys Regional Medical Center, Series B, MBIA Insured, 1% due 05/15/23	200,000	200,000

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Signal Mountain, Tennessee, Health Educational and Housing Facilities Board Revenue, Alexian Village, FSA Insured, 1.03% due 01/01/28	$400,000	$400,000
Southwest Higher Education Authority, Inc., Southern Methodist University, 0.95% due 07/01/15	500,000	500,000
Tulsa County, Oklahoma, Industrial Authority Revenue, First Mortgage, Montercau, Series A, 0.95% due 07/01/32	100,000	100,000
University of Alabama, Revenue Bonds, Hospital, Series B, AMBAC Insured, 0.97% due 09/01/31	200,000	200,000
Washington, Health Care Facilities Authority, Mason Medical Center, Series B, MBIA Insured, 1.03% due 02/15/27	1,600,000	1,600,000
Washington, Housing Financing Nonprofit Housing Revenue, Golden Sands Project, 1.07% due 07/01/29	200,000	200,000
Wisconsin, Health and Educational Facilities Authority Revenue, Wheaton Franciscan Services, 1.03% due 08/15/16	200,000	200,000

Total Variable Rate Demand Notes (cost: $9,090,000)		9,090,000

Total Securities (cost: $92,836,202) - 98.81%		99,939,464
Other Assets and Liabilities, Net - 1.19%		1,199,298

Net Assets - 100.00%		$101,138,762

Atlas Strategic Income Fund

	face amount or units (j)	value (note 1)
Asset-Backed Securities - 2.81%
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A, Cl. A2, 1.45% due 11/25/05 (f)	$280,000	$280,512
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series 2003-2, Cl. A2A, 1.20% due 05/16/05	260,000	259,896
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through Certifications, Series 2003-A, Cl. A2, 1.25% due 10/25/05	160,000	160,000
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates, Series 2003-A, Cl. AF1, 1.836% due 10/25/17	83,076	83,076
Centex Home Equity, Home Equity Mtg. Obligations, Series 2003-B, Cl. AF1, 1.64% due 02/25/18	90,000	90,000
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg. Obligations, Series 2003-3, Cl. 1A1, 1.835% due 08/25/17 (c)	138,541	138,521

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates, Series 2003-A, Cl. A2, 1.26% due 01/16/06 (f)	$100,000	$100,029
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg. Obligations,
Series 2003-1, Cl. AF1, 1.94% due 01/25/33 (f)	173,777	173,944
Series 2003-2, Cl. AF1, 1.128% due 05/25/33 (c)	180,000	180,000
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through Certificates, Series 2001-D, Cl. M2, 2.93% due 11/15/32 (c)	1,000,000	971,067
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations, Series 2000-A, Cl. B, 2.28% due 08/15/25 (a)(c)(f)(r)	455,016	4,550
Ford Credit Auto Owner Trust, Automobile Installment Sales, Series 2003-A, Cl. A2A, 1.62% due 08/15/05	210,000	210,400
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series 2003-1, Cl. A2, 1.46% due 09/19/05	220,000	220,299
Lehman ABS Manufactured Housing Contract, Commercial Mtg. Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27% due 09/15/18	1,000,000	1,061,849
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. D, 8.75% due 01/25/29 (a)(f)	57,942	19,700
Nissan Auto Receivables Owner Trust,
Auto Receivable Nts., Series 2003-A, Cl. A2, 1.45% due 05/16/05	320,000	320,304
Auto Receivable Nts. Series 2003-B, Cl. A2, 1.20% due 11/15/05	380,000	379,772
Residential Funding Mortgage Securities II, Inc., Home Equity Loan Pass-Through Certificates, Series 2003-HS1, Cl. AI1, 1.135% due 02/25/33 (c)(f)	290,595	290,444
Toyota Auto Receivables Owner Trust, Automobile Mortgage-Backed Obligations, Series 2003-A, Cl. A2, 1.28% due 08/15/05	390,000	390,039
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables, Series 2003-1, Cl. A2 1.11% due 12/20/05	480,000	479,381

Total Asset-Backed Securities (cost: $6,270,059)		5,813,783

Mortgage-Backed Obligations - 15.48%
Commercial - .88%
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.975% due 04/29/39 (a)(c)(f)	100,000	102,766
Series 1997-CHL1, Cl. E, 8.00% due 04/29/39 (a)(c)(f)	150,000	131,648
GMAC Commercial Mortgage Securities, Inc.,
Interest-Only Stripped Mortgage-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X, 1.635% due 07/15/29 (c)(g)	759,574	43,372

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Mortgage Pass-Through Certificates, Series 1997-C2, Cl. F, 6.75% due 04/16/29 (f)	$100,000	$30,000
Lehman Structured Securities Corp., Collateralized Mtg. Obligations, Series 2001-GE4, Cl. A, 9.453% due 10/25/30 (a)(c)	130,350	132,794
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.442% due 02/15/28 (a)(c)	97,137	91,417
Series 1997-RR, Cl. D, 7.742% due 04/30/39 (a)(c)	200,000	196,806
Series 1997-RR, Cl. E, 7.742% due 04/30/39 (a)(c)	75,000	62,520
Series 1997-RR, Cl. F, 7.742% due 04/30/39 (a)(c)	175,000	121,702
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	64,332
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	191,000	230,009
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates, Series 1996-C1, Cl. F, 8.467% due 01/20/28 (c)(f)	250,000	244,219
Structured Asset Securities Corp., Multiclass Pass-Through Certificates, Series 1995-C4, Cl. E, 8.962% due 06/25/26 (a)(c)(f)	1,130	1,130
Washington Mutual, Commercial Mtg. Obligations, Series 2003-AR7, Cl. A1 1.507% due 08/25/33	370,000	370,000
Government-Sponsored Enterprises - 12.73%
Freddie Mac,
Gtd. Multiclass Mtg. Pass-Through Certificates, Series 151, Cl. F, 9.00% due 05/15/21	77,501	78,781
Home Equity Loan Structured Pass-Through Certificates, Series H002, Cl. A2, 1.861% due 12/15/06	155,916	155,678
Interest-Only Stripped Mtg.-Backed Security, Series 208, Cl. IO, 7.00% due 06/01/30 (g)	814,052	90,615
Real Estate Mtg. Investment Conduit Multiclass Certificates, Series 2551, Cl. FD, 1.58% due 01/15/33 (c)	154,208	154,424
Structured Pass-Through Securities, Collateralized Mgt. Obligations, Series H003, Cl. A2, 1.88% due 11/15/07	326,419	329,272
Structured Pass-Through Securities, Collateralized Mgt. Obligations, Series H006, Cl. A1, 1.724% due 04/15/08 (f)	198,596	198,910
Unsec. Nts., 4.50% due 01/15/13	1,100,000	1,155,536
Fannie Mae,
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-202, 6.50% due 02/25/22	579,911	584,885

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 2002-77, Cl. WF, 1.508% due 12/18/32 (c)	$241,913	$242,309
Collateralized Mtg. Obligations, Trust 2002-28, Cl. PG, 6.50% due 01/25/27	4,677,227	4,701,271
Gtd. Real Estate Mtg., Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, 7.00% due 02/01/28 (g)	343,079	41,436
8.50% due 07/01/32	60,899	65,406
Unsec. Bonds, 7.25% due 05/15/30	1,700,000	2,240,457
Unsec. Nts., 4.25% due 07/15/07	2,810,000	3,023,807
6.00% due 07/01/33 (n)	2,864,000	2,975,874
6.50% due 05/01/29	132,441	138,259
6.50% due 05/01/32	629,246	656,198
6.50% due 08/15/33 (n)	1,814,000	1,890,530
7.00% due 07/01/26	50,224	53,041
7.00% due 01/01/28	180,574	190,594
7.00% due 07/01/33 (n)	7,032,000	7,405,575
U.S. Government Agencies - 1.55%
Government National Mortgage Association, Gtd. Multiclass Mtg. Participation Certificates, Series 1999-27, Cl. PQ, 7.50% due 08/16/28	2,144,000	2,220,807
7.00% due 03/15/28	705,194	745,932
7.00% due 07/15/28	229,987	243,272
Residential - .32%
Impac Secured Assets CMN Owner Trust, Home Equity Collateralized Mtg. Obligations, Series 2001-5, Cl. M1, 7.25% due 08/25/31	500,000	523,812
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Obligations, Pass-Through Certificates, Series 2002-AR19, Cl. A-1, 1.771% due 02/25/33	127,274	127,339
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations, Series 2003-A, Cl. A1, 1.79% due 02/25/33 (f)	15,156	15,167

Total Mortgage-Backed Obligations (cost: $32,574,728)		32,071,902

U.S. Government Obligations - 5.91%
U.S. Treasury Bonds,
Zero Coupon due 11/15/27	81,000	24,021
6.25% due 05/15/30 (q)	673,000	837,833
6.50% due 11/15/26 (l)	542,000	687,599
8.875% due 02/15/19 (l)	325,000	497,732
U.S. Treasury Notes,
1.625% due 03/31/05 (l)	1,500,000	1,510,312
1.75% due 12/31/04 (l)	1,480,000	1,492,835
2.625% due 05/15/08	841,000	848,688
3.00% due 11/15/07 (k)	1,000,000	1,031,484
4.375% due 08/15/12 (k)	142,000	152,256
5.75% due 08/15/10	2,450,000	2,867,745
6.50% due 02/15/10 (k)	460,000	558,055
6.75% due 05/15/05 (k)	300,000	330,387
7.00% due 07/15/06 (k)	1,218,000	1,407,741

Total U.S. Government Obligations (cost: $11,743,240)		12,246,688

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Foreign Government Obligations - 25.34%
Algeria - .08%
Algeria (Republic of), 2.188% Nts. due
03/04/10 (c)(f)	$166,306	$157,991
Argentina - .28%
Argentina (Republic of),
1.369% Bonds due 08/03/12	715,000	427,342
3.00% Disc. Bonds, Series L-GL due 03/31/23 (c)	85,000	45,852
6.00% Par Bonds due 03/31/23 (r)	155,000	82,925
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series PBA1, 1.769% due 04/01/07 (ARS) (c)(f)(r)	57,072	17,473
Austria - .57%
Austria (Republic of),
3.90% Bonds, Series 98-3 due 10/20/05 (EUR)	110,000	131,186
5.00% Bonds, Series 98-1 due 01/15/08 (EUR)	425,000	530,493
5.00% Sr. Unsec. Unsub. Nts., Series MTN1 due 07/15/12 (EUR)	135,000	169,373
5.50% Series EMTN due 10/20/07 (EUR)	272,000	345,360
Belgium - 2.33%
Belgium (Kingdom of),
5.00% Bonds due 09/28/11 (EUR)	835,000	1,050,197
5.75% Bonds due 03/28/08 (EUR)	1,400,000	1,805,590
6.25% Series 26 due 03/28/07 (EUR)	950,000	1,228,501
6.50% Bonds, Series 19 due 03/31/05 (EUR)	595,000	735,268
Brazil - 4.80%
Brazil (Federal Republic of),
2.125% Disc. Bonds due 04/15/24	6,835,000	5,040,812
2.188% Bonds, Series 15 yr. due 04/15/09 (c)	409,412	343,906
2.188% Debt Conversion Bonds, Series D due 04/15/12 (c)	1,135,000	851,250
6.00% Par Bonds due 04/15/24	2,830,000	2,292,300
11.00% Unsec. Unsub. Bonds due 08/17/40	145,000	132,312
11.50% due 03/12/08	520,000	546,052
12.00% Nts. due 04/15/10	710,000	739,465
Canada - .45%
Canada (Government of),
5.75% Bonds due 09/01/06 (CAD)	85,000	66,957
5.75% Bonds due 09/01/06 (CAD)	760,000	598,676
5.75% Bonds due 06/01/29 (CAD)	40,000	32,300
5.75% Bonds, Series WL43 due 06/01/29 (CAD)	290,000	234,175
Cayman Islands - .48%
Pioneer 2002 Ltd.,
5.338% Sec. Bonds, Series 2002-1, Cl. E-A due 06/15/06 (a)(c)	250,000	243,700
6.088% Sec. Nts., Series 2003-II, Cl. B due 06/15/06 (a)(c)(f)	250,000	248,800
6.838% Sec. Nts., Series 2003-II, Cl. C due 06/15/06 (a)(c)(f)	250,000	249,800
7.088% Sec. Nts., Series 2003-II, Cl. A due 06/15/06 (a)(c)(f)	250,000	248,650

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Colombia - .32%
Colombia (Republic of),
8.375% Unsec. Unsub. Bonds due 02/15/27	$695,000	$658,512
Denmark - .25%
Denmark (Kingdom of),
4.00% Nts. due 08/15/08 (DKK)	3,215,000	516,725
Dominican Republic - .08%
Dominican Republic,
9.50% Unsec. Unsub. Bonds due 09/27/06 (a)	175,000	166,250
Ecuador - .09%
Ecuador (Republic of),
6.00% Unsec. Bonds due 08/15/30 (e)	323,000	190,570
Finland - .59%
Finland (Republic of),
5.00% Sr. Unsec. Unsub. Bonds due 07/04/07 (EUR)	415,000	516,498
5.75% due 02/23/11 (EUR)	545,000	715,417
France - .43%
France (Government of),
3.50% Treasury Nts. due 01/12/05 (EUR)	185,000	217,250
3.75% Treasury Nts. due 01/12/07 (EUR)	170,000	201,581
5.00% Obligations Assimilables du Tresor Bonds due 04/25/12 (EUR)	250,000	314,977
5.50% Obligations Assimilables du Tresor Bonds due 10/25/07 (EUR)	125,000	158,927
Germany - 2.10%
Germany (Republic of),
4.00% Series 139 due 02/16/07 (EUR)	1,080,000	1,299,064
4.50% Bonds, Series 140 due 08/17/07 (EUR)	865,000	1,059,364
5.00% Series 01 due 07/04/11 (EUR)	1,110,000	1,395,815
5.375% Bonds due 01/04/10 (EUR)	460,000	590,407
Great Britain - .48%
United Kingdom,
7.50% Treasury Bonds due 12/07/06 (GBP)	537,000	997,465
Greece - 1.62%
Greece (Republic of),
3.50% Bonds due 04/18/08 (EUR)	2,090,000	2,448,761
4.60% Bonds due 05/20/13 (EUR)	575,000	693,021
5.35% Bonds due 05/18/11 (EUR)	170,000	217,115
Guatemala - .11%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	92,800
10.25% Nts. due 11/08/11	120,000	139,500
Italy - 1.45%
Italy (Republic of),
4.25% Treasury Bonds, Buoni del Tesoro Poliennali due 11/01/09 (EUR)	1,755,000	2,125,316
5.00% Treasury Bonds, Buoni del Tesoro Poliennali due 10/15/07 (EUR)	535,000	669,064
5.25% Treasury Bonds, Buoni del Tesoro Poliennali due 08/01/11 (EUR)	160,000	204,254
Ivory Coast - .01%
Ivory Coast (Government of),
1.90% Past Due Interest Bonds, Series F due 03/29/18 (FRF)(c)(f)(r)	952,875	32,175

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Japan - 1.68%
Japan (Government of),
0.10% Bonds, 2 yr. issue, Series 189 due 10/20/03 (JPY)	$16,000,000	$133,523
0.10% Bonds, 2 yr. issue, Series 197 due 06/21/04 (JPY)	93,000,000	776,436
0.80% Bonds, 4 yr. issue, Series 58 due 12/22/03 (JPY)	89,000,000	745,286
1.00% Bonds, 6 yr. issue, Series 27 due 09/20/04 (JPY)	60,150,000	507,708
4.20% Bonds, 10 yr. issue, Series 172 due 09/20/04 (JPY)	52,300,000	458,559
4.60% Bonds, 10 yr. issue, Series 174 due 09/20/04 (JPY)	97,800,000	853,446
Mexico - 1.48%
United Mexican States,
6.375% Nts., Series MTN due 01/16/13	465,000	492,900
8.125% Nts. due 12/30/19	960,000	1,094,400
8.375% Nts. due 01/14/11	245,000	293,510
9.00% Collateralized Fixed Rate Par Bonds, Series M7 due 07/09/09 (MXN)	7,528,100	763,539
9.00% Collateralized Fixed Rate Par Bonds, Series MI10 due 12/20/12 (MXN)	3,191,000	321,450
10.50% Bonds, Series M5C due 08/24/06 (MXN)	915,000	96,882
Netherlands - .72%
Netherlands (Government of),
4.00% Bonds due 07/15/05 (EUR)	125,000	148,959
5.00% due 07/15/11 (EUR)	323,000	407,322
5.75% Series 1 due 02/15/07 (EUR)	743,000	943,719
New Zealand - .73%
New Zealand (Government of),
6.50% Bonds, Series 205 due 02/15/05 (NZD)	2,510,000	1,508,495
Nigeria - .03%
Nigeria (Federal Republic of), 5.092% Promissory Nts., Series RC due 01/05/10	93,184	67,603
Peru - .12%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	417,869	241,445
Philippines - .50%
Philippines (Republic of),
8.875% Unsec. Bonds due 04/15/08	120,000	132,000
9.375% Bonds due 01/18/17	245,000	268,887
9.875% Unsec. Bonds due 01/15/19	533,000	588,299
10.625% Nts. due 03/16/25	45,000	52,369
Portugal - .35%
Portugal (Republic of),
5.375% Obrigacoes Do Tesouro Medio Prazo Bonds due 06/23/08 (EUR)	510,000	651,284
5.85% Obrigacoes Do Tesouro Medio Prazo Unsec. Unsub. Bonds due 05/20/10 (EUR)	50,000	65,938
Russia - .85%
Russia (Government of),
5.00% Unsec. Unsub. Bonds due 03/31/30 (a)(e)	550,375	533,864
Russian Federation,
5.00% Unsub. Nts. due 03/31/30 (e)	205,875	199,699

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Russian Ministry of Finance,
3.00% Unsec. Debs., Series V due 05/14/08	$1,120,000	$1,020,600
South Africa - .25%
South Africa (Republic of),
13.00% Bonds, Series R153 due 08/31/10 (ZAR)	3,270,000	529,446
Spain - .50%
Spain (Kingdom of),
Zero Coupon Treasury Bills due 10/10/03 (EUR)	905,000	1,035,607
Sweden - .68%
Sweden (Government of),
6.50% Debs., Series 1040 due 05/05/08 (SEK)	10,010,000	1,409,662
Turkey - .77%
Turkey (Republic of),
10.50% Nts. due 01/13/08	135,000	138,544
11.75% Bonds due 06/15/10	965,000	1,003,600
12.375% Sr. Unsub. Bonds due 06/15/09	415,000	447,162
Ukraine - .16%
Ukraine (Government of),
7.65% Bonds due 06/11/13	170,000	168,895
11.00% Sr. Unsec. Nts. due 03/15/07	149,334	164,118

Total Foreign Government Obligations (cost: $50,523,561)		52,482,690

Loan Participations - .22%
Deutsche Bank AG,
OAO Gazprom Loan Participation Nts., 9.10% due 12/17/03	440,000	445,588

Total Loan Participations (cost: $445,024)		445,588

Corporate Bonds and Notes - 42.13%
Advertising - .08%
RH Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	116,500
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09 (a)	50,000	52,000
Aerospace & Defense - .26%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts. due 05/15/11	200,000	222,000
American Plumbing & Mechanical, Inc.,
11.625% Sr. Sub. Nts., Series B due 10/15/08	75,000	24,750
BE Aerospace, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	100,000	78,500
K&F Industries, Inc.,
9.625% Sr. Unsec. Sub. Nts. due 12/15/10	50,000	55,500
TransDigm, Inc., 10.375% Sr. Unsec. Sub. Nts. due 12/01/08	100,000	108,393
Vought Aircraft Industries, Inc., 8.00% Sr. Nts. due 07/15/11 (a)	50,000	50,000
Air Freight & Couriers - .02%
Atlas Air, Inc., 9.375% Sr. Unsec. Nts. due 11/15/06 (r)	200,000	42,250
Airlines - .16%
Amtran, Inc., 10.50% Sr. Nts. due 08/01/04	450,000	324,000

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Airport Services - .05%
Budget Group, Inc., 9.125% Sr. Unsec. Nts. due 04/01/06 (f)(r)	$200,000	$46,250
Worldspan LP/Worldspan Financial Corp.,
9.625% Sr. Nts. due 06/15/11 (a)	50,000	51,500
Alternative Carriers - .46%
360networks, Inc., 13.00% Sr. Unsec. Nts. due 05/01/08 (EUR)(f)(r)	50,000	8,773
American Tower Corp., 9.375% Sr. Nts. due 02/01/09	250,000	251,250
American Tower Escrow Corp., Zero Coupon Unsec. Disc. Nts. due 08/01/08	200,000	129,000
COLO.com, Inc., 13.875% Sr. Nts. due 03/15/10 (a)(f)(r)	42,050	210
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B due 01/15/10 (f)(r)	10,000	550
12.125% Sr. Unsec. Disc. Nts. due 02/15/08 (f)(r)	20,000	1,100
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B due 03/01/09 (d)(r)	50,000	15,750
Level 3 Communications, Inc., 0%/10.50% Sr. Disc. Nts. due 12/01/08 (d)	300,000	258,750
Metromedia Fiber Network, Inc., 10.00% Sr. Unsec. Nts., Series B due 11/15/08 (r)	150,000	8,812
Nextlink Communications, Inc., Escrow Shares, 9.00% Sr. Unsec. Nts. due 03/15/08	100,000	—
10.75% Sr. Unsec. Nts. due 11/15/08	50,000	—
0%/12.25% Sr. Unsec. Disc. Nts. due 06/01/09 (d)	150,000	—
NorthPoint Communications Group, Inc., 12.875% Nts. due 02/15/10 (r)	50,000	8,500
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts. due 01/15/07 (s)	200,000	69,300
Teligent, Inc., 11.50% Sr. Nts. due 12/01/07 (r)	100,000	1
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Unsec. Unsub. Nts. due 07/15/08	200,000	193,000
Viatel, Inc., 11.25% Sr. Sec. Nts. due 04/15/08	100,000	—
Aluminum - .21%
Century Aluminum Co., 11.75% Sr. Sec. Nts. due 04/15/08	100,000	102,000
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B due 05/15/08 (h)	142,000	120,700
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B due 10/15/06 (f)(r)	250,000	195,000
12.75% Sr. Sub. Nts. due 02/01/04 (f)(r)	400,000	25,000
Apparel & Accessories - .08%
Finlay Fine Jewelry Corp., 8.375% Sr. Nts. due 05/01/08 (f)	50,000	51,750
Gap, Inc. (The), 6.90% Unsec. Nts. due 09/15/07	50,000	53,875

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts. due 05/01/08 (f)	$50,000	$51,750
Auto Parts & Equipment - .60%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Unsec. Sub. Nts. due 02/15/10 (f)	175,000	182,875
Collins & Aikman Products Co., 10.75% Sr. Unsec. Nts. due 12/31/11	100,000	88,000
Dana Corp., 9.00% Unsec. Nts. due 08/15/11	240,000	259,800
Dura Operating Corp., 9.00% Sr. Unsec. Sub. Nts., Series D due 05/01/09	300,000	276,000
Stoneridge, Inc., 11.50% Sr. Unsec. Nts. due 05/01/12	200,000	224,000
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts. due 07/15/13 (a)	50,000	50,625
TRW Automotive, Inc., 9.375% Sr. Nts. due 02/15/13 (a)	50,000	54,250
11.00% Sr. Sub. Nts. due 02/15/13 (a)	50,000	54,500
United Components, Inc., 9.375% Sr. Sub. Nts. due 06/15/13 (a)	50,000	51,875
Automobile Manufacturers - .05%
Asbury Automotive Group, Inc., 9.00% Sr. Sub. Nts. due 06/15/12	100,000	96,500
Banks - .13%
Local Financial Corp., 11.00% Sr. Nts. due 09/08/04 (f)(a)	50,000	51,000
Ongko International Finance Co. BV, 10.50% Sec. Nts. due 03/29/04 (a)(f)(r)	40,000	200
Western Financial Bank, 9.625% Unsec. Sub. Debs. due 05/15/12	200,000	216,000
Broadcasting & Cable TV - 3.15%
Adelphia Communications Corp., 10.25% Sr. Unsec. Nts. due 11/01/06 (r)	100,000	61,000
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (r)	200,000	128,000
10.875% Sr. Unsec. Nts. due 10/01/10 (r)	200,000	124,000
Albritton Communications Co., 7.75% Sr. Unsec. Sub. Nts. due 12/15/12	300,000	309,750
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts. due 07/15/09	350,000	414,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.625% Sr. Unsec. Nts. due 04/01/09	750,000	540,000
0%/9.92% Sr. Unsec. Disc. Nts. due 04/01/11 (d)	300,000	197,250
10.75% Sr. Unsec. Nts. due 10/01/09	300,000	232,500
11.125% Sr. Unsec. Nts. due 01/15/11	100,000	77,500
Classic Cable, Inc., 10.50% Sr. Sub. Nts. due 03/01/10 (r)	25,000	2,031
Comcast Cable Communications, Inc.,
6.75% Sr. Unsec. Unsub. Nts. due 01/30/11	250,000	286,968
8.875% Unsub. Nts. due 05/01/17	188,000	251,491
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts. due 03/01/12	175,000	188,125
Cox Communications, Inc., 7.125% Unsec. Nts. due 10/01/12	333,000	397,646
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	550,000	555,500

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
DirecTV Holdings LLC, 8.375% Sr. Nts. due 03/15/13 (a)	$200,000	$223,000
EchoStar DBS Corp.,
9.375% Sr. Unsec. Nts. due 02/01/09	150,000	159,938
10.375% Sr. Unsec. Nts. due 10/01/07	100,000	110,750
Emmis Communications Corp.,
8.125% Sr. Unsec. Sub. Nts., Series B due 03/15/09	150,000	157,125
0%/12.50% Sr. Unsec. Disc. Nts. due 03/15/11 (d)	116,000	100,340
Entravision Communications Corp., 8.125% Sr. Unsec. Sub. Nts. due 03/15/09	175,000	182,000
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts. due 10/01/09	100,000	105,750
Lin Television Corp., 6.50% Sr. Sub. Nts. due 05/15/13 (a)	150,000	149,625
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs. due 06/15/13	50,000	51,250
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts. due 01/15/13	200,000	211,500
PanAmSat Corp., 8.50% Sr. Unsec. Nts. due 02/01/12	200,000	216,500
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	200,000	220,000
Shaw Communications, Inc., 8.54% Debs. due 09/30/27 (CAD)	80,000	51,676
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	200,000	213,500
8.75% Sr. Sub. Nts. due 12/15/11	100,000	109,750
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts. due 11/01/09	200,000	212,500
Telewest Communications plc, 0%/9.875% Sr. Disc. Nts. due 04/15/09 (GBP)(d)(f)(r)	100,000	60,334
United Pan-Europe Communications NV, 11.25% Sr. Nts., Series B due 11/01/09 (EUR)(f)(r)	250,000	54,653
USA Interactive, 7.00% Nts. due 01/15/13	140,000	161,253
Broker-Dealers - 8.77%
JPMorgan Chase Bank, High Beta High Yield Index, 10.00% Nts. due 06/20/08 (a)	1,000,000	1,007,500
JPMorgan Chase Bank, High Yield Index-100, 8.00% Nts. due 06/20/08 (a)	15,100,000	15,590,750
JPMorgan Chase Bank, High Yield Index-B, 9.00% Nts. due 06/20/08 (a)	1,500,000	1,563,750
Building Products - .39%
Associated Materials, Inc., 9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	81,844
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts. due 07/01/10 (a)	100,000	100,000
Nortek, Inc.,
9.125% Sr. Unsec. Nts., Series B due 09/01/07 (f)	400,000	418,000
9.875% Sr. Unsec. Sub. Nts. due 06/15/11 (f)	100,000	105,250
Texas Industries, Inc., 10.25% Sr. Nts. due 06/15/11 (a)	100,000	104,500

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Casinos & Gaming - 1.23%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts. due 03/15/08 (f)	$50,000	$17,500
Aztar Corp., 9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	270,625
Boyd Gaming Corp., 8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	191,625
Coast Hotels & Casinos, Inc., 9.50% Sr. Sub. Nts. due 04/01/09	200,000	214,000
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B due 02/15/07	75,000	73,875
Isle of Capri Casinos, Inc., 9.00% Sr. Unsec. Nts. due 03/15/12	275,000	299,750
Jupiters Ltd., 8.50% Sr. Unsec. Nts. due 03/01/06 (f)	75,000	82,500
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	113,000
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts. due 03/15/10	300,000	318,000
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts. due 07/01/10	200,000	220,000
Sun International Hotels Ltd., 8.875% Sr. Sub. Nts. due 08/15/11	300,000	324,750
Trump Holdings & Funding, 11.625% Nts. due 03/15/10 (a)	150,000	143,250
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11.00% Sec. Nts. due 06/15/10	250,000	281,875
Commercial Printing - .15%
American Color Graphics, Inc.,
10.00% Sr. Sec. Nts. due 06/15/10 (a)	50,000	49,750
Mail-Well I Corp.,
9.625% Sr. Unsec. Nts. due 03/15/12
Moore North American Finance, Inc.,	200,000	210,500
7.875% Sr. Nts. due 01/15/11 (a)	50,000	52,125
Commodity Chemicals - .45%
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts. due 02/15/09	200,000	194,000
Equistar Chemicals LP/Equistar Fundng Corp., 10.625% Sr. Nts. due 05/01/11 (a)	50,000	51,250
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	100,000	95,000
9.625% Sr. Sec. Nts., Series A due 05/01/07	50,000	49,000
9.875% Sec. Nts., Series B due 05/01/07	500,000	490,000
Resolution Performance Products LLC/RPP Capital Corp., 9.50% Sr. Nts. due 04/15/10	50,000	52,000
Computer Storage & Peripherals - .05%
Seagate Technology Hdd Holdings, 8.00% Sr. Unsec. Nts. due 05/15/09	100,000	108,250
Construction & Engineering - .25%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C due 02/01/09	300,000	304,500
URS Corp.,
11.50% Sr. Unsec. Nts. due 09/15/09 (f)	100,000	106,500
12.25% Sr. Sub. Nts., Series B due 05/01/09 (f)	100,000	99,000
Construction & Farm Machinery - .23%
AGCO Corp., 9.50% Sr. Unsec. Nts. due 05/01/08	200,000	216,000

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Terex Corp.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/08	$50,000	$52,000
8.875% Sr. Unsec. Sub. Nts., Series C due 04/01/08	100,000	104,000
9.25% Sr. Unsec. Sub. Nts. due 07/15/11	100,000	107,500
Consumer Electronics - .03%
Rexnord Corp., 10.125% Sr. Sub. Nts. due 12/15/12 (a)	50,000	55,000
Consumer Finance - .18%
Finova Group, Inc. (The), 7.50% Nts. due 11/15/09	225,000	97,875
MBNA Corp., 6.125% Nts. due 03/01/13	250,000	271,914
SBS Agro Finance BV, 10.25% due 07/21/49 (r)	75,000	—
Department Stores - .26%
J.C. Penney Co., Inc., 8.00% Sr. Unsec. Nts. due 03/01/10	100,000	104,750
Saks, Inc.,
8.25% Sr. Unsec. Nts. due 11/15/08	300,000	317,250
9.875% Nts. due 10/01/11 (f)	100,000	112,500
Distillers & Vintners - .05%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts. due 01/15/12	100,000	108,000
Diversified Chemicals - .58%
Berry Plastics Corp., 10.75% Sr. Sub. Nts. due 07/15/12	100,000	110,000
Compass Minerals Group, Inc., 10.00% Sr. Sub. Nts. due 08/15/11	100,000	112,000
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts. due 12/31/09	100,000	39,000
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	200,000	192,000
Huntsman International LLC,
9.875% Sr. Nts. due 03/01/09 (a)	50,000	52,000
9.875% Sr. Unsec. Nts. due 03/01/09	175,000	182,000
ISP Holdings, Inc., 10.625% Sr. Sec. Nts. due 12/15/09	100,000	106,250
Millennium America, Inc., 9.25% Sr. Nts. due 06/15/08 (a)	300,000	322,500
PCI Chemicals Canada, Inc., 10.00% Sr. Sec. Nts. due 12/31/08	27,619	23,959
Pioneer Cos., Inc., 4.60% Sr. Sec. Nts. due 12/31/06 (c)	8,495	7,221
Sterling Chemicals, Inc.,
10.00% Sr. Sec. Nts. due 12/19/07 (f)(h)	70,307	64,946
11.25% Sr. Sub. Nts. due 08/15/06	200,000	—
Diversified Commercial Services - .35%
Block Communications, Inc., 9.25% Sr. Sub. Nts. due 04/15/09	175,000	190,750
Coinmach Corp., 9.00% Sr. Unsec. Nts. due 02/01/10	150,000	160,500
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts. due 08/01/07 (f)	50,000	35,125
Iron Mountain, Inc., 7.75% Sr. Unsec. Sub. Nts. due 01/15/15	200,000	211,500
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts. due 02/15/09	50,000	50,375
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr. Unsec. Nts. due 08/15/05	100,000	82,000

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Diversified Financial Services - 1.77%
Arch Western Finance LLC, 6.75% Sr. Nts. due 07/01/13 (a)	$100,000	$102,500
Boeing Capital Corp., 5.80% Bonds due 01/15/13	90,000	97,267
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts. due 04/02/12	140,000	166,929
Credit Suisse First Boston (USA), Inc., 6.125% Nts. due 11/15/11	350,000	392,082
Ford Motor Credit Co.,
7.25% Nts. due 10/25/11	426,000	437,959
7.375% Unsec. Nts. due 10/28/09	181,000	189,744
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts. due 08/28/12	90,000	89,789
Household Finance Corp., 7.00% Nts. due 05/15/12	294,000	347,993
IPC Acquisition Corp., 11.50% Sr. Sub. Nts. due 12/15/09	100,000	106,000
J.P. Morgan Chase & Co., 6.75% Sub. Nts. due 02/01/11	275,000	322,767
LaBranche & Co., Inc., 12.00% Sr. Unsec. Sub. Nts. due 03/02/07	50,000	57,000
MDP Acquisitions plc, 9.625% Sr. Unsec. Nts. due 10/01/12	100,000	110,500
NiSource Finance Corp., 7.875% Sr. Unsec. Nts. due 11/15/10	113,000	133,419
Sprint Capital Corp.,
8.375% Nts. due 03/15/12	300,000	359,195
8.75% Unsec. Nts. due 03/15/32	350,000	418,958
Verizon Global Funding Corp., 7.375% Sr. Nts. due 09/01/12	270,000	329,320
Diversified Metals & Mining - .05%
Peabody Energy Corp., 6.875% Sr. Nts. due 03/15/13 (a)	100,000	104,750
Drug Retail - .27%
Delhaize America, Inc., 8.125% Unsec. Nts. due 04/15/11	318,000	348,210
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10 (a)	150,000	155,250
9.50% Sr. Sec. Nts. due 02/15/11 (a)	50,000	53,750
Electric Utilities - 1.96%
AES Corp. (The),
8.50% Sr. Unsec. Sub. Nts. due 11/01/07	100,000	95,000
8.75% Sr. Sec. Nts. due 05/15/13 (a)	600,000	624,000
8.75% Sr. Unsec. Unsub. Nts. due 06/15/08	78,000	77,220
8.875% Sr. Unsec. Nts. due 02/15/11	21,000	20,527
10.25% Sr. Unsec. Sub. Nts. due 07/15/06	300,000	297,000
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B due 12/31/20 (f)	100,000	64,500
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B due 12/15/09	89,158	94,954
Calpine Corp.,
8.25% due 08/15/05	50,000	46,500
8.50% Sr. Unsec. Nts. due 02/15/11	750,000	562,500
8.75% Sr. Nts. due 07/15/07	125,000	102,187
Central Termica Guemes SA, 1.20% Nts. due 09/26/10 (c)(f)(r)	45,000	4,500

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
CMS Energy Corp.,
8.50% Sr. Nts. due 04/15/11	$100,000	$104,375
9.875% Sr. Unsec. Nts. due 10/15/07	300,000	319,875
CMS Energy X-TRAS Pass-Through Trust I, 7.00% Sr. Unsec. Pass-Through Certificates due 01/15/05	200,000	196,750
Consumers Energy Co., 7.375% Bonds due 09/15/23	100,000	104,476
Edison Mission Energy,
9.875% Sr. Unsec. Nts. due 04/15/11	100,000	92,500
10.00% Sr. Unsec. Nts. due 08/15/08	350,000	330,750
FirstEnergy Corp., 7.375% Sr. Unsec. Unsub. Nts., Series C due 11/15/31	297,000	332,650
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec. Nts. due 09/01/10 (a)	50,000	51,375
PG&E Corp., 6.875% Sr. Sec. Nts. due 07/15/08 (a)	100,000	102,474
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10 (a)	100,000	100,500
9.50% Sr. Sec. Nts. due 07/15/13 (a)	100,000	100,750
Western Resources, Inc., 9.75% Sr. Unsec. Nts. due 05/01/07	200,000	224,000
Electrical Components & Equipment - .07%
Dayton Superior Corp., 13.00% Sr. Unsec. Sub. Nts. due 06/15/09 (f)	50,000	42,500
UCAR Finance, Inc., 10.25% Sr. Unsec. Nts. due 02/15/12	100,000	98,000
Electronic Equipment & Instruments - .32%
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B due 08/01/09	200,000	225,000
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	109,500
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts. due 08/15/08 (f)	300,000	324,000
Employment Services - .01%
Comforce Operating, Inc., 12.00% Sr. Nts., Series B due 12/01/07 (f)	50,000	24,000
Environmental Services - .73%
Allied Waste North America, Inc.,
7.875% Sr. Nts. due 04/15/13	100,000	104,625
8.50% Sr. Sub. Nts. due 12/01/08	300,000	322,500
9.25% Sr. Nts. due 09/01/12 (a)	850,000	937,125
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B due 04/01/09 (r)	100,000	—
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts. due 05/15/09 (f)(r)	150,000	8,250
Synagro Technologies, Inc., 9.50% due 04/01/09	75,000	80,250
Waste Management, Inc., 6.375% Sr. Unsec. Nts. due 11/15/12	54,000	61,400
Food Distributors - .01%
Fleming Cos., Inc.,
10.125% Sr. Unsec. Nts. due 04/01/08 (r)	100,000	15,000
10.625% Sr. Unsec. Sub. Nts., Series D due 07/31/07 (f)(r)	100,000	125

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Food Retail - .07%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts. due 12/15/11	$100,000	$93,500
Pantry, Inc. (The), 10.25% Sr. Sub. Nts. due 10/15/07	50,000	51,500
Forest Products - .13%
Ainsworth Lumber Co. Ltd.,
12.50% Sr. Nts. due 07/15/07	100,000	113,000
13.875% Sr. Sec. Nts. due 07/15/07 (f)	100,000	113,500
Doman Industries Ltd., 8.75% Sr. Nts. due 03/15/04 (f)(r)	200,000	43,000
Gas Utilities - .41%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Unsec. Nts. due 05/20/11	200,000	218,000
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08 (a)	50,000	52,000
7.75% Sr. Nts. due 05/15/13 (a)	50,000	53,000
Southern Natural Gas Co., 8.00% Sr. Unsec. Unsub. Nts. due 03/01/32	200,000	216,250
Tennessee Gas Pipeline Co., 7.50% Unsec. Debs. due 04/01/17	300,000	308,250
Health Care Distributors & Services - .73%
aaiPharma, Inc., 11.00% Sr. Unsec. Sub. Nts. due 04/01/10	125,000	137,500
AmerisourceBergen Corp., 7.25% Sr. Unsec. Nts. due 11/15/12	100,000	108,500
Fresenius Medical Care Capital Trust II, 7.875% Nts. due 02/01/08	100,000	105,250
Fresenius Medical Care Capital Trust III, 7.375% Nts. due 02/01/08 (DEM)	10,000	6,118
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts. due 06/15/11	400,000	422,000
Hanger Orthopedic Group, Inc., 10.375% Sr. Nts. due 02/15/09	75,000	82,875
Healthsouth Corp.,
7.625% Unsec. Nts. due 06/01/12 (r)	200,000	155,000
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B due 08/15/12	100,000	104,000
NDCHealth Corp., 10.50% Sr. Sub. Nts. due 12/01/12 (a)	100,000	107,250
Tenet Healthcare Corp., 6.375% Sr. Unsec. Nts. due 12/01/11	302,000	279,350
Health Care Equipment - .09%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts. due 05/01/12	175,000	187,250
Health Care Facilities - .25%
Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	105,000
HCA, Inc., 6.30% Sr. Unsec. Nts. due 10/01/12	300,000	306,707
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B due 05/01/09	100,000	106,375
Health Care Supplies - .20%
HMP Equity Holdings Corp., Zero Coupon Units due 05/15/08 (a)(i)	100,000	50,500

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Sybron Dental Specialties, Inc., 8.125% Unsec. Sub. Nts. due 06/15/12	$150,000	$158,250
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts. due 08/01/11	200,000	199,000
Homebuilding - .91%
Beazer Homes USA, 8.375% Sr. Unsec. Nts. due 04/15/12	75,000	83,062
D.R. Horton, Inc.,
9.375% Sr. Unsec. Sub. Nts. due 03/15/11 (f)	100,000	110,000
9.75% Sr. Sub. Nts. due 09/15/10	75,000	85,313
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts. due 02/15/10	100,000	109,000
K. Hovnanian Enterprises, Inc., 8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	191,188
KB Home,
7.75% Sr. Nts. due 10/15/04	100,000	104,875
8.625% Sr. Sub. Nts. due 12/15/08	250,000	283,750
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	113,125
Standard Pacific Corp., 9.25% Sr. Sub. Nts. due 04/15/12 (f)	100,000	112,250
WCI Communities, Inc., 9.125% Sr. Sub. Nts. due 05/01/12	175,000	186,375
William Lyon Homes, Inc., 10.75% Sr. Unsec. Nts. due 04/01/13	100,000	106,250
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts. due 06/01/07	400,000	392,000
Hotels - 1.10%
Capstar Hotel Co., 8.75% Sr. Sub. Nts. due 08/15/07	25,000	22,625
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts. due 04/15/09	150,000	161,625
Hilton Hotels Corp., 7.625% Nts. due 12/01/12	300,000	328,500
Intrawest Corp., 9.75% Sr. Nts. due 08/15/08	75,000	78,281
John Q Hamons Hotels, Inc., 8.875% Sr. Nts., Series B due 05/15/12	100,000	105,000
Mohegan Tribal Gaming Authority,
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	400,000	432,000
8.125% Sr. Nts. due 01/01/06	100,000	108,500
8.375% Sr. Sub. Nts. due 07/01/11	200,000	216,500
8.75% Sr. Unsec. Sub. Nts. due 01/01/09	50,000	53,875
Prime Hospitality Corp., 8.375% Sr. Unsec. Sub. Nts. due 05/01/12	175,000	168,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts. due 05/01/12	500,000	547,500
Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts. due 05/15/09 (f)	50,000	52,250
Household Appliances - .06%
Blount, Inc., 13.00% Sr. Sub. Nts. due 08/01/09	50,000	42,500
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts. due 12/15/05	75,000	75,375
Household Products - .19%
AKI, Inc., 10.50% Sr. Unsec. Nts. due 07/01/08 (f)	100,000	102,500
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts. due 06/01/11	250,000	250,000

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Revlon Consumer Products Corp., 12.00% Sr. Sec. Nts. due 12/01/05	$50,000	$48,625
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts. due 07/01/08 (f)(r)	35,000	—
Industrial Conglomerates - .39%
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts. due 08/15/08	110,000	116,600
Tyco International Group SA,
6.375% Nts. due 10/15/11	560,000	590,800
6.75% Sr. Unsec. Unsub. Nts. due 02/15/11	100,000	106,000
Industrial Machinery - .27%
Actuant Corp., 13.00% Sr. Sub. Nts. due 05/01/09	32,000	37,440
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts. due 03/01/08	100,000	93,500
Insilco Corp., 12.00% Sr. Sub. Nts. due 08/15/07 (f)(r)	50,000	688
NMHG Holding Co., 10.00% Unsec. Nts. due 05/15/09	100,000	110,000
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Notes, Series B due 06/15/07	125,000	106,250
SPX Corp., 7.50% Sr. Nts. due 01/01/13	200,000	216,500
Integrated Oil & Gas - 1.30%
El Paso Energy Partners LP, 8.50% Sr. Sub. Nts. due 06/01/10 (a)	50,000	53,500
El Paso Production Holding Co., 7.75% Sr. Nts. due 06/01/13 (a)	250,000	249,375
GulfTerra Energy Partner LP, 10.625% Sr. Unsec. Sub. Nts. due 12/01/12	100,000	115,500
Pemex Project Funding Master Trust,
6.625% Unsec. Unsub. Nts. due 04/04/10 (EUR)	230,000	275,224
7.375% Nts. due 12/15/14 (a)	270,000	295,650
7.75% Sr. Unsec. Unsub. Nts. due 08/02/07 (EUR)	470,000	594,860
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	151,775
Petronas Capital Ltd., 7.875% Nts. due 05/22/22	50,000	59,550
Williams Cos., Inc. (The),
7.125% Nts. due 09/01/11	400,000	390,000
8.625% Sr. Nts. due 06/01/10	100,000	104,500
9.25% Sr. Unsec. Unsub. Nts. due 03/15/04	400,000	410,000
Integrated Telecommunication Services - .79%
Adelphia Business Solutions, Inc., 12.00% Sr. Sub. Nts. due 11/01/07 (f)(r)	50,000	500
France Telecom SA, 9.25% Sr. Unsec. Nts. due 03/01/11 (m)	305,000	383,862
Qwest Corp.,
7.20% Unsec. Nts. due 11/01/04	400,000	410,000
8.875% Unsec. Unsub. Nts. due 03/15/12 (a)	100,000	111,750
Qwest Services Corp., 13.50% Sr. Sec. Sub. Debs. due 12/15/10 (a)	300,000	339,000
Telus Corp., 7.50% Nts. due 06/01/07	350,000	390,250

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Internet Software & Services - .00%
Exodus Communications, Inc., 10.75% Sr. Nts. due 12/15/09 (EUR)(f)(r)	$86,630	$4,485
PSINet, Inc., 11.00% Sr. Nts. due 08/01/09 (r)	90,156	5,747
IT Consulting Services - .03%
Titan Corp. (The),
8.00% Sr. Sub. Nts. due 05/15/11 (a)	50,000	52,750
Leisure Facilities - .68%
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts. due 03/15/10	100,000	107,500
Premier Cruise Ltd., 11.00% Sr. Nts. due 03/15/08 (a)(r)	50,000	—
Premier Parks, Inc., 9.75% Sr. Nts. due 06/15/07	150,000	148,500
Royal Caribbean Cruises Ltd.,
8.00% Sr. Unsec. Nts. due 05/15/10	100,000	104,000
8.75% Sr. Unsec. Unsub. Nts. due 02/02/11	200,000	212,000
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	300,000	288,000
9.75% Sr. Nts. due 04/15/13 (a)	450,000	445,500
Universal City Development Partners, 11.75% Sr. Nts. due 04/01/10 (a)(f)	100,000	109,750
Life & Health Insurance - .03%
Conseco, Inc., 10.75% Sr. Unsec. Nts. due 06/15/09 (a)(f)(r)	100,000	54,000
Managed Health Care - .45%
AmeriPath, Inc., 10.50% Sr. Sub. Nts. due 04/01/13 (a)	100,000	107,250
Magellan Health Services, Inc., 9.375% Sr. Nts. due 11/15/07 (a)(r)	200,000	200,000
PacifiCare Health Systems, 10.75% Sr. Unsec. Unsub. Nts. due 06/01/09	300,000	344,250
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Nts. due 04/01/12	175,000	179,813
US Oncology, Inc., 9.625% Sr. Sub. Nts. due 02/01/12	100,000	107,000
Marine - .13%
CP Ships Ltd., 10.375% Sr. Unsec. Nts. due 07/15/12	150,000	167,438
Millenium Seacarriers, Inc., 12.00% Sr. Sec. Nts. due 07/15/05 (f)(i)(r)	100,000	45,000
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts. due 06/30/07 (a)(f)(r)	25,000	8,000
Stena AB, 9.625% Sr. Unsec. Nts. due 12/01/12	50,000	54,938
Meat Poultry & Fish - .10%
American Seafoods Group LLC, 10.125% Sr. Unsec. Sub. Nts. due 04/15/10 (f)	100,000	113,500
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	102,750

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Metal & Glass Containers - 1.12%
Ball Corp.,
6.875% Sr. Unsec. Nts. due 12/15/12	$50,000	$53,000
7.75% Sr. Unsec. Nts. due 08/01/06	50,000	54,750
8.25% Sr. Unsec. Sub. Nts. due 08/01/08	50,000	52,500
Crown Euro Holdings SA,
9.50% Sr. Sec. Nts. due 03/01/11 (a)	100,000	108,000
10.875% Sr. Sec. Nts. due 03/01/13 (a)	50,000	54,500
Graphic Packaging Corp., 8.625% Unsec. Sub. Nts. due 02/15/12	350,000	357,000
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11 (a)	250,000	264,375
8.25% Sr. Unsec. Nts. due 05/15/13 (a)	200,000	209,000
8.75% Sr. Sec. Nts. due 11/15/12	250,000	271,250
8.875% Sr. Sec. Nts. due 02/15/09	100,000	108,500
Riverwood International Corp.,
10.625% Sr. Unsec. Nts. due 08/01/07	300,000	311,250
10.875% Sr. Sub. Nts. due 04/01/08	100,000	102,500
Stone Container Corp.,
8.375% Sr. Unsec. Nts. due 07/01/12	100,000	107,250
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	54,500
9.75% Sr. Unsec. Nts. due 02/01/11	100,000	109,500
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts. due 06/15/12	100,000	102,500
Movies & Entertainment - .45%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts. due 02/01/11	100,000	103,500
AOL Time Warner, Inc., 6.875% Nts. due 05/01/12	390,000	445,230
Cinemark USA, Inc., 9.00% Sr. Sub. Nts. due 02/01/13 (a)	100,000	108,500
Regal Cinemas, Inc., 9.375% Sr. Unsec. Sub. Nts., Series B due 02/01/12	100,000	110,250
Vivendi Universal SA, 9.25% Sr. Nts. due 04/15/10 (a)	150,000	170,625
Multi-Utilities - .63%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A due 11/30/19	295,511	308,070
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	450,000	378,000
8.125% Sr. Unsec. Unsub. Nts. due 03/15/05	200,000	194,500
8.75% Sr. Nts. due 02/15/12	300,000	279,000
Mirant Mid-Atlantic LLC, Mortgage Related Pass-Through Certificates, 8.625% Sec. Nts., Series A due 06/30/12	156,944	150,897
Networking Equipment - .00%
CellNet Data Systems, Inc., 14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (r)	45,000	—
Office Electronics - .01%
ASAT Finance LLC, 12.50% Sr. Unsec. Nts. due 11/01/06 (f)	32,500	27,950

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Office Services & Supplies - .05%
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts. due 11/01/09	$100,000	$107,500
Oil & Gas Drilling - .33%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts. due 06/01/08	300,000	249,375
Universal Compression, Inc., 7.25% Sr. Nts. due 05/15/10 (a)	100,000	103,500
Westport Resources Corp.,
8.25% Sr. Unsec. Sub. Nts. due 11/01/11 (a)	100,000	109,500
8.25% due 11/04/11	200,000	219,000
Oil & Gas Equipment & Services - .34%
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B due 02/15/08 (f)(r)	90,000	22,500
Hanover Equipment Trust 2001, 8.50% Sr. Sec. Nts., Series A due 09/01/08	100,000	105,000
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts. due 08/01/08	250,000	275,625
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr. Unsec. Sub. Nts., Series B due 06/01/09 (f)	200,000	213,500
Petroleum Helicopters, Inc., 9.375% Sr. Nts. due 05/01/09	75,000	84,094
Oil & Gas Exploration & Production - .49%
Chesapeake Energy Corp.,
7.75% Sr. Unsec. Nts. due 01/15/15	100,000	106,750
8.125% Sr. Unsec. Nts. due 04/01/11	200,000	215,500
Forest Oil Corp., 7.75% Sr. Unsec. Nts. due 05/01/14	175,000	182,000
Pioneer Natural Resource Co., 7.50% Sr. Nts. due 04/15/12	200,000	229,045
Stone Energy Corp., 8.75% Sr. Sub. Nts. due 09/15/07	85,000	88,188
XTO Energy, Inc., 7.50% Sr. Nts. due 04/15/12	175,000	198,625
Oil & Gas Refining & Marketing - .36%
Frontier Escrow Corp., 8.00% Sr. Nts. due 04/15/13 (a)	100,000	104,500
Frontier Oil Corp., 11.75% Sr. Nts. due 11/15/09	50,000	55,000
Premcor Refining Group, Inc., 9.50% Sr. Unsec. Nts. due 02/01/13	200,000	221,000
Tesoro Petroleum Corp., 8.00% Sr. Sec. Nts. due 04/15/08 (a)	350,000	358,750
Packaged Foods - .39%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B due 07/01/08	100,000	35,250
Burns Philp Capital Pty Ltd., 9.75% due 07/15/12 (a)	100,000	97,500
Del Monte Corp., 8.625% Sr. Sub. Nts. due 12/15/12 (a)	100,000	106,000
Doane Pet Care Co., 10.75% Sr. Unsec. Nts. due 03/01/10	100,000	109,000

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09 (c)	$200,000	$211,500
8.875% Sr. Nts. due 03/15/11 (a)	50,000	53,000
United Biscuits Finance plc, 10.75% Sr. Sub. Nts. due 04/15/11 (GBP)(f)	100,000	186,789
Paper Packaging - .08%
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts. due 04/01/09	150,000	165,188
Paper Products - .47%
Abitibi-Consolidated, Inc., 8.55% Unsec. Bonds due 08/01/10	75,000	84,012
Fort James Corp., 6.875% Sr. Nts. due 09/15/07	200,000	203,500
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts. due 05/15/11	400,000	411,000
9.375% Sr. Unsec. Nts. due 02/01/13 (a)	200,000	220,500
U.S. Timberlands Co. LP, 9.625% Sr. Nts. due 11/15/07	100,000	57,750
Precious Metals & Minerals - .00%
Centaur Mining & Exploration Ltd., 11.00% Sr. Nts. due 12/01/07 (f)(r)	25,000	250
Publishing & Printing - .59%
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts. due 11/15/09	100,000	111,500
Hollinger International Publishng, Inc., 9.00% Sr. Unsec. Nts. due 12/15/10	200,000	214,000
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts. due 02/01/11 (a)	100,000	105,500
News America Holdings, Inc.,
7.75% Sr. Unsec. Debs. due 12/01/45	40,000	47,580
8.875% Sr. Unsec. Debs. due 04/26/23	185,000	236,500
PRIMEDIA, Inc., 8.00% Sr. Nts. due 05/15/13 (a)	300,000	307,500
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp., 12.75% Sr. Sub. Nts. due 11/15/09	200,000	208,250
Railroads - .05%
Kansas City Southern Railway Co. (The), 7.50% Sr. Unsec. Nts. due 06/15/09	100,000	103,625
Real Estate Investment Trusts - .75%
Felcor Lodging LP, 9.00% Sr. Nts. due 06/01/11 (c)	200,000	201,500
HMH Properties, Inc., 7.875% Sr. Sec. Nts. due 08/01/08	400,000	406,000
Host Marriott LP, 9.50% Sr. Nts. due 01/15/07	100,000	107,500
MeriStar Hospitality Corp.,
8.75% Sr. Unsec. Sub. Nts. due 08/15/07	50,000	45,000
9.125% Sr. Unsec. Nts. due 01/15/11	650,000	637,000
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B due 04/01/08	165,000	165,000
Real Estate Management & Development - .16%
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts. due 06/15/11 (f)	100,000	107,250

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Corrections Corp. of America,
7.50% Sr. Nts. due 05/01/11	$100,000	$104,500
9.875% Sr. Unsec. Nts. due 05/01/09	100,000	111,625
Restaurants - .05%
Dominos, Inc., 8.25% Sr. Sub. Nts. due 07/01/11 (a)	100,000	103,250
Semiconductor Equipment - .29%
AMI Semiconductor, Inc.,
10.75% Sr. Sub. Nts. due 02/01/13 (a)	150,000	169,500
Amkor Technology, Inc.,
7.75% Sr. Nts. due 05/15/13 (a)	350,000	332,500
9.25% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	104,000
Semiconductors - .03%
Fairchild Semiconductor Corp., 10.375% Sr. Unsec. Nts. due 10/01/07	50,000	52,594
Soft Drinks - .01%
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B due 02/01/05	25,000	25,250
Specialty Chemicals - .07%
OM Group, Inc., 9.25% Sr. Sub. Nts. due 12/15/11	100,000	97,500
Unifrax Investment Corp., 10.50% Sr. Nts. due 11/01/03 (f)	45,000	45,056
Specialty Stores - .56%
AutoNation, Inc., 9.00% Sr. Unsec. Nts. due 08/01/08	200,000	222,000
CSK Auto, Inc., 12.00% Sr. Unsec. Nts. due 06/15/06	100,000	111,000
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts. due 05/01/08 (f)	25,000	23,250
Finlay Enterprises, Inc., 9.00% Debs. due 05/01/08	100,000	101,000
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts. due 03/15/11	100,000	109,375
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts. due 11/01/11 (f)	50,000	57,000
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts. due 02/01/11 (a)	50,000	52,250
Rent-A-Center, Inc., 7.50% Sr. Sub. Nts. due 05/01/10 (a)	50,000	52,500
United Auto Group, Inc., 9.625% Sr. Unsec. Sub. Nts. due 03/15/12	75,000	80,250
United Rentals (North America), Inc.,
10.75% Sr. Nts. due 04/15/08 (a)	100,000	109,250
10.75% Sr. Unsec. Nts. due 04/15/08	150,000	163,875
United Rentals, Inc., 9.00% Sr. Unsec. Sub. Nts., Series B due 04/01/09	75,000	73,125
Steel - .61%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	400,000	332,000
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	42,500
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B due 04/01/09	75,000	76,125

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Jorgensen (Earle M.) Co., 9.75% Sr. Unsec. Nts. due 06/01/12 (f)	$100,000	$106,000
Metallurg, Inc., 11.00% Sr. Nts. due 12/01/07	150,000	81,000
National Steel Corp., 9.875% First Mtg. Bonds, Series D due 03/01/09 (r)	45,915	2,525
Oregon Steel Mills, Inc., 10.00% Unsec. Nts. due 07/15/09	150,000	135,000
Steel Dynamics, Inc., 9.50% Sr. Unsec. Nts. due 03/15/09	175,000	183,313
United States Steel Corp., 9.75% Sr. Nts. due 05/15/10	100,000	101,500
United States Steel LLC, 10.75% Sr. Nts. due 08/01/08	200,000	210,000
Textiles - .15%
Levi Strauss & Co., 12.25% Sr. Unsec. Nts. due 12/15/12	150,000	124,875
Oxford Industries, Inc., 8.875% Sr. Nts. due 06/01/11 (a)	100,000	105,000
Russell Corp., 9.25% Sr. Unsec. Nts. due 05/01/10 (f)	75,000	81,750
Wireless Telecommunication Services - 2.50%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts. due 02/01/11	300,000	246,000
American Cellular Corp., 9.50% Sr. Sub. Nts. due 10/15/09	100,000	50,000
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts. due 05/01/07	350,000	403,451
Centennial Cellular Operating Co./Centennial Communications Corp., 10.125% Sr. Nts. due 06/15/13 (a)	200,000	199,000
Crown Castle International Corp.,
0%/10.375% Sr. Disc. Nts. due 05/15/11 (d)	800,000	764,000
10.625% Sr. Unsec. Disc. Nts. due 11/15/07	75,000	78,938
Deutsche Telekom International Finance BV, 8.50% Unsec. Unsub. Bonds due 06/15/10	90,000	110,554
Leap Wireless International, Inc., 0%/14.50% Sr. Unsec. Disc. Nts. due 04/15/10 (d)(f)(r)	300,000	27,000
Nextel Communications, Inc.,
9.375% Sr. Unsec. Nts. due 11/15/09	1,000,000	1,073,750
10.65% Sr. Disc. Nts. due 09/15/07	300,000	309,750
Nextel Partners, Inc.,
11.00% Sr. Unsec. Nts. due 03/15/10	25,000	270,000
12.50% Sr. Unsec. Nts. due 11/15/09	200,000	225,000
Orbcomm Global LP (Escrow), 14.00% due 08/15/04	75,000	—
Rogers Communications, Inc., 8.75% Sr. Nts. due 07/15/07 (CAD)	100,000	76,026
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B due 05/15/08	100,000	88,500
SBA Communications Corp., 12.00% Sr. Unsec. Disc. Nts. due 03/01/08	600,000	613,500

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
SpectraSite, Inc., 8.25% Sr. Nts. due 05/15/10 (a)	$50,000	$52,000
Triton PCS, Inc.,
8.50% Sr. Nts. due 06/01/13 (a)	100,000	107,500
8.75% Sr. Unsec. Sub. Nts. due 11/15/11	100,000	99,750
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B due 11/01/09 (d)	300,000	123,000
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts. due 11/15/09 (f)	377	438

Total Corporate Bonds and Notes (cost: $87,059,914)		87,258,650

	shares
Common Stocks - .08%
Chesapeake Energy Corp. (b)	66	667
Covad Communications Group, Inc. (b)	4,132	4,173
Equinix, Inc. (b)	795	6,241
Focal Communications Corp. (b)	596	12
ICO Global Communication Holdings Ltd. (b)(f)	3,007	2,105
Metrocall Holdings, Inc. (b)	45	4,861
Microcell Telecommunications, Inc., Cl. A (b)	2	16
Microcell Telecommunications, Inc., Cl. B (b)	255	1,929
NTL, Inc. (b)	3,845	131,191
OpTel, Inc. (a)(b)	85	1
Orbital Sciences Corp. (b)	171	1,248
Paxson Communications Corp. (b)	40,323	—
Pioneer Cos., Inc. (b)	1,786	6,519
Prandium, Inc. (b)	3,625	1,776
Southern Pacific Funding Corp., Liquidating Trust (b)(f)	52,418	—
Sterling Chemicals, Inc. (b)	251	3,763
TVMAX Holdings, Inc. (b)(f)	250	250
Viatel Holding Ltd. (Bermuda)(b)(f)	392	196
Viatel, Inc. (b)	401	—
WRC Media Corp. (a)(b)(f)	270	5
XO Communications, Inc. (b)	255	1,849

Total Common Stocks (cost: $1,436,541)		166,802

Preferred Stocks - .17%
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 (f)	100,000	107,000
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. (f)(h)	62	1
Eagle-Picher Holdings, Inc. Cum. Exchangeable, Series B, Non-Vtg. (f)	10	44,000
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. (f)(h)	43	—
Metrocall Holdings, Inc., 15% Cum., Series A	39	429
Microcell Telecommunications, Inc., 9% Exchangeable, Non-Vtg.	256	1,937
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. (h)	1,209	12
NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. (f)	4	8

Atlas Strategic Income Fund	(continued)

	shares	value (note 1)
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. (h)	5	$492
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg. (h)	55	34,650
SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg. (h)	139,965	—
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A (a)(f)	114,000	165,300
XO Communications, Inc. (b)	2,761	—

Total Preferred Stocks (cost: $599,842)		353,829

	face amount or units (j)
Rights, Warrants and Certificates - .38%
American Tower Corp. Wts., Exp. 8/1/08 (a)(f)	200	20,500
ASAT Finance LLC Wts., Exp. 11/1/06 (a)(f)	50	75
Chesapeake Energy Corp. Wts., Exp. 5/1/05	1,017	—
Chesapeake Energy Corp. Wts., Exp. 9/1/04 (s)	267	60
COLO.com, Inc. Wts., Exp. 3/15/10 (f)(a)	50	—
Comunicacion Celular SA Wts., Exp. 11/15/03 (f)	100	1
Convergent Communications, Inc. Wts., Exp. 4/1/08 (a)(f)	100	1
Equinix, Inc. Wts., Exp. 12/1/07 (a)(i)	50	—
Grove Investors, Inc., Tranche A Wts., Exp. 9/14/08	124	—
Grove Investors, Inc., Tranche B Wts., Exp. 9/14/08	124	—
HF Holdings, Inc. Wts., Exp. 9/27/09 (f)	361	36
Horizon PCS, Inc. Wts., Exp. 10/1/10 (a)(f)	200	10
ICO Global Communication Holdings Ltd. Wts., Exp. 5/16/06 (f)	755	4
Insilco Corp. Wts., Exp. 8/15/07	20	—
Leap Wireless International, Inc. Wts., Exp. 4/15/10 (a)	50	—
Long Distance International, Inc. Wts., Exp. 4/15/08 (s)	50	1
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 (f)	100	1
Mexico Value Rts., Exp. 6/30/03	18,000	74
Microcell Telecommunications, Inc., Cl. A Wts., Exp 5/1/05	94	29
Microcell Telecommunications, Inc., Cl. B Wts.,Exp 5/1/08	158	93
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 (f)	100	1
Morgan Stanley Capital I, Inc., All Country Asia Free (except Japan) Wts., Exp. 3/4/05	34,380	388,879
Morgan Stanley Capital I, Inc., Basket of countries Wts., Exp. 3/4/05	33,978	357,262
Ntelos, Inc. Wts., Exp. 8/15/10 (f)	50	63
Occidente y Caribe Celular SA Wts., Exp. 3/15/04 (f)	400	4
Pathmark Stores, Inc. Wts., Exp. 9/19/10	970	1,232

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
PLD Telekom, Inc. Wts., Exp. 6/1/06	50	$—
Price Communications Corp. Wts., Exp. 8/1/07 (f)	516	17,544
Sterling Chemicals, Inc. Wts., Exp. 12/31/07	406	—
Venezuela (Republic of) Wts., Exp. 4/1/20	2,800	—
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 (f)	75	1
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10	508	1,321
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10	380	608
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10	380	209

Total Rights, Warrants and Certificates (cost: $732,531)		788,009

Structured Instruments - 1.91%
Citigroup Global Capital Markets Holdings, Inc.,
Brazilian Real Linked Nts. Zero Coupon due 05/20/04	$45,000	46,364
Citigroup Global Markets Holdings, Inc.,
Chilean Peso Unsec. Linked Nts. 0.675% due 09/22/03	182,422	181,163
Credit Suisse First Boston Corp. (Nassau Branch), US Dollar/Philippine Peso Linked Nts. 12.50% due 03/15/12	285,000	292,040
Credit Suisse First Boston Corp. (New York Branch), Russian Obligatzii Federal’nogo Zaima Linked Nts.,
Series 27010 10.027% due 09/17/03 (RUB)(c)(f)	516,270	17,211
Series 27010 10.027% due 09/17/03 (RUB)(c)(f)	896,820	29,897
Series 27011 10.027% due 10/08/03 (RUB)(c)(f)	904,990	30,220
Series 27011 10.027% due 10/08/03 (RUB)(c)(f)	63,050	2,105
Series 28001 10.027% due 01/21/04 (RUB)(c)(f)	63,050	2,139
Credit Suisse First Boston Int’l, US Dollar/South African Rand Linked Nts., Series FBI43 1.196% due 05/23/22 (c)	245,000	240,002
Deutsche Bank AG, Deposit Linked Nts. to Basket Emerging Market Curriencies 0.98% due 09/24/03	700,000	746,830
Indonesian Rupiah Linked Nts. 2.60% due 03/21/05	405,000	360,450
Indonesian Rupiah Linked Nts. 2.60% due 01/25/06	210,000	178,500
Indonesian Rupiah Linked Nts. 2.60% due 12/14/21	235,000	156,275

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Indonesian Rupiah Linked Nts. 14.00% due 06/15/09	$307,673	$364,346
Indonesian Rupiah Linked Nts. 14.00% due 06/22/09	186,839	224,394
Indonessian Rupiah Linked Nts. 14.00% due 06/22/09	160,000	192,160
Turkey (Republic of) Turkey Treasury Bill Linked Nts., Zero Coupon due 04/28/04	300,125	205,214
Zero Coupon due 05/26/04	313,869	214,611
Venezuela (Republic of) Credit Linked Nts. 11.39% due 06/15/04	270,000	273,132
Standard Chartered Bank,
South African Rand Linked Nts. 13.287% due 07/24/03	185,000	186,510

Total Structured Instruments (cost: $3,654,108)		3,943,563

	date	strike	contracts/ face subject to call
Call Options Purchased - .01%
Japanese Yen Call Option (JPY)(f)	06/04	107 JPY	24,000,000	13,320

Total Call Options Purchased (cost: $24,336)				13,320

	face amount
Short-Term Securities - 9.59%
Triparty Repurchase Agreement dated June 30, 2003 with Salomon Smith Barney, Inc., effective yield of .75%, due July 1, 2003, collateralized by U.S. Treasury Bonds, 8.75%, August 15, 2020 to August 15, 2090 with a value of $20,686,901	$19,868,951	19,868,951

Total Short-Term Securities (cost: $19,868,951)		19,868,951

Total Investments (cost: $214,932,835) - 104.03%		215,453,775
Other Assets and Liabilities, Net - (4.03)%		(8,353,411)

Net Assets - 100.00%		$207,100,364

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government and Mortgage Securities Fund

	face amount	value (note 1)
Mortgage-Backed Obligations - 49.45%
Freddie Mac
6.50% due 2031	$437,817	$456,642
7.00% due 2023 - 2029	1,257,151	1,320,090
7.50% due 2022 - 2024	3,371,428	3,607,708
8.00% due 2024 - 2026	1,255,714	1,357,912
8.50% due 2017 - 2026	534,443	580,344
9.00% due 2017 - 2024	544,445	605,809
9.50% due 2016 - 2021	266,027	294,296
10.00% due 2017 - 2020	11,623	13,291
10.50% due 2018 - 2020	27,833	32,071
Fannie Mae
5.50% due 2031 - 2032	19,228,395	19,908,600
6.00% due 2029 - 2032	103,226,312	107,317,943
6.50% due 2023 - 2032	70,550,110	73,585,932
7.00% due 2023 - 2031	11,162,833	11,764,954
7.50% due 2025 - 2030	4,369,785	4,655,266
8.00% due 2024 - 2028	5,400,943	5,858,429
8.50% due 2014 - 2027	842,426	912,414
9.00% due 2024 - 2025	771,603	853,399

Total Mortgage-Backed Obligations (cost: $222,904,220)		233,125,100

U.S. Government Agencies - .46%
Government National Mortgage Assn.
7.50% due 2022 - 2024	1,715,043	1,835,942
8.00% due 2023 - 2025	298,744	324,490
8.50% due 2016	5,861	6,448

Total U.S. Government Agencies (cost: $2,089,303)		2,166,880

Collateralized Mortgage Obligations - 50.76%
6.50% Freddie Mac Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,069,689
6.50% Freddie Mac Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,082,543
6.50% Freddie Mac Floating Collateralized Mortgage Obligation due 2028	4,000,000	4,204,374
1.66% Fannie Mae Floating Collateralized Mortgage Obligation due 2030	9,749,393	9,749,445
1.68% Fannie Mae Floating Collateralized Mortgage Obligation due 2032	5,189,529	5,185,227
1.69% Fannie Mae Floating Collateralized Mortgage Obligation due 2017	15,156,988	15,168,230
1.73% Fannie Mae Floating Collateralized Mortgage Obligation due 2022	21,990,148	22,023,982
1.76% Fannie Mae Floating Collateralized Mortgage Obligation due 2030	13,658,435	13,659,388
1.78% Fannie Mae Floating Collateralized Mortgage Obligation due 2018	9,769,696	9,782,652
1.78% Fannie Mae Floating Collateralized Mortgage Obligation due 2023	2,050,823	2,050,288
1.82% Fannie Mae Floating Collateralized Mortgage Obligation due 2023	9,171,328	9,171,219
1.83% Fannie Mae Floating Collateralized Mortgage Obligation due 2033	11,950,959	11,958,613
2.00% Fannie Mae Floating Collateralized Mortgage Obligation due 2029	15,000,000	14,957,813
2.15% Fannie Mae Floating Collateralized Mortgage Obligation due 2017	11,180,291	11,195,267

Atlas U.S. Government and Mortgage Securities Fund	(continued)

	face amount	value (note 1)
2.18% Fannie Mae Floating Collateralized Mortgage Obligation due 2032	$9,493,081	$9,493,802
2.20% Fannie Mae Floating Collateralized Mortgage Obligation due 2015	5,000,000	4,997,278
2.25% Fannie Mae Floating Collateralized Mortgage Obligation due 2016	14,853,899	14,860,050
2.25% Fannie Mae Floating Collateralized Mortgage Obligation due 2022	12,000,000	11,985,000
2.32% Fannie Mae Floating Collateralized Mortgage Obligation due 2032	3,296,022	3,299,984
2.43% Fannie Mae Floating Collateralized Mortgage Obligation due 2031	2,636,049	2,638,617
2.75% Fannie Mae Floating Collateralized Mortgage Obligation due 2018	18,942,834	19,029,138
3.80% Fannie Mae Floating Collateralized Mortgage Obligation due 2023	4,109,502	4,129,487
4.00% Fannie Mae Floating Collateralized Mortgage Obligation due 2012	8,936,590	9,006,497
6.50% Fannie Mae Floating Collateralized Mortgage Obligation due 2028	3,000,000	3,127,061
6.50% Fannie Mae Floating Collateralized Mortgage Obligation due 2026	1,489,000	1,506,628
6.50% Fannie Mae Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,129,369
1.71% GNMA Floating Collateralized Mortgage Obligation due 2029	12,654,462	12,673,246
5.50% GNMA Floating Collateralized Mortgage Obligation due 2031	2,143,467	2,191,630
6.50% GNMA Floating Collateralized Mortgage Obligation due 2020	1,495,006	1,499,460
6.50% GNMA Floating Collateralized Mortgage Obligation due 2025	1,308,767	1,317,089
6.50% GNMA Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,128,361

Total Collaterlized Mortgage Obligations (cost: $238,965,058)		239,271,427

Short-Term Investments - 2.50%
Repurchase Agreement dated June 30, 2003 with Lehman Brothers, Inc., effective yield of 1.15%, due July 1, 2003 with respect to $49,229,861 FNMAs, 1.98%-3.73%, January 1, 2014-June 1, 2033 with a value of $12,040,458		11,804,000

Total Short-Term Investments (cost: $11,804,000)		11,804,000

Total Securities (cost: $475,762,581) - 103.17%		486,367,407
Other Assets and Liabilities, Net - (3.17)%		(14,979,381)

Net Assets - 100.00%		$471,388,026

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

Atlas California Municipal Money Fund

	face amount	value (note 1)
Commercial Paper - 4.37%
San Gabriel Valley, Council of Government, 1.05% due 07/14/03	$600,000	$600,000
State Infrastructure, Salvation Army West, 1.08% due 01/28/04	600,000	600,000

Total Commercial Paper (cost: $1,200,000)		1,200,000

Fixed Rate Bonds and Notes - 21.90%
Alameda Unified School District, 3% due 07/01/03	1,000,000	1,000,000
Berkeley, Tax and Revenue Anticipation Notes, 2% due 12/03/03	1,300,000	1,304,082
Cupertino Unified School District, Tax and Revenue Anticipation Notes, 2.75% due 07/01/03	1,000,000	1,000,000
Davis Unified School District, Yolo and Solano Counties, Tax and Revenue Anticipation Notes, 2.50% due 12/10/03	350,000	351,887
Fresno Unified School District, Tax and Revenue Anticipation Notes, 2.50% due 08/27/03	900,000	901,638
Moreno Valley Unified School District, Tax and Revenue Anticipation Notes, 3% due 07/24/03	850,000	850,825
San Jose Unified School District, Santa Clara County, Series A, FSA Insured, 4% due 08/01/03	600,000	601,309

Total Fixed Rate Bonds and Notes (cost: $6,009,741)		6,009,741

Variable Rate Demand Notes*- 74.16%
Alameda County, Industrial Development Authority Revenue, Tool Family Partnership, AMT, Series A, 0.95% due 07/01/27	900,000	900,000
Concord Multi-Family Mortgage Revenue, 0.90% due 07/15/18	800,000	800,000
Fresno Sewer Revenue, Sub. Lien, Series A, FGIC Insured, 0.95% due 09/01/25	1,000,000	1,000,000
Golden Empire Schools Financing Authority, Lease Revenue, Kern High School District Projects, 1% due 08/01/31	1,000,000	1,000,000
Irvine Improvement Board, Act 1915, Assessment District 85-7-I, FSA Insured, 1.05% due 09/02/11	1,000,000	1,000,000
Las Virgenes, Unified School District, COP, FSA Insured, 0.875% due 07/01/33	500,000	500,000
Los Angeles County, Community Development, COP, Willowbrook Project, 0.97% due 12/01/14	1,300,000	1,300,000
Orange County, Apartment Development Revenue, Aliso Creek Project-B, 0.85% due 11/01/22	1,600,000	1,600,000
Rancho Mirage, Joint Powers Financing Authority, COP, Eisenhower Medical Center, Series B, 0.95% due 01/01/26	300,000	300,000
San Francisco, City and County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project B-1, 0.95% due 12/01/17	1,900,000	1,900,000

Atlas California Municipal Money Fund		(continued)

	face amount	value (note 1)
San Jose, Multi-Family Mortgage Revenue, Somerset Park, AMT, 1.05% due 11/01/17	$1,600,000	$1,600,000
Santa Paula, Public Financing Authority Lease Revenue, Water System Acquisition Project, 0% due 02/01/26	1,400,000	1,400,000
Southeast Resource Recovery Facilities Authority Lease Revenue, Series B, AMT, 0.97% due 12/01/18	1,100,000	1,100,000
State Department of Water Resources Power Supply Revenue, Series B-6, 0.85% due 05/01/22	300,000	300,000
Series C-12, 0.90% due 05/01/22	600,000	600,000
State Educational Facilities Authority Revenue, University of Southern California, Series C, 1.05% due 10/01/33	400,000	400,000
State Facilities Financing Authority Revenue, Catholic Healthcare, Series B, MBIA Insured, 1% due 07/01/16	1,000,000	1,000,000
State Health Facilities Financing Authority Revenue, Scripps Hospital, Series B, MBIA Insured, 0.97% due 10/01/21	300,000	300,000
State Housing Finance Agency Revenue, Multi-Family, Series A, 0.90% due 07/15/13	1,000,000	1,000,000
State Infrastructure & Economic Development Bank Revenue, 1% due 04/01/33	300,000	300,000
Statewide Communities Development Authority, Robert Louis Stevenson Development, 1% due 02/01/31	1,250,000	1,250,000
St. Mary and All Angels School, 1.05% due 10/01/31	800,000	800,000

Total Variable Rate Demand Notes (cost: $20,350,000)		20,350,000

Total Securities (cost: $27,559,741) - 100.43%		27,559,741
Other Assets and Liabilities, Net - (.43)%		(118,558)

Net Assets - 100.00%		$27,441,183

The accompanying notes are an integral part of these financial statements.

Atlas Money Market Fund

	face amount	value (note 1)
Government-Sponsored Enterprises - 87.53%
Freddie Mac, .91% - 1.79% due 07/03/03 - 04/22/04	$15,567,000	$15,527,934
Fannie Mae, .88% - 1.29% due 07/02/03 - 04/30/04	10,064,000	10,048,710

Total Government-Sponsored Enterprises (cost: $25,576,644)		25,576,644

Commercial Paper - 9.68%
Commercial Finance - 3.31%
General Electric Capital Corp.,
.99% due 09/04/03	250,000	249,553
1.24% due 07/11/03	478,000	477,835
1.24% due 07/14/03	240,000	239,893
Consumer Finance - 6.37%
American Express Credit Corp.,
.94% due 07/25/03	300,000	299,812
1.01% due 08/25/03	346,000	345,466
1.21% due 07/07/03	218,000	217,956
Citicorp, 1.02% due 08/07/03	1,000,000	998,952

Total Commercial Paper (cost: $2,829,467)		2,829,467

Total Securities (cost: $28,406,111) - 97.21%		28,406,111
Other Assets and Liabilities, Net - 2.79%		816,390

Net Assets - 100.00%		$29,222,501

Atlas U.S. Treasury Money Fund

	face amount	value (note 1)
United States Treasury Bills - 100.02%
.76% - 1.13% due 07/17/03 - 09/18/03	$38,450,000	$38,400,981

Total United States Treasury Bills (cost: $38,400,981)		38,400,981

Total Securities (cost: $38,400,981) - 100.02%		38,400,981
Other Assets and Liabilities, Net - (.02)%		(6,370)

Net Assets - 100.00%		$38,394,611

Statements of Investments in Securities and Net Assets	June 30, 2003 (unaudited)

*	Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).
(a)	Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $193,515 or 0.19% of net assets in the Global Growth Fund, $447,238 or 0.16% of net assets in the Growth and Income Fund and $31,622,039 or 15.27% of net assets in the Strategic Income Fund.
(b)	Non-income producing security.
(c)	Represents the current interest rate for a variable rate security.
(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e)	Represents the current interest rate for an increasing rate security.
(f)	Identifies issues considered to be illiquid—See Note 10 to Financial Statements.
(g)	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs).
(h)	Interest or dividend is paid in kind.
(i)	Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
(j)	Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARS - Argentine Peso	JPY - Japanese Yen
CAD - Canadian Dollar	MXN - Mexican Peso
DKK - Danish Krone	NZD - New Zealand Dollar
EUR - Euro	RUB - Russian Ruble
FRF - French Franc	SEK - Swedish Krona
GBP - British Pound Sterling	ZAR - South Africa Rand

(k)	Securities in Strategic Income Fund with an aggregate market value of $430,313 are held in collateralized accounts to cover initial margin requirements on open futures purchases and sales contracts. See Note 8 of Notes to Financial Statements.
(l)	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 7 of Notes to Financial Statements.
(m)	Denotes a step bond: coupon steps up/down by 25 basis points for each rating downgrade/upgrade by S&P or Moodys for each notch below A-/A3.
(n)	When-issued security to be delivered and settled after June 30, 2003.
(o)	All or part of this security position is on loan at June 30, 2003 (Note 1). The total value of securities on loan at June 30, 2003 is $1,319,565 for Balanced Fund, $6,343,351 for Global Growth Fund, $8,826,112 for Growth and Income Fund and $4,306,282 for Strategic Growth Fund.
(p)	This security was purchased with cash collateral held from securities lending.
(q)	A sufficient amount of securities has been designated to cover outstanding written options and swaptions in the Strategic Income Fund, as follows:

	Number of Options Subject to Call/Put	Expiration Date	Exercise Price/ Strike Rate	Premium Received	Market Value See Note 1	Unrealized Appreciation (Depreciation)
Written Options:

Japanese Yen Put	270,000	6/1/04	$120.00	$50,400	$70,983	$(20,583)

	Notional Amount
Written Swaptions:

Deutsche Bank Put Swaption, LIBOR Rate (1)	$890,000	5/19/09	1.29%	7,921	14,814	(6,893)

				$58,321	$85,797	$(27,476)

(1)	An option on an interest rate swap. If exercised, the fund will pay the 3 month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.

(r)	Issue is in default.
(s)	Fair-valued security. See note 1 of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

(t)	The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent

Country:

United States	$50,227,036	47.33%
Great Britain	11,774,550	11.10
Japan	9,894,123	9.32
France	7,781,360	7.33
Germany	3,854,316	3.63
Netherlands	3,611,784	3.40
Canada	2,693,740	2.54
Brazil	2,607,655	2.46
Hong Kong	2,082,224	1.96
Mexico	2,047,415	1.93
Korea, Republic of (South)	1,885,632	1.78
Sweden	1,007,286	0.95
Bermuda	994,821	0.94
Switzerland	896,768	0.85
Singapore	844,531	0.80
Norway	744,513	0.70
India	725,001	0.68
Israel	563,607	0.53
Australia	493,108	0.46
Finland	469,896	0.44
Spain	461,341	0.44
Italy	451,901	0.43

	$106,112,608	100.00%

ADR = American Depositary Receipt AMBAC = AMBAC Indemnity Corporation AMT = Alternative Minimum Tax COP = Certificate of Participation	FGIC = Financial Guarantee Insurance Corporation FSA = Financial Security Assurance Inc. GDR = Global Depositary Receipt MBIA = Municipal Bond Investors Assurance

Statements of Assets and Liabilities	June 30, 2003 (unaudited)

	Stock Funds

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	S&P 500 Index Fund

Assets:
Investment in securities, at identified cost	$27,838,957	$14,858,070	$3,651,123	$99,855,072	$264,135,584	$36,339,875

Investment in securities, at value	$28,640,329	$16,538,600	$3,726,941	$106,112,608	$298,071,131	$32,079,185 *
Cash	0	0	0	884,259	0	0
Receivables:
Securities sold	0	313,644	0	240,186	370,158	0
Fund’s shares sold	81,096	48,993	43,500	193,114	410,600	387,146
Interest and dividends	125,111	7,464	3,783	198,428	127,971	5,577
Other	0	0	0	0	0	0
Unrealized appreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	0	0

Total assets	28,846,536	16,908,701	3,774,224	107,628,595	298,979,860	32,471,908

Liabilities:
Payables for:
Securities purchased	449,888	537,852	0	112,087	3,518,797	0
Payable upon return of securities loaned	1,352,756	0	0	6,670,005	9,078,547	0
Fund’s shares redeemed	2,403	12,097	0	954,873	174,322	32,996
Dividends	1,736	0	0	0	0	0
Accrued expenses:
Management fees	15,550	10,566	8	66,659	149,883	0
Distribution fees	13,913	1,551	0	57,895	169,111	17,896
Other	15,925	15,855	2,088	64,382	106,739	19,375
Other liabilities	0	0	0	0	0	0
Unrealized depreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	714	0	0
Variation margin on futures contracts	0	0	0	0	0	0
Options written, at value (premiums received $58,321) (Note 9)	0	0	0	0	0	0
Unrealized depreciation on open swap contracts (Note 11)	0	0	0	0	0	0
Interest payable for swap contracts	0	0	0	0	0	0

Total liabilities	1,852,171	577,921	2,096	7,926,615	13,197,399	70,267

Net Assets	$26,994,365	$16,330,780	$3,772,128	$99,701,980	$285,782,461	$32,401,641

Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$801,372	$1,680,530	$75,818	$6,261,159	$33,935,547	$(4,261,148)
Accumulated net realized gain (loss)	(13,598,101)	(10,963,663)	(3,116)	(24,425,828)	(67,417,702)	(3,093,999)
Undistributed net investment income (loss)	6,685	(77,875)	9,126	235,865	(173,889)	167,179
Paid in capital	39,784,409	25,691,788	3,690,300	117,630,784	319,438,505	39,589,609

Net Assets	$26,994,365	$16,330,780	$3,772,128	$99,701,980	$285,782,461	$32,401,641

Net Asset Value Per Share:
Net assets	$26,994,365	$16,330,780	$3,772,128	$99,701,980	$285,782,461	$32,401,641
Shares outstanding	2,835,263	1,609,149	404,033	7,025,819	15,776,793	4,882,813
Net asset value per share and maximum offering price	$9.52	$10.15	$9.34	$14.19	$18.11	$6.64

Capital Shares Authorized	20,000,000	15,000,000	20,000,000	25,000,000	45,000,000	25,000,000

*	Investment in Master Investment Portfolio (Note 1).

The accompanying notes are an integral part of these financial statements.

		Bond Funds					Money Funds

Strategic Growth Fund	Value Fund	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

$70,652,029	$8,242,111	$14,573,271	$317,428,316	$92,836,202	$214,932,835	$475,762,581	$27,559,741	$28,406,111	$38,400,981

$73,310,011	$8,429,442	$14,594,762	$338,026,346	$99,939,464	$215,453,775	$486,367,407	$27,559,741	$28,406,111	$38,400,981
0	0	601,066	44,128	0	6,861	631	0	1,051	5,469

0	0	0	0	0	4,809,299	2,670	0	0	0
204,486	10,217	643,364	718,519	153,636	2,405,562	481,693	262,529	898,012	44,477
69,128	20,626	194,622	4,565,998	1,333,377	2,757,169	1,553,398	150,306	0	0
0	0	0	0	0	0	0	0	1,631	0

0	0	0	0	0	283,070	0	0	0	0

73,583,625	8,460,285	16,033,814	343,354,991	101,426,477	225,715,736	488,405,799	27,972,576	29,306,805	38,450,927

2,007,295	0	411,854	6,090,750	0	16,970,289	15,085,104	500,000	0	0
4,414,285	0	0	0	0	0	0	0	0	0
68,961	0	115,013	381,397	32,000	125,409	919,877	6,437	81,943	23,415
0	0	6,625	270,173	71,693	374,093	320,524	676	2,361	256

38,961	3,101	0	152,229	46,056	117,880	218,626	8,391	0	14,148
40,104	4,876	0	204,037	62,465	112,715	307,124	0	0	0
47,582	10,189	4,910	88,193	27,891	44,423	166,518	11,118	0	18,497
0	0	0	0	47,610	0	0	4,771	0	0

0	0	0	0	0	660,521	0	0	0	0
0	0	0	0	0	59,567	0	0	0	0

0	0	0	0	0	85,797	0	0	0	0

0	0	0	0	0	25,845	0	0	0	0
0	0	0	0	0	38,833	0	0	0	0

6,617,188	18,166	538,402	7,186,779	287,715	18,615,372	17,017,773	531,393	84,304	56,316

$66,966,437	$8,442,119	$15,495,412	$336,168,212	$101,138,762	$207,100,364	$471,388,026	$27,441,183	$29,222,501	$38,394,611

$2,657,982	$187,331	$21,491	$20,598,030	$7,103,262	$68,748	$10,604,826	$0	$0	$0
(66,455,655)	(1,043,399)	2,525	(196,083)	(410,167)	(5,067,227)	(11,637,057)	(321)	(303)	(19,476)
(147,093)	45,662	(5,637)	224,299	51,370	(370,431)	38,069	0	0	0
130,911,203	9,252,525	15,477,033	315,541,966	94,394,297	212,469,274	472,382,188	27,441,504	29,222,804	38,414,087

$66,966,437	$8,442,119	$15,495,412	$336,168,212	$101,138,762	$207,100,364	$471,388,026	$27,441,183	$29,222,501	$38,394,611

$66,966,437	$8,442,119	$15,495,412	$336,168,212	$101,138,762	$207,100,364	$471,388,026	$27,441,183	$29,222,501	$38,394,611
6,479,141	976,822	1,531,959	28,833,196	8,530,581	47,101,456	45,508,159	27,441,506	29,222,804	38,414,087

$10.34	$8.64	$10.11	$11.66	$11.86	$4.40	$10.36	$1.00	$1.00	$1.00

35,000,000	20,000,000	75,000,000	75,000,000	45,000,000	50,000,000	75,000,000	250,000,000	100,000,000	125,000,000

Statements of Operations	For the six months ended June 30, 2003 (unaudited)

	Stock Funds

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	S&P 500 Index Fund

Investment Income:

Income:

Interest	$184,593	$2,075	$23	$10,406	$230,551	$8,414
Dividends	82,527	42,902	18,740	977,601	1,131,965	227,814

Total income	267,120	44,977	18,763	988,007	1,362,516	236,228

Expenses:

Management fees (Note 5)	88,336	57,475	3,300	352,426	833,910	33,293
Distribution fees (Note 5)	31,549	17,961	0	110,134	326,800	33,291
Transfer agency fees and expenses	26,259	32,690	4,648	105,131	197,944	49,100
Custodian fees and expenses	11,239	25,708	6,590	95,683	57,495	8,686
Directors’ fees	755	410	112	2,504	7,392	805
Registration fees	2,663	1,445	396	8,817	26,018	2,837
Accounting and legal fees	4,839	3,393	2,128	12,236	32,867	8,954
Reports to shareholders	3,112	4,060	476	11,335	24,853	5,949
Advisory fee to BGFA (Note 5)	0	0	0	0	0	6,660
Other	572	310	85	4,082	7,085	5,182

Total expenses	169,324	143,452	17,735	702,348	1,514,364	154,757
Management fees waived (Note 5)	0	(4,190)	(3,293)	0	0	(33,293)
Distribution fees waived (Note 5)	(7,797)	(16,410)	0	0	0	0
Expense reimbursement (Note 5)	0	0	(4,805)	0	0	(54,877)

Net expenses	161,527	122,852	9,637	702,348	1,514,364	66,587

Net investment income (loss)	105,593	(77,875)	9,126	285,659	(151,848)	169,641

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments (net of premiums on options exercised)	(55,410)	(212,203)	(320)	(5,998,629)	(2,215,259)	(488,838)
Closing of futures contracts	0	0	0	0	0	0
Closing and expiration of options written	0	0	0	0	0	0
Closing of swap contracts	0	0	0	0	0	0
Foreign currency transactions	0	0	0	(122,618)	0	0

Net realized gain (loss)	(55,410)	(212,203)	(320)	(6,121,247)	(2,215,259)	(488,838)

Net change in unrealized appreciation (depreciation) on:

Investments	1,676,803	2,174,036	222,675	16,109,287	27,426,220	3,287,069
Futures, options written and foreign currencies	0	0	0	(1,187)	0	12,135

Net change in unrealized appreciation (depreciation)	1,676,803	2,174,036	222,675	16,108,100	27,426,220	3,299,204

Net realized and unrealized gain (loss)	1,621,393	1,961,833	222,355	9,986,853	25,210,961	2,810,366

Net increase in net assets resulting from operations	$1,726,986	$1,883,958	$231,481	$10,272,512	$25,059,113	$2,980,007

[1]	For the period April 1, 2003 (commencement of operations) to June 30, 2003.

The accompanying notes are an integral part of these financial statements.

		Bond Funds					Money Funds

Strategic Growth Fund	Value Fund	American Enterprise Bond Fund[1]	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

$6,856	$344	$53,912	$7,390,144	$2,182,815	$5,214,214	$11,044,983	$188,777	$147,892	$242,801
280,640	95,797	0	0	0	15,265	0	0	0	0

287,496	96,141	53,912	7,390,144	2,182,815	5,229,479	11,044,983	188,777	147,892	242,801

215,219	29,054	9,531	864,448	263,984	583,403	1,361,545	81,774	57,072	103,590
76,864	9,079	4,332	392,931	119,993	199,503	618,883	40,888	28,536	51,795
91,349	10,131	3,760	60,041	24,549	65,424	197,530	9,299	10,553	40,958
20,884	21,205	18,016	67,535	27,660	119,752	156,219	13,316	16,604	11,368
1,756	282	268	9,125	2,787	4,422	14,848	1,038	689	1,310
6,181	1,002	21,520	2,573	9,807	15,504	52,417	295	2,409	4,632
9,072	2,838	2,192	40,102	13,402	20,355	64,128	6,012	4,558	7,154
11,321	1,068	3,322	6,385	2,599	6,107	20,132	830	1,017	3,969
0	0	0	0	0	0	0	0	0	0
1,943	212	316	6,712	1,754	3,004	10,600	792	516	996

434,589	74,871	63,257	1,449,852	466,535	1,017,474	2,496,302	154,244	121,954	225,772
0	(23,594)	(9,531)	0	0	0	0	(15,222)	(57,072)	(12,377)
0	0	(4,332)	0	0	0	0	(40,888)	(28,536)	(51,795)
0	(798)	(49,394)	0	0	0	0	0	(36,346)	0

434,589	50,479	0	1,449,852	466,535	1,017,474	2,496,302	98,134	0	161,600

(147,093)	45,662	53,912	5,940,292	1,716,280	4,212,005	8,548,681	90,643	147,892	81,201

(2,273,825)	311,582	2,525	123,810	98,843	3,038,314	(3)	0	(38)	525
0	0	0	0	0	(340,405)	0	0	0	0
0	0	0	0	0	59,330	0	0	0	0
0	0	0	0	0	(16,914)	0	0	0	0
0	0	0	0	0	(481,350)	0	0	0	0

(2,273,825)	311,582	2,525	123,810	98,843	2,258,975	(3)	0	(38)	525

7,503,545	175,013	21,491	3,651,275	1,580,057	7,840,074	(4,551,151)	0	0	0
0	0	0	0	0	(522,018)	0	0	0	0

7,503,545	175,013	21,491	3,651,275	1,580,057	7,318,056	(4,551,151)	0	0	0

5,229,720	486,595	24,016	3,775,085	1,678,900	9,577,031	(4,551,154)	0	(38)	525

$5,082,627	$532,257	$77,928	$9,715,377	$3,395,180	$13,789,036	$3,997,527	$90,643	$147,854	$81,726

Statements of Changes in Net Assets

	Stock Funds

	Balanced Fund		Emerging Growth Fund		Fund of Funds

	2003[1]	2002[2]	2003[1]	2002[2]	2003[1]	2002[3]
	(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:

Net investment income (loss)	$105,593	$460,249	$(77,875)	$(212,012)	$9,126	$14,842
Net realized gain (loss) on investments and foreign currency	(55,410)	(9,409,917)	(212,203)	(4,259,558)	(320)	(2,796)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,676,803	1,867,469	2,174,036	(4,517,869)	222,675	(146,857)

Net increase (decrease) in net assets resulting from operations	1,726,986	(7,082,199)	1,883,958	(8,989,439)	231,481	(134,811)

Distributions to Shareholders:

From net investment income	(100,105)	(458,167)	0	0	0	(14,842)

Total distributions	(100,105)	(458,167)	0	0	0	(14,842)

Capital Share Transactions:

Net proceeds from sales of shares	2,502,227	3,477,334	1,045,063	2,806,537	1,866,578	2,630,549
Reinvestment of distributions	95,556	436,641	0	0	0	13,731
Cost of shares redeemed	(2,487,841)	(13,275,517)	(1,176,132)	(2,812,973)	(396,599)	(423,959)

Net increase (decrease) in net assets resulting from capital share transactions	109,942	(9,361,542)	(131,069)	(6,436)	1,469,979	2,220,321

Net increase (decrease) in net assets	1,736,823	(16,901,908)	1,752,889	(8,995,875)	1,701,460	2,070,668

Net Assets:

Beginning of period	25,257,542	42,159,450	14,577,891	23,573,766	2,070,668	0

End of period	$26,994,365	$25,257,542	$16,330,780	$14,577,891	$3,772,128	$2,070,668

[1]	For the six months ended June 30, 2003.

[2]	For the year ended December 31, 2002.

[3]	For the period May 1, 2002 (commencement of operations) to December 31, 2002.

The accompanying notes are an integral part of these financial statements.

Global Growth Fund		Growth and Income Fund		S&P 500 Index Fund		Strategic Growth Fund		Value Fund

2003[1]	2002[2]	2003[1]	2002[2]	2003[1]	2002[2]	2003[1]	2002[2]	2003[1]	2002[3]
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$285,659	$(33,014)	$(151,848)	$173,884	$169,641	$303,659	$(147,093)	$(365,613)	$45,662	$56,047

(6,121,247)	(10,808,855)	(2,215,259)	(29,956,346)	(488,838)	(2,087,614)	(2,273,825)	(24,813,577)	311,582	(1,354,981)

16,108,100	(16,470,927)	27,426,220	(34,956,124)	3,299,204	(5,460,437)	7,503,545	(957,671)	175,013	12,318

10,272,512	(27,312,796)	25,059,113	(64,738,586)	2,980,007	(7,244,392)	5,082,627	(26,136,861)	532,257	(1,286,616)

0	0	(38,804)	(199,458)	0	(305,994)	0	0	0	(56,047)

0	0	(38,804)	(199,458)	0	(305,994)	0	0	0	(56,047)

46,790,213	38,012,771	15,201,260	18,966,846	8,463,730	20,198,187	3,863,856	7,717,077	1,572,071	8,634,655
0	0	41,617	196,246	0	291,925	0	0	0	48,312
(46,202,528)	(36,900,546)	(18,155,826)	(56,102,252)	(4,539,092)	(9,450,090)	(4,487,159)	(17,049,342)	(550,392)	(452,121)

587,685	1,112,225	(2,912,949)	(36,939,160)	3,924,638	11,040,022	(623,303)	(9,332,265)	1,021,679	8,230,846

10,860,197	(26,200,571)	22,107,360	(101,877,204)	6,904,645	3,489,636	4,459,324	(35,469,126)	1,553,936	6,888,183

88,841,783	115,042,354	263,675,101	365,552,305	25,496,996	22,007,360	62,507,113	97,976,239	6,888,183	0

$99,701,980	$88,841,783	$285,782,461	$263,675,101	$32,401,641	$25,496,996	$66,966,437	$62,507,113	$8,442,119	$6,888,183

Statements of Changes in Net Assets

	Bond Funds

	American Enterprise Bond Fund	California Municipal Bond Fund		National Municipal Bond Fund		Strategic Income Fund

	2003[4]	2003[1]	2002[2]	2003[1]	2002[2]	2003[1]	2002[2]
	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:

Net investment income (loss)	$53,912	$5,940,292	$11,403,839	$1,716,280	$3,226,177	$4,212,005	$8,088,511
Net realized gain (loss) on investments and foreign currency	2,525	123,810	(354,231)	98,843	201,799	2,258,975	(367,465)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	21,491	3,651,275	8,981,024	1,580,057	3,208,272	7,318,056	(509,649)

Net increase (decrease) in net assets resulting from operations	77,928	9,715,377	20,030,632	3,395,180	6,636,248	13,789,036	7,211,397

Distributions to Shareholders:

From net investment income	(59,549)	(5,918,290)	(11,345,738)	(1,709,334)	(3,211,186)	(4,259,016)	(8,920,947)

Total distributions	(59,549)	(5,918,290)	(11,345,738)	(1,709,334)	(3,211,186)	(4,259,016)	(8,920,947)

Capital Share Transactions:

Net proceeds from sales of shares	17,113,946	48,238,684	78,931,540	14,938,239	28,057,797	84,837,456	54,097,999
Reinvestment of distributions	50,623	4,269,617	8,116,810	1,288,275	2,400,535	1,972,193	3,726,668
Cost of shares redeemed	(1,687,536)	(23,332,491)	(38,725,881)	(7,583,078)	(11,065,055)	(17,662,162)	(30,615,623)

Net increase (decrease) in net assets resulting from capital share transactions	15,477,033	29,175,810	48,322,469	8,643,436	19,393,277	69,147,487	27,209,044

Net increase (decrease) in net assets	15,495,412	32,972,897	57,007,363	10,329,282	22,818,339	78,677,507	25,499,494

Net Assets:

Beginning of period	0	303,195,315	246,187,952	90,809,480	67,991,141	128,422,857	102,923,363

End of period	$15,495,412	$336,168,212	$303,195,315	$101,138,762	$90,809,480	$207,100,364	$128,422,857

[1]	For the six months ended June 30, 2003.

[2]	For the year ended December 31, 2002.

[3]	For the period March 4, 2002 (commencement of operations) to December 31, 2002.

[4]	For the period April 1, 2003 (commencement of operations) to June 30, 2003.

The accompanying notes are an integral part of these financial statements.

		Money Funds

U.S. Government and Mortgage Securities Fund		California Municipal Money Fund		Money Market Fund		U.S. Treasury Money Fund

2003[1]	2002[2]	2003[1]	2002[2]	2003[1]	2002[3]	2003[1]	2002[2]
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$ 8,548,681	$19,527,950	$90,643	$310,456	$147,892	$178,474	$81,201	$555,205
(3)	9	0	(236)	(38)	(265)	525	(734)
(4,551,151)	13,548,685	0	0	0	0	0	0

3,997,527	33,076,644	90,643	310,220	147,854	178,209	81,726	554,471

(8,598,091)	(19,683,795)	(90,643)	(310,456)	(147,892)	(178,474)	(81,201)	(555,205)

(8,598,091)	(19,683,795)	(90,643)	(310,456)	(147,892)	(178,474)	(81,201)	(555,205)

59,505,076	249,125,310	11,073,120	16,255,865	29,694,769	36,273,531	7,283,830	25,345,491
6,230,290	13,872,301	85,498	291,548	132,013	152,816	77,840	523,592
(90,994,848)	(92,725,669)	(19,816,393)	(19,714,492)	(18,980,214)	(18,050,111)	(15,304,178)	(55,493,266)

(25,259,482)	170,271,942	(8,657,775)	(3,167,079)	10,846,568	18,376,236	(7,942,508)	(29,624,183)

(29,860,046)	183,664,791	(8,657,775)	(3,167,315)	10,846,530	18,375,971	(7,941,983)	(29,624,917)

501,248,072	317,583,281	36,098,958	39,266,273	18,375,971	0	46,336,594	75,961,511

$471,388,026	$501,248,072	$27,441,183	$36,098,958	$29,222,501	$18,375,971	$38,394,611	$46,336,594

Financial Highlights	selected data for a share outstanding throughout each period

	Stock Funds

	Balanced Fund

	June 30,
	2003[1]	2002	2001	2000	1999	1998

Net asset value, beginning of period	$8.93	$11.20	$11.58	$12.96	$14.47	$14.14

Income From Investment Operations:[7]

Net investment income (loss)	0.04	0.14	0.18	0.26	0.48	0.46
Net realized and unrealized gain (loss) on investments	0.59	(2.27)	(0.38)	(1.37)	(1.21)	0.75

Total from investment operations	0.63	(2.13)	(0.20)	(1.11)	(0.73)	1.21

Less Distributions:

From net investment income	(0.04)	(0.14)	(0.18)	(0.27)	(0.48)	(0.46)
From net capital gains	0.00	0.00	0.00	0.00	(0.30)	(0.42)
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.04)	(0.14)	(0.18)	(0.27)	(0.78)	(0.88)

Net asset value, end of period	$9.52	$8.93	$11.20	$11.58	$12.96	$14.47

Total return[3]	7.03%	-19.07%	-1.70%	-8.71%	-5.20%	8.63%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$26,994	$25,258	$42,159	$45,966	$73,365	$88,430
Ratio of expenses to average net assets:[4,6]
Before expense waivers and reimbursement	1.34%	1.35%	1.22%	1.22%	1.15%	1.16%
After expense waivers and reimbursement	1.28%	1.31%	1.22%	1.22%	1.15%	1.16%
Ratio of net investment income to average net assets[4]	0.84%	1.45%	1.55%	2.07%	3.30%	3.28%
Portfolio turnover rate	15.40%	158.81%[5]	93.38%[5]	142.04%[5]	51.94%	33.62%

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Excludes the effect of short-term TBA security transactions.

[6]	For the Atlas Fund of Funds, does not include expenses of the investment companies in which the Fund invests.

[7]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

Emerging Growth Fund						Fund of Funds		Global Growth Fund

June 30,						June 30,	May 1, 2002[2] through	June 30,
2003[1]	2002	2001	2000	1999	1998	2003[1]	Dec. 31, 2002	2003[1]	2002	2001	2000	1999	1998

$8.94	$14.09	$14.51	$18.79	$13.75	$13.00	$8.71	$10.00	$12.75	$16.52	$18.69	$19.28	$14.56	$12.69

(0.05)	(0.12)	(0.18)	(0.12)	(0.15)	(0.09)	0.03	0.10	0.04	0.00	(0.01)	0.03	0.03	0.00
1.26	(5.03)	(0.24)	(4.16)	6.02	0.84	0.60	(1.33)	1.40	(3.77)	(2.16)	0.59	8.10	2.21

1.21	(5.15)	(0.42)	(4.28)	5.87	0.75	0.63	(1.23)	1.44	(3.77)	(2.17)	0.62	8.13	2.21

0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.06)	0.00	0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	0.00	(0.83)	0.00	0.00	0.00	0.00	0.00	0.00	(0.92)	(3.41)	(0.18)
0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.29)	0.00	(0.16)
0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

0.00	0.00	0.00	0.00	(0.83)	0.00	0.00	(0.06)	0.00	0.00	0.00	(1.21)	(3.41)	(0.34)

$10.15	$8.94	$14.09	$14.51	$18.79	$13.75	$9.34	$8.71	$14.19	$12.75	$16.52	$18.69	$19.28	$14.56

13.53%	-36.55%	-2.89%	-22.78%	42.68%	5.77%	7.23%	-12.27%	11.29%	-22.82%	-11.61%	3.24%	55.85%	16.19%

$16,331	$14,578	$23,574	$25,939	$19,551	$16,747	$3,772	$2,071	$99,702	$88,842	$115,042	$134,929	$70,300	$36,549

2.00%	1.99%	1.67%	1.64%	1.74%	1.59%	1.34%	2.12%	1.59%	1.48%	1.40%	1.34%	1.48%	1.53%
1.71%	1.60%	1.66%	1.55%	1.53%	1.49%	0.73%	0.85%	1.59%	1.48%	1.40%	1.34%	1.48%	1.53%
-1.08%	-1.20%	-1.40%	-0.72%	-1.14%	-0.68%	0.69%	1.62%	0.65%	-0.03%	-0.08%	0.15%	0.19%	0.04%
223.40%	248.05%	271.11%	173.69%	184.32%	106.24%	23.07%	27.55%	29.26%	39.23%	43.59%	53.89%	103.02%	74.52%

Financial Highlights	selected data for a share outstanding throughout each period

	Stock Funds

	Growth and Income Fund

	June 30,
	2003[1]	2002	2001	2000	1999	1998

Net asset value, beginning of period	$16.50	$20.17	$23.43	$26.61	$22.08	$18.86

Income From Investment Operations:[5]

Net investment income (loss)	(0.01)	0.01	0.03	0.24	0.14	0.15
Net realized and unrealized gain (loss) on investments	1.62	(3.67)	(3.26)	(1.52)	6.85	4.71

Total from investment operations	1.61	(3.66)	(3.23)	(1.28)	6.99	4.86

Less Distributions:

From net investment income	0.00	(0.01)	(0.03)	(0.24)	(0.14)	(0.15)
From net capital gains	0.00	0.00	0.00	(1.64)	(2.32)	(1.49)
In excess of realized gains	0.00	0.00	0.00	(0.02)	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.00)	(0.01)	(0.03)	(1.90)	(2.46)	(1.64)

Net asset value, end of period	$18.11	$16.50	$20.17	$23.43	$26.61	$22.08

Total return[3]	9.77%	-18.14%	-13.79%	-4.90%	31.72%	25.83%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$285,782	$263,675	$365,552	$454,546	$410,721	$248,606
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.16%	1.12%	1.09%	1.02%	1.04%	1.06%
After expense waivers and reimbursement	1.16%	1.12%	1.09%	1.02%	1.04%	1.06%
Ratio of net investment income to average net assets[4]	-0.12%	0.06%	0.15%	0.88%	0.59%	0.73%
Portfolio turnover rate	59.14%	110.13%	136.06%	66.14%	102.42%	106.21%

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Fund				Strategic Growth Fund						Value Fund

June 30,			Aug. 16, 2000[2] through	June 30,						June 30,	May 1, 2002[2] through
2003[1]	2002	2001	Dec. 31, 2000	2003[1]	2002	2001	2000	1999	1998	2003[1]	Dec. 31, 2002

$5.96	$7.77	$8.92	$10.00	$9.53	$13.09	$18.33	$20.53	$17.11	$16.36	$8.07	$10.00

0.04	0.08	0.05	0.03	(0.02)	(0.05)	(0.02)	0.03	(0.01)	0.09	0.05	0.07
0.64	(1.82)	(1.15)	(1.10)	0.83	(3.51)	(5.22)	(2.01)	6.87	1.86	0.52	(1.93)

0.68	(1.74)	(1.10)	(1.07)	0.81	(3.56)	(5.24)	(1.98)	6.86	1.95	0.57	(1.86)

0.00	(0.07)	(0.05)	(0.01)	0.00	0.00	0.00	(0.02)	0.00	(0.09)	0.00	(0.07)
0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	(3.44)	(1.00)	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.17)	0.00	(0.11)	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

0.00	(0.07)	(0.05)	(0.01)	0.00	0.00	0.00	(0.22)	(3.44)	(1.20)	0.00	(0.07)

$6.64	$5.96	$7.77	$8.92	$10.34	$9.53	$13.09	$18.33	$20.53	$17.11	$8.64	$8.07

11.41%	-22.37%	-12.36%	-10.66%	8.50%	-27.20%	-28.59%	-9.65%	40.12%	11.22%	7.06%	-18.64%

$32,402	$25,497	$22,007	$9,516	$66,966	$62,507	$97,976	$155,895	$102,428	$73,626	$8,442	$6,888

1.16%	1.06%	1.07%	2.66%	1.41%	1.40%	1.26%	1.12%	1.17%	1.16%	1.52%	2.13%
0.50%	0.50%	0.50%	0.50%	1.41%	1.40%	1.26%	1.12%	1.17%	1.16%	1.03%	1.32%
1.27%	1.14%	0.88%	0.78%	-0.48%	-0.48%	-0.15%	0.13%	-0.06%	0.52%	0.93%	1.35%
N/A	N/A	N/A	N/A	16.23%	101.71%	175.07%	53.78%	179.98%	89.69%	209.76%	247.30%

Financial Highlights	selected data for a share outstanding throughout each period

	Bond Funds

	American Enterprise Bond Fund	California Municipal Bond Fund

	May 1, 2003[1,2] through June 30, 2003	June 30,
		2003[1]	2002	2001	2000	1999	1998

Net asset value, beginning of period	$10.05	$11.52	$11.16	$11.27	$10.48	$11.49	$11.44

Income From Investment Operations:[6]

Net investment income (loss)	0.05	0.22	0.47	0.50	0.51	0.51	0.51
Net realized and unrealized gain (loss) on investments	0.07	0.14	0.36	(0.11)	0.79	(1.01)	0.16

Total from investment operations	0.12	0.36	0.83	0.39	1.30	(0.50)	0.67

Less Distributions:

From net investment income	(0.06)	(0.22)	(0.47)	(0.50)	(0.51)	(0.51)	(0.51)
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.11)
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.06)	(0.22)	(0.47)	(0.50)	(0.51)	(0.51)	(0.62)

Net asset value, end of period	$10.11	$11.66	$11.52	$11.16	$11.27	$10.48	$11.49

Total return[3]	1.05%	3.12%	7.57%	3.51%	12.75%	-4.48%	5.94%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$15,495	$336,168	$303,195	$246,188	$213,320	$198,406	$211,938
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	2.25%	0.92%	0.92%	0.92%	0.93%	0.93%	0.94%
After expense waivers and reimbursement	0.00%	0.92%	0.92%	0.92%	0.93%	0.88%	0.94%
Ratio of net investment income to average net assets[4]	3.04%	3.58%	4.15%	4.40%	4.74%	4.61%	4.43%
Portfolio turnover rate	4.17%	1.86%	19.79%	12.60%	12.25%	17.01%	14.95%

[1]	Unaudited.

[2]	Effective date of registration.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Excludes the effect of short-term TBA security transactions.

[6]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

National Municipal Bond Fund						Strategic Income Fund

June 30,						June 30,
2003[1]	2002	2001	2000	1999	1998	2003[1]	2002	2001	2000	1999	1998

$11.66	$11.16	$11.13	$10.50	$11.56	$11.54	$4.14	$4.20	$4.37	$4.67	$4.98	$5.16

0.21	0.47	0.50	0.52	0.51	0.51	0.11	0.29	0.36	0.39	0.40	0.38
0.20	0.49	0.03	0.63	(1.06)	0.13	0.26	(0.04)	(0.17)	(0.30)	(0.30)	(0.15)

0.41	0.96	0.53	1.15	(0.55)	0.64	0.37	0.25	0.19	0.09	0.10	0.23

(0.21)	(0.46)	(0.50)	(0.52)	(0.51)	(0.51)	(0.11)	(0.31)	(0.35)	(0.27)	(0.40)	(0.38)
0.00	0.00	0.00	0.00	0.00	(0.11)	0.00	0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)	(0.12)	(0.01)	(0.03)

(0.21)	(0.46)	(0.50)	(0.52)	(0.51)	(0.62)	(0.11)	(0.31)	(0.36)	(0.39)	(0.41)	(0.41)

$11.86	$11.66	$11.16	$11.13	$10.50	$11.56	$4.40	$4.14	$4.20	$4.37	$4.67	$4.98

3.52%	8.81%	4.79%	11.24%	-4.86%	5.70%	9.15%	6.31%	4.45%	2.05%	1.92%	4.03%

$101,139	$90,809	$67,991	$53,901	$54,296	$62,558	$207,107	$128,423	$102,923	$77,568	$67,218	$66,375

0.97%	0.97%	0.97%	1.01%	0.98%	0.99%	1.35%	1.30%	1.31%	1.36%	1.37%	1.36%
0.97%	0.97%	0.97%	1.01%	0.97%	0.99%	1.35%	1.30%	1.31%	1.36%	1.16%	0.80%
3.58%	4.08%	4.44%	4.83%	4.62%	4.44%	5.28%	6.90%	8.31%	8.65%	8.42%	7.45%
5.67%	22.27%	32.81%	20.12%	16.44%	21.89%	73.57%[5]	85.26%[5]	114.66%[5]	146.55%	119.62%	172.43%

Financial Highlights	selected data for a share outstanding throughout each period

	Bond Funds

	U.S. Government and Mortgage Securities Fund

	June 30,
	2003[1]	2002	2001	2000	1999	1998

Net asset value, beginning of period	$10.45	$10.10	$9.95	$9.61	$10.17	$10.20

Income From Investment Operations:[5]

Net investment income (loss)	0.18	0.50	0.56	0.60	0.60	0.63
Net realized and unrealized gain (loss) on investments	(0.09)	0.36	0.16	0.34	(0.56)	(0.03)

Total from investment operations	0.09	0.86	0.72	0.94	0.04	0.60

Less Distributions:

From net investment income	(0.18)	(0.51)	(0.57)	(0.60)	(0.60)	(0.63)
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.18)	(0.51)	(0.57)	(0.60)	(0.60)	(0.63)

Net asset value, end of period	$10.36	$10.45	$10.10	$9.95	$9.61	$10.17

Total return[3]	0.86%	8.69%	7.39%	10.21%	0.39%	6.06%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$471,388	$501,248	$317,583	$179,462	$202,966	$216,344
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.01%	1.00%	1.03%	1.03%	1.01%	1.02%
After expense waivers and reimbursement	1.01%	1.00%	1.03%	1.03%	1.01%	1.02%
Ratio of net investment income to average net assets[4]	3.45%	4.85%	5.53%	6.27%	6.05%	6.20%
Portfolio turnover rate	30.00%	30.49%	19.75%	1.66%	20.67%	22.70%

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

Money Funds

California Municipal Money Fund						Money Market Fund

							March, 4, 2002[2]
June 30,						June 30,	through
2003[1]	2002	2001	2000	1999	1998	2003[1]	Dec. 31, 2002

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.003	0.009	0.019	0.030	0.024	0.026	0.006	0.014
0.000	(0.000)	(0.000)	0.000	0.000	0.000	0.000	0.000

0.003	0.009	0.019	0.030	0.024	0.026	0.006	0.014

(0.003)	(0.009)	(0.019)	(0.030)	(0.024)	(0.026)	(0.006)	(0.014)
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

(0.003)	(0.009)	(0.019)	(0.030)	(0.024)	(0.026)	(0.006)	(0.014)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.28%	0.86%	1.93%	3.03%	2.44%	2.67%	0.65%	1.45%

$27,441	$36,099	$39,266	$37,924	$39,316	$40,483	$29,223	$18,376

0.94%	0.91%	0.90%	0.94%	0.95%	0.99%	1.07%	1.27%
0.60%	0.59%	0.61%	0.63%	0.63%	0.67%	0.00%	0.00%
0.55%	0.85%	1.92%	2.98%	2.41%	2.74%	1.30%	1.71%
—	—	—	—	—	—	—	—

Financial Highlights	selected data for a share outstanding throughout each period

	Money Funds

	U.S. Treasury Money Fund

	June 30,
	2003[1]	2002	2001	2000	1999	1998

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:[4]

Net investment income (loss)	0.002	0.009	0.033	0.052	0.040	0.045
Net realized and unrealized gain (loss) on investments	0.000	(0.000)	(0.000)	0.000	0.000	0.000

Total from investment operations	0.002	0.009	0.033	0.052	0.040	0.045

Less Distributions:

From net investment income	(0.002)	(0.009)	(0.033)	(0.052)	(0.040)	(0.045)
From net capital gains	0.000	0.000	0.000	0.000	0.000	0.000
In excess of realized gains	0.000	0.000	0.000	0.000	0.000	0.000
Tax return of capital distribution	0.000	0.000	0.000	0.000	0.000	0.000

Total distributions	(0.002)	(0.009)	(0.033)	(0.052)	(0.040)	(0.045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.19%	0.93%	3.32%	5.35%	4.02%	4.60%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$38,395	$46,337	$75,962	$81,925	$55,892	$58,186
Ratio of expenses to average net assets:[3]
Before expense waivers and reimbursement	0.54%	1.02%	0.99%	1.02%	1.03%	1.02%
After expense waivers and reimbursement	0.39%	0.74%	0.73%	0.68%	0.69%	0.60%
Ratio of net investment income to average net assets[3]	0.39%	0.94%	3.31%	5.24%	3.96%	4.49%
Portfolio turnover rate	—	—	—	—	—	—

[1]	Unaudited.

[2]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[3]	Annualized when the period presented is less than one year.

[4]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	June 30, 2003 (unaudited)

1. Significant Accounting Policies

Atlas Assets, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and offering sixteen portfolios. The Company currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth and Income Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (a “Fund”, or collectively, the “Funds”). All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Money Fund and the Atlas California Municipal Bond Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure. As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 1.13% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Atlas S&P 500 Index Fund.

The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.	Investment Valuation: Bond Fund securities are valued by pricing services. Valuations of portfolio securities furnished by the pricing services are based upon a computerized matrix system and/or appraisals, in each case, in reliance upon information concerning market transactions and quotations from recognized securities dealers. Securities for which quotations are readily available are valued based upon those quotations. Securities for which quotations are not readily available (which constitute the majority of the Bond Funds’ securities) are valued at their fair value based upon the information supplied by the pricing services. The methods used by the pricing services and the quality of valuations so established is reviewed by the Company’s officers under the general supervision of the Directors of the Company. There are a number of pricing services available and the Directors, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Money Fund securities have a remaining maturity of 13 months or less and their entire portfolios have a weighted average maturity of 90 days or less. As such, all of the Money Fund securities are valued at amortized cost, which approximates value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the bid price.

Stock Fund securities listed or traded on an exchange are valued at the last sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated

Notes to Financial Statements (continued)	June 30, 2003 (unaudited)

Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Atlas Fund of Funds’ investments are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the exchange is open.

b.	Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 2003, Atlas Strategic Income Fund holds securities in default with an aggregate market value of $1,516,110, representing 0.73% of the Fund’s net assets.

c.	Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”. In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes as to which the Funds hold a put will be deemed to mature on the last day on which the put may be exercisable.

d.	Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. The maturity of these instruments for purposes of calculating the portfolio’s weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

e.	Federal Income Taxes: It is the Company’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment and tax-exempt income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

f.	Security Transactions: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

g.	Allocation of Expenses, Income and Gains and Losses: Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. All other expenses are charged to each Fund as incurred on a specific identification basis.

h.

Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made periodically. Dividends are recorded on the ex-dividend date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the underlying security. The Money Funds declare and reinvest dividends daily and pay them monthly. The Bond Funds declare dividends daily and reinvest and pay them monthly. The Stock Funds, with the exception of the Atlas Balanced Fund and the Atlas Growth and Income Fund, which are on a quarterly schedule, declare, pay and reinvest dividends annually. Income for the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth and Income Fund, the Atlas Strategic Growth Fund and the Atlas Strategic Income Fund for the six months ended June 30, 2003 are net of foreign withholding taxes of $1,249, $307,

$112,546, $16,933, $3,822 and $936, respectively. Distributions of capital gains, if any, will normally be declared and paid once a year.

i.	To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, the Fund sets aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 2003 amounted to $12,299,075 for Atlas Strategic Income Fund.

j.	Options: Premiums received from call options written, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly. These same principles apply to the sale of put options.

k.	Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts, owned by the Stock Funds and Atlas Strategic Income Fund is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

l.	Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

m.

Structured Notes: The Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the

Notes to Financial Statements (continued)	June 30, 2003 (unaudited)

market value of these securities comprised 1.91% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. See Note 7.

n.	Dollar Roll Transactions: The Atlas Balanced Fund, the Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in dollar reverse repurchase agreements (“dollar rolls”), which entail the simultaneous sale of securities with an agreement to buy back substantially similar securities at a future date at a price less than the price at which the securities were originally sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential in price between the sale price and repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. Pursuant to regulation, the funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

o.	Foreign Currency Translation: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: Market value of investment, other assets and liabilities—at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates such transactions are recorded.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FC’s, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

p.	Securities Lending: The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth and Income Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Although the risks associated with lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

q.	Classification of Distributions to Shareholders: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may vary from the characterization for Federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which distributions are made may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

r.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Unrealized Appreciation/Depreciation—Tax Basis

As of June 30, 2003, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	Strategic Growth Fund	Value Fund

Unrealized appreciation	$1,700	$1,846	$166	$14,842	$41,380	$6,123	$459
Unrealized depreciation	$(960)	$(375)	$(91)	$(9,064)	$(9,718)	$(3,735)	$(339)

Net unrealized appreciation (depreciation)	$740	$1,471	$75	$5,778	$31,662	$2,388	$120

Cost of securities for federal income tax purposes	$27,900	$15,068	$3,652	$100,335	$266,410	$70,922	$8,309

	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

Unrealized appreciation	$65	$21,040	$7,196	$8,568	$11,029	$—	$—	$—
Unrealized depreciation	$(44)	$(219)	$(41)	$(8,246)	$(424)	$—	$—	$—

Net unrealized appreciation (depreciation)	$21	$20,821	$7,155	$322	$10,605	$—	$—	$—

Cost of securities for federal income tax purposes	$14,573	$317,206	$92,785	$215,132	$475,763	$27,560	$28,406	$38,401

3. Share Transactions

The following is a summary of share transactions for the periods ended June 30, 2003 and December 31, 2002 (in 000’s):

	Balanced Fund		Emerging Growth Fund		Fund of Funds		Global Growth Fund
	2003	2002	2003	2002	2003	2002[1]	2003	2002

Sold	275	357	112	249	211	284	3,603	2,690
Issued in reinvestment of dividends	10	45	0	0	0	1	0	0
Redeemed	(278)	(1,338)	(133)	(291)	(45)	(47)	(3,547)	(2,685)

Net increase (decrease)	7	(936)	(21)	(42)	166	238	56	5

	Growth and Income Fund		S&P 500 Index Fund		Strategic Growth Fund		Value Fund
	2003	2002	2003	2002’	2003	2002	2003	2002[1]

Sold	901	1,038	1,361	2,857	394	685	194	904
Issued in reinvestment of dividends	2	10	0	48	0	0	0	6
Redeemed	(1,108)	(3,192)	(759)	(1,457)	(472)	(1,614)	(71)	(56)

Net increase (decrease)	(205)	(2,144)	602	1,448	(78)	(929)	123	854

	American Enterprise Bond	California Municipal Bond Fund		National Municipal Bond Fund		Strategic Income Fund
	2003[3]	2003	2002	2003	2002	2003	2002

Sold	1,693	4,164	6,971	1,277	2,461	19,723	13,038
Issued in reinvestment of dividends	5	368	716	110	210	459	902
Redeemed	(166)	(2,018)	(3,419)	(645)	(973)	(4,114)	(7,428)

Net increase (decrease)	1,532	2,514	4,268	742	1,698	16,068	6,512

Notes to Financial Statements (continued)	June 30, 2003 (unaudited)

	U.S. Government and Mortgage Securities Fund		California Municipal Money Fund		Money Market Fund		U.S. Treasury Money Fund
	2003	2002	2003	2002	2003	2002[2]	2003	2002

Sold	5,719	24,171	11,073	16,256	29,695	36,273	7,284	25,345
Issued in reinvestment of dividends	598	1,345	85	292	132	153	77	524
Redeemed	(8,754)	(9,014)	(19,816)	(19,715)	(18,980)	(18,050)	(15,304)	(55,493)

Net increase (decrease)	(2,437)	16,502	(8,658)	(3,167)	10,847	18,376	(7,943)	(29,624)

[1]	For the period May 1, 2002 (commencement of operations) to December 31, 2002.

[2]	For the period March 4, 2002 (commencement of operations) to December 31, 2002.

[3]	For the period April 1, 2003 (commencement of operations) to June 30, 2003.

4. Purchases and Sales of Securities

Aggregate purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 were as follows (in 000’s):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	Strategic Growth Fund	Value Fund

Purchases	$3,674	$29,467	$2,033	$26,700	$149,027	$11,272	$16,088
Sales	$3,950	$29,048	$616	$25,700	$161,324	$9,699	$14,973

	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

Purchases	$14,954	$15,490	$14,709	$173,875	$146,521	$0	$0	$0
Sales	$349	$5,308	$4,739	$118,775	$145,353	$0	$0	$0

At June 30, 2003 the following Funds had capital loss carryovers approximating these amounts for federal income tax purposes (in 000’s):

	Expiring December 31,

	2003	2004	2005	2006	2007	2008	2009	2010

Balanced Fund	$—	$—	$—	$—	$—	$2,028	$892	$10,562
Emerging Growth Fund	$—	$—	$—	$—	$—	$3,587	$2,756	$4,036
Fund Of Funds	$—	$—	$—	$—	$—	$—	$—	$2
Global Growth Fund	$—	$—	$—	$—	$—	$—	$6,389	$9,710
Growth and Income Fund	$—	$—	$—	$—	$—	$—	$31,390	$25,585
S&P 500 Index Fund	$—	$—	$—	$—	$—	$3	$286	$1,482
Strategic Growth Fund	$—	$—	$—	$—	$—	$—	$37,498	$26,198
Value Fund	$—	$—	$—	$—	$—	$—	$—	$1,288
California Municipal Bond Fund	$—	$—	$—	$—	$—	$—	$—	$320
National Municipal Bond Fund	$—	$—	$—	$—	$203	$306	$—	$—
Strategic Income Fund	$—	$—	$—	$—	$—	$2,082	$927	$2,953
U.S. Government and Mortgage Securities Fund .	$7,507	$1,491	$280	$52	$420	$1,546	$146	$184
U.S. Treasury Money Fund	$—	$1	$5	$7	$2	$4	$—	$1

Such amounts may be used to offset capital gains realized during the subsequent periods indicated and thereby relieve these funds and their shareholders of federal tax liability with respect to the capital gains that are so offset. It is the intention of the Funds not to make distributions from capital gains while they have a capital loss carryover.

5. Transactions With Affiliates and Related Parties

Atlas Advisers, Inc. (the “Adviser”) provides portfolio management services to the Atlas Fund of Funds, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money

Fund and supervises the provision of similar services to the Atlas Municipal Funds by Boston Safe Advisers, Inc., to the Atlas Global Growth Fund, the Atlas Growth and Income Fund, and the Atlas Strategic Income Fund by OppenheimerFunds, Inc., to the Atlas Balanced Fund, the Atlas Strategic Growth Fund, and the Atlas American Enterprise Bond Fund by Madison Investment Advisors, Inc., to the Atlas Emerging Growth Fund by Turner Investment Partners, and to the Atlas Value Fund by Pilgrim, Baxter & Associates, Ltd. (together, the “Subadvisers”) and to the Master Portfolio, in which the Atlas S&P 500 Index Fund invests, by Barclays Global Fund Advisors (BGFA). The Atlas S&P 500 Index Fund invests all of its assets in the Master Portfolio, a passively managed fund, which is advised by BGFA. Each Fund pays the Adviser a management fee for the investment management services, and the Adviser, in turn, pays the Subadvisers. In addition, Atlas S&P 500 Index Fund pays directly to BGFA an annualized fee of .05% of its daily assets invested in the Master Portfolio. The management fee is based on an annual rate, equal to a percentage of each Fund’s average daily net assets, and is paid monthly as follows: .50% of assets up to $500 million and .475% of assets over $500 million for the Money Funds; .55% of assets up to $500 million and .50% of assets over $500 million for the Bond Funds other than Atlas Strategic Income Fund; .70% of assets up to $100 million, .60% of assets of the next $400 million and .50% of assets over $500 million for the Stock Funds other than Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas S&P 500 Index Fund and Atlas Value Fund; .75% of assets up to $100 million, .70% of assets of the next $400 million and .65% of assets over $500 million for the Atlas Strategic Income Fund; 80% of assets up to $100 million, .75% of assets of the next $400 million and .70% of assets over $500 million for the Atlas Emerging Growth Fund, the Atlas Global Growth Fund and Atlas Value Fund; and .25% of assets up to $500 million and .23% of assets over $500 million for the Atlas S&P 500 Index Fund and the Atlas Fund of Funds. At June 30, 2003 the following amounts were payable by the respective Funds to Atlas Advisers, Inc. for management services rendered: Balanced Fund, $15,550; Emerging Growth Fund, $10,566; Fund of Funds, $8; Global Growth Fund, $66,659; Growth and Income Fund, $149,883; Strategic Growth Fund, $38,961; Value Fund, $3,101; California Municipal Bond Fund, $152,229; National Municipal Bond Fund, $46,056; Strategic Income Fund, $117,880; U.S. Government and Mortgage Securities Fund, $218,626; California Municipal Money Fund, $8,391; and U.S. Treasury Money Fund, $14,148.

Atlas Securities, Inc. (the “Distributor”) acts as principal underwriter for shares of each Fund pursuant to a Principal Underwriting Agreement. The Distributor receives payments under a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Company may reimburse the Distributor up to a maximum of .25% per year of average daily net assets in each fund, payable on a quarterly basis. At June 30, 2003, the following amounts were payable by the respective Funds to Atlas Securities, Inc. for Plan services rendered: Balanced Fund, $13,913; Emerging Growth Fund, $1,551; Global Growth Fund, $57,895; Growth and Income Fund $169,111; S&P 500 Index Fund, $17,896; Strategic Growth Fund, $40,104; Value Fund, $4,876; California Municipal Bond Fund, $204,037; National Municipal Bond Fund, $62,465; Strategic Income Fund, $112,715; and U.S. Government and Mortgage Securities Fund, $307,124.

The Atlas Fund of Funds invests in specific no load Atlas Funds that have varied expense and fee levels. Due to the vacillating proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Fund of Funds will vary.

Due to voluntary expense waivers in effect during the period ended June 30, 2003, 12b-1 fees were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to .25% per annum. 12b-1 fees due the Distributor were reduced in the amount of $149,758. Management fees due the Adviser were reduced by $158,572. The Adviser also absorbed $146,220 of other Fund expenses during the period.

The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and directors of the Company are also officers and/or directors of the Adviser and the Distributor.

At June 30, 2003, Golden West Financial Corporation owned 115,723 shares in the Atlas Emerging Growth Fund, 10,000 shares in Atlas Fund of Funds, 1,000 shares in the Atlas S&P 500 Index Fund, 125,000 shares in the Atlas Value Fund, and 75,785 shares in the Atlas Money Market Fund.

Notes to Financial Statements (continued)	June 30, 2003 (unaudited)

6. Concentrations of Credit Risk

There are certain concentrations of credit risk, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors as follows:

The California Municipal Money Fund and the California Municipal Bond Fund have concentrations in California municipal securities.

The U.S. Government and Mortgage Securities Fund has a concentration in Fannie Mae securities.

The Money Market Fund has a concentration in Fannie Mae and Freddie Mac securities.

The U.S. Treasury Money Fund has a concentration in United States Treasury obligations.

Industry and sector concentrations greater than 10% of a Fund’s net assets at June 30, 2003 are as follows:

The American Enterprise Bond Fund has 10.51% in Fannie Mae bonds and 13.53% in diversified financial services.

The California Municipal Bond Fund has 25.01% in general obligation bonds and 12.05% in lease revenue.

The National Municipal Bond Fund has 18.40% in general obligation bonds, 14.05% in lease revenue and 13.98% in transportation.

The Strategic Income Fund has 16.69% in Fannie Mae bonds.

The California Municipal Money Fund has 25.14% in housing, 19.71% in transportation and 14.21% in lease revenue.

7. Forward Contracts

Open forward contracts in the Strategic Income Fund to purchase and sell foreign currencies as of June 30, 2003 were as follows:

	Settlement Date	Contract Amount (000’s)		Valuation as of 6/30/03	Unrealized Appreciation (Depreciation)

Contracts to Purchase:
Australian Dollar	07/31/03-08/11/03	2,750	AUD	$1,838,750	$28,510
Brazilian Real	08/27/03-04/23/04	4,576	BRL	1,455,074	115,344
British Pound Sterling	08/01/03-08/19/03	2,430	GBP	4,003,917	79,341
Chilean Peso	07/17/03-08/25/03	573,999	CLP	820,916	15,916
Colombian Peso	07/28/03	338,520	COP	119,460	(540)
Euro Dollar	07/07/03-06/17/04	37,067	EUR	42,507,292	(208,809)
Japanese Yen	07/10/03-07/11/03	661,000	JPY	5,514,528	(133,832)
Mexican Peso	09/11/03	6,414	MXN	610,092	17,226
New Zealand Dollar	07/31/03	530	NZD	309,864	2,146
Norwegian Krone	07/31/03	1,980	NOK	273,250	237

				$57,453,143	(84,461)

Contracts to Sell:
Brazilian Real	04/19/04-04/23/04	2,673	BRL	$811,755	(39,292)
British Pound Sterling	08/01/03-09/08/03	2,270	GBP	3,740,232	(52,482)
Canadian Dollar	08/21/03	150	CAD	110,385	(245)
Euro Dollar	07/07/03-06/17/04	27,427	EUR	31,493,073	(180,849)
Indonesian Rupiah	08/12/03	1,844,400	IDR	222,388	(10,387)
Japanese Yen	07/10/03-09/10/03	348,450	JPY	2,908,865	23,439
New Zealand Dollar	08/11/03	2,545	NZD	1,486,080	(27,517)
Philippine Peso	07/28/03	14,256	PHP	266,568	(6,568)
Swiss Franc	07/31/03	390	CHF	288,591	911

				$41,327,937	(292,990)

Net unrealized depreciation					$(377,451)

8. Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker, must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflects a receivable or payable for the daily mark to market variation margin.

Notes to Financial Statements (continued)	June 30, 2003 (unaudited)

Futures contracts (and related options) involve risks to which the Bond and Stock Funds would otherwise not be subject. Inherent risks include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of June 30, 2003, the Atlas Strategic Income Fund had outstanding futures contracts to purchase and sell debt securities as follows:

	Expiration Date	Number of Futures Contracts	Valuation	Unrealized Appreciation (Depreciation)

Contracts to Purchase:
Nasdaq 100 Index	09/03	4	$481,800	$(1,800)
Euro-Bobl	09/03	6	$782,454	(3,649)
Japan Government Mini Bonds, 10 Yr.	09/03	3	$354,646	(7,463)
Ftse 100 Index.	07/03	1	$66,351	(626)
Euro-Bundesobligation	09/03	10	$1,344,246	(14,542)
Dax Index. .	09/03	2	$185,736	(1,237)
Nikkei 225 Index .	09/03	1	$45,475	341

				(28,976)

Contracts to Sell:
Japan Government Bonds, 10 Yr.	09/03	1	$1,180,651	13,596
U.S. Long Bonds .	09/03	33	$3,872,344	127,687
United Kingdom Long Gilt	09/03	1	$201,385	2,114
U.S. Treasury Notes, 2 Yr.	09/03	12	$2,595,563	(3,578)
U.S. Treasury Notes, 5 Yr.	09/03	113	$13,009,125	(8,148)
U.S. Treasury Notes, 10 Yr.	09/03	56	$6,576,556	(16,827)

				114,844

Net unrealized appreciation				$85,868

9. Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

A Fund may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

A Fund may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is excised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is excised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

The risk in writing a call option is that the Fund foregoes the opportunity for profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Strategic Income Fund for the six months ended June 30, 2003 were as follows:

	Call Options		Put Options

	Number of Options/ Swaptions	Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums

Options outstanding at December 31, 2002	24,150,010	$18,136	0	$0
Options written	17,386,350	35,177	32,170,000	75,863
Options closed or expired	(24,786,360)	(32,939)	(4,280,000)	(17,542)
Options exercised	(16,750,000)	(20,374)	0	0

Options outstanding at June 30, 2003	0	$0	27,890,000[1]	$58,321

[1]	Includes $890,000 notional amount of swaption contracts.

10. Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof, as determined under methods approved by the Board of Directors, would exceed 10% of its net assets. At June 30, 2003, the value of illiquid securities and the resulting percentage of net assets amounted to $7,155,563 or 3.46% in the Atlas Strategic Income Fund. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

11. Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward

Notes to Financial Statements (continued)	June 30, 2003 (unaudited)

spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss in the accompanying financial statements. Payments received or made at the end of the measurement period are recorded as realized gain or loss. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of June 30, 2003, the Strategic Income Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)

Credit Default Swaps
75,000 USD	6/6/06	Agreement with JP Morgan dated 3/8/02 to pay $ 2.0% per year times the notional amount. The Fund receives payment of 1,000,000 USD upon a default of Kingdom of Jordan, 6.00% due 12/23/23.	$619
355,000 USD	4/9/06	Agreement with Deutsche Bank AG dated 4/7/03 to pay 6 Month LIBOR-0.10% per year times the notional amount. The Fund receives payment of 1,000,000 USD upon a default of Republic of Venezuela Global Bond, 9.25% due 9/15/27.	(52,026)
180,000 USD	4/10/06	Agreement with Deutsche Bank AG dated 4/10/03 to pay 6 Month LIBOR-0.10% per year times the notional amount. The Fund receives payment of 1,000,000 USD upon a default of Republic of Venezuela Global Bond, 9.25% due 9/15/27.	(29,185)
140,000 USD	4/20/06	Agreement with Deutsche Bank AG dated 4/24/03 to pay 6 Month LIBOR+3.40% per year times the notional amount. The Fund receives payment of 1,000,000 USD upon a default of Republic of Peru, 9.125% due 2/21/12.	136,199
350,000 USD	6/12/06	Agreement with Deutsche Bank AG dated 6/11/03 to pay 7.3% per year times the notional amount. The Fund receives payment of 1,000,000 USD upon a default of Federative Republic of Brazil, 12.25% due 3/6/30.	1,348
Interest Rate Swaps
1,265,000 USD	2/24/08	Agreement with JP Morgan dated 2/20/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA and to pay the notional amount multiplied by 3.23%.	(30,197)
2,795,000 USD	3/10/08	Agreement with JP Morgan dated 3/7/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.052%.	(43,610)
1,025,000 USD	3/4/08	Agreement with Deutsche Bank AG dated 2/28/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA and to pay the notional amount multiplied by 3.1025%.	(8,993)
Total Return Swaps
936,000 USD	12/31/03	Agreement with Deutsche Bank AG dated 6/30/03 to pay the notional amount multiplied by the 6 month LIBOR-0.40% and to receive the notional amount multiplied by the return on the Lehman Brothers AAA CMBS Index.	—

			$(25,845)

(This page has been left blank intentionally.)

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2003 (unaudited)

Security	Shares	Value

Common Stocks - 96.41%

Advertising - 0.20%
Interpublic Group of Companies Inc.	119,121	$1,593,839
Omnicom Group Inc.	57,658	4,134,079

		5,727,918

Aerospace / Defense - 1.44%
Boeing Co. (The)	257,180	8,826,418
General Dynamics Corp.	60,415	4,380,087
Goodrich (B.F.) Co.	35,903	753,963
Lockheed Martin Corp.	137,751	6,552,815
Northrop Grumman Corp.	55,943	4,827,321
Raytheon Co.	125,564	4,123,522
Rockwell Collins Inc.	54,585	1,344,429
United Technologies Corp.	143,177	10,141,227

		40,949,782

Airlines - 0.16%
Delta Air Lines Inc.	37,668	552,966
Southwest Airlines Co.	238,215	4,097,298

		4,650,264

Apparel - 0.29%
Jones Apparel Group Inc. (1)	39,228	1,147,811
Liz Claiborne Inc.	32,812	1,156,623
Nike Inc. Class B	80,805	4,322,259
Reebok International Ltd. (1)	18,116	609,241
VF Corp.	33,123	1,125,188

		8,361,122

Auto Manufacturers - 0.54%
Ford Motor Company	560,186	6,156,444
General Motors Corp.	171,480	6,173,280
Navistar International Corp. (1)	20,842	680,074
PACCAR Inc.	35,546	2,401,488

		15,411,286

Auto Parts & Equipment - 0.10%
Cooper Tire & Rubber Co.	22,440	394,720
Dana Corp.	45,369	524,466
Delphi Corp.	171,277	1,478,121
Goodyear Tire & Rubber Co. (The)	53,469	280,712
Visteon Corp.	39,824	273,591

		2,951,610

Banks - 7.23%
AmSouth Bancorp	107,533	2,348,521
Bank of America Corp.	458,317	36,220,793
Bank of New York Co. Inc. (The)	235,841	6,780,429
Bank One Corp.	349,545	12,996,083
BB&T Corp.	144,145	4,944,173
Charter One Financial Inc.	68,798	2,145,122
Comerica Inc.	53,563	2,490,679
Fifth Third Bancorp	175,722	10,075,899
First Tennessee National Corp.	38,613	1,695,497
FleetBoston Financial Corp.	321,648	9,556,162
Golden West Financial Corp.	46,728	3,738,707
Huntington Bancshares Inc.	70,082	1,368,001
KeyCorp	129,451	3,271,227
Marshall & Ilsley Corp.	69,309	2,119,469
Mellon Financial Corp.	131,958	3,661,834
National City Corp.	187,092	6,119,779
North Fork Bancorp Inc.	48,011	1,635,255

Security	Shares	Value

Northern Trust Corp.	67,500	$2,820,825
PNC Financial Services Group	86,580	4,225,970
Regions Financial Corp.	67,915	2,294,169
SouthTrust Corp.	104,179	2,833,669
State Street Corp.	101,659	4,005,365
SunTrust Banks Inc.	85,733	5,087,396
Synovus Financial Corp.	92,832	1,995,888
U.S. Bancorp	587,241	14,387,404
Union Planters Corp.	60,698	1,883,459
Wachovia Corp.	411,585	16,446,937
Washington Mutual Inc.	284,721	11,758,977
Wells Fargo & Company	512,506	25,830,302
Zions Bancorporation	27,629	1,398,304

		206,136,295

Beverages - 2.72%
Anheuser-Busch Companies Inc.	255,299	13,033,014
Brown-Forman Corp. Class B	18,421	1,448,259
Coca-Cola Co. (The)	753,625	34,975,736
Coca-Cola Enterprises Inc.	138,255	2,509,328
Coors (Adolf) Company Class B	11,097	543,531
Pepsi Bottling Group Inc.	84,011	1,681,900
PepsiCo Inc.	525,669	23,392,270

		77,584,038

Biotechnology - 1.14%
Amgen Inc. (1)	385,356	25,603,053
Biogen Inc. (1)	45,379	1,724,402
Chiron Corp. (1)	57,091	2,496,019
Genzyme Corp. - General Division (1)	65,990	2,758,382

		32,581,856

Building Materials - 0.22%
American Standard Companies Inc. (1)	22,008	1,627,051
Masco Corp.	145,917	3,480,120
Vulcan Materials Co.	31,075	1,151,950

		6,259,121

Chemicals - 1.37%
Air Products & Chemicals Inc.	69,498	2,891,117
Ashland Inc.	20,843	639,463
Dow Chemical Co. (The)	280,049	8,670,317
Du Pont (E.I.) de Nemours and Co.	304,667	12,686,334
Eastman Chemical Co.	23,638	748,615
Engelhard Corp.	38,636	957,014
Great Lakes Chemical Corp.	15,312	312,365
Hercules Inc. (1)	33,515	331,798
Monsanto Co.	79,924	1,729,555
PPG Industries Inc.	51,899	2,633,355
Praxair Inc.	49,683	2,985,948
Rohm & Haas Co.	67,889	2,106,596
Sherwin-Williams Co. (The)	45,019	1,210,111
Sigma-Aldrich Corp.	21,732	1,177,440

		39,080,028

Commercial Services - 1.06%
Apollo Group Inc. Class A (1)	53,585	3,309,410
Block (H & R) Inc.	54,768	2,368,716
Cendant Corp. (1)	311,741	5,711,095
Concord EFS Inc. (1)	149,041	2,193,884
Convergys Corp. (1)	45,418	726,688
Deluxe Corp.	16,972	760,346
Donnelley (R.R.) & Sons Co.	34,616	904,862

The accompanying notes are an integral part of these financial statements.

	(continued)

Security	Shares	Value

Ecolab Inc.	80,351	$2,056,986
Equifax Inc.	43,238	1,124,188
McKesson Corp.	88,651	3,168,387
Monster Worldwide Inc. (1)	34,149	673,760
Moody’s Corp.	45,420	2,394,088
Paychex Inc.	115,121	3,374,197
Quintiles Transnational Corp. (1)	36,106	512,344
Robert Half International Inc. (1)	52,196	988,592

		30,267,543

Computers - 5.48%
Apple Computer Inc. (1)	111,789	2,137,406
Cisco Systems Inc. (1)	2,147,336	35,839,038
Computer Sciences Corp. (1)	57,249	2,182,332
Dell Computer Corp. (1)	785,781	25,113,561
Electronic Data Systems Corp.	146,300	3,138,135
EMC Corp. (1)	669,325	7,007,833
Gateway Inc. (1)	98,834	360,744
Hewlett-Packard Co.	933,764	19,889,173
International Business Machines Corp.	528,619	43,611,067
Lexmark International Inc. (1)	38,989	2,759,252
NCR Corp. (1)	29,289	750,384
Network Appliance Inc. (1)	103,803	1,682,647
Sun Microsystems Inc. (1)	987,804	4,543,898
SunGard Data Systems Inc. (1)	86,960	2,253,134
Unisys Corp. (1)	100,177	1,230,174
Veritas Software Corp. (1)	126,855	3,636,933

		156,135,711

Cosmetics / Personal Care - 2.43%
Alberto-Culver Co. Class B	17,924	915,916
Avon Products Inc.	71,882	4,471,060
Colgate-Palmolive Co.	164,578	9,537,295
Gillette Co. (The)	312,483	9,955,708
International Flavors & Fragrances Inc.	28,796	919,456
Kimberly-Clark Corp.	155,683	8,117,312
Procter & Gamble Co.	396,066	35,321,166

		69,237,913

Distribution / Wholesale - 0.28%
Costco Wholesale Corp. (1)	139,512	5,106,139
Genuine Parts Co.	53,156	1,701,524
Grainger (W.W.) Inc.	28,008	1,309,654

		8,117,317

Diversified Financial Services - 9.05%
American Express Co.	396,832	16,591,546
American International Group Inc.	797,946	44,030,660
Bear Stearns Companies Inc. (The)	30,292	2,193,747
Capital One Financial Corp.	69,252	3,405,813
Citigroup Inc.	1,574,871	67,404,479
Countrywide Financial Corp.	39,943	2,778,835
Fannie Mae	299,788	20,217,703
Federated Investors Inc. Class B	33,460	917,473
Franklin Resources Inc.	77,612	3,032,301
Freddie Mac	210,337	10,678,809
Goldman Sachs Group Inc. (The)	143,688	12,033,870
Janus Capital Group Inc.	73,136	1,199,430
JP Morgan Chase & Co.	621,367	21,238,324
Lehman Brothers Holdings Inc.	74,189	4,932,085

	(continued)

Security	Shares	Value

MBNA Corp.	390,814	$8,144,564
Merrill Lynch & Co. Inc.	284,582	13,284,288
Morgan Stanley	332,601	14,218,693
Providian Financial Corp. (1)	88,549	819,964
Schwab (Charles) Corp. (The)	413,017	4,167,342
SLM Corp.	138,411	5,421,559
T. Rowe Price Group Inc.	37,403	1,411,963

		258,123,448

Electric - 2.58%
AES Corp. (The) (1)	187,264	1,189,126
Allegheny Energy Inc.	38,333	323,914
Ameren Corp.	49,296	2,173,954
American Electric Power Co. Inc.	120,800	3,603,464
Calpine Corp. (1)	116,439	768,497
CenterPoint Energy Inc.	93,327	760,615
Cinergy Corp.	53,840	1,980,774
CMS Energy Corp.	43,904	355,622
Consolidated Edison Inc.	68,279	2,955,115
Constellation Energy Group Inc.	50,546	1,733,728
Dominion Resources Inc.	95,064	6,109,763
DTE Energy Co.	51,359	1,984,512
Duke Energy Corp.	275,625	5,498,719
Edison International (1)	99,603	1,636,477
Entergy Corp.	69,052	3,644,565
Exelon Corp.	99,172	5,931,477
FirstEnergy Corp.	91,023	3,499,834
FPL Group Inc.	56,055	3,747,277
Mirant Corp. (1)	123,218	357,332
NiSource Inc.	80,268	1,525,092
PG&E Corp. (1)	125,120	2,646,288
Pinnacle West Capital Corp.	27,887	1,044,368
PPL Corp.	51,541	2,216,263
Progress Energy Inc.	73,642	3,232,884
Public Service Enterprise Group Inc.	69,077	2,918,503
Southern Company	220,759	6,878,850
TECO Energy Inc.	53,912	646,405
TXU Corp.	98,535	2,212,111
Xcel Energy Inc.	121,901	1,833,391

		73,408,920

Electrical Components & Equipment - 0.09%
American Power Conversion Corp. (1)	60,049	936,164
Molex Inc.	58,568	1,580,750
Power-One Inc. (1)	25,176	180,008

		2,696,922

Electronics - 0.57%
Agilent Technologies Inc. (1)	144,124	2,817,624
Applera Corp. - Applied Biosystems Group	64,061	1,219,081
Jabil Circuit Inc. (1)	60,719	1,341,890
Johnson Controls Inc.	27,264	2,333,798
Millipore Corp. (1)	14,806	656,942
Parker Hannifin Corp.	36,113	1,516,385
PerkinElmer Inc.	38,499	531,671
Sanmina-SCI Corp. (1)	155,853	983,432
Solectron Corp. (1)	253,584	948,404
Symbol Technologies Inc.	70,457	916,646

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2003 (unaudited)

	(continued)

Security	Shares	Value

Tektronix Inc. (1)	26,077	$563,263
Thermo Electron Corp. (1)	49,610	1,042,802
Thomas & Betts Corp. (1)	17,814	257,412
Waters Corp. (1)	38,107	1,110,057

		16,239,407

Engineering & Construction - 0.03%
Fluor Corp.	24,906	837,838

		837,838

Entertainment - 0.09%
International Game Technology Inc. (1)	26,117	2,672,553

		2,672,553

Environmental Control - 0.18%
Allied Waste Industries Inc. (1)	64,160	644,808
Waste Management Inc.	181,029	4,360,989

		5,005,797

Food - 1.79%
Albertson’s Inc.	112,357	2,157,254
Archer-Daniels-Midland Co.	197,291	2,539,135
Campbell Soup Co.	125,543	3,075,803
ConAgra Foods Inc.	164,242	3,876,111
General Mills Inc.	113,034	5,358,942
Heinz (H.J.) Co.	107,469	3,544,328
Hershey Foods Corp.	40,168	2,798,103
Kellogg Co.	124,449	4,277,312
Kroger Co. (1)	230,989	3,852,897
McCormick & Co. Inc.	42,682	1,160,950
Safeway Inc. (1)	134,977	2,761,629
Sara Lee Corp.	237,891	4,474,730
SUPERVALU Inc.	40,877	871,498
Sysco Corp.	198,828	5,972,793
Winn-Dixie Stores Inc.	42,992	529,232
Wrigley (William Jr.) Co.	68,831	3,870,367

		51,121,084

Forest Products & Paper - 0.52%
Boise Cascade Corp.	17,787	425,109
Georgia-Pacific Corp.	76,521	1,450,073
International Paper Co.	146,487	5,233,980
Louisiana-Pacific Corp. (1)	31,891	345,698
MeadWestvaco Corp.	61,258	1,513,073
Plum Creek Timber Co. Inc.	56,078	1,455,224
Temple-Inland Inc.	16,508	708,358
Weyerhaeuser Co.	66,984	3,617,136

		14,748,651

Gas - 0.16%
KeySpan Corp.	48,096	1,705,003
Nicor Inc.	13,438	498,684
Peoples Energy Corp.	11,003	471,919
Sempra Energy	63,423	1,809,458

		4,485,064

Hand / Machine Tools - 0.31%
Black & Decker Corp.	23,805	1,034,327
Emerson Electric Co.	128,757	6,579,483
Snap-On Inc.	17,766	515,747
Stanley Works (The)	26,225	723,810

		8,853,367

	(continued)

Security	Shares	Value

Health Care - 4.53%
Aetna Inc.	46,440	$2,795,688
Anthem Inc. (1)	42,332	3,265,914
Bard (C.R.) Inc.	15,906	1,134,257
Bausch & Lomb Inc.	16,251	609,412
Baxter International Inc.	182,747	4,751,422
Becton, Dickinson & Co.	77,894	3,026,182
Biomet Inc.	79,022	2,264,771
Boston Scientific Corp. (1)	125,461	7,665,667
Guidant Corp.	94,594	4,199,028
HCA Inc.	156,593	5,017,240
Health Management Associates Inc. Class A	72,958	1,346,075
Humana Inc. (1)	49,345	745,109
Johnson & Johnson	908,205	46,954,199
Manor Care Inc. (1)	27,645	691,401
Medtronic Inc.	373,056	17,895,496
Quest Diagnostics Inc. (1)	32,206	2,054,743
St. Jude Medical Inc. (1)	55,027	3,164,053
Stryker Corp.	60,719	4,212,077
Tenet Healthcare Corp. (1)	142,922	1,665,041
UnitedHealth Group Inc.	181,342	9,112,436
WellPoint Health Networks Inc. (1)	44,539	3,754,638
Zimmer Holdings Inc. (1)	60,076	2,706,424

		129,031,273

Home Builders - 0.12%
Centex Corp.	19,030	1,480,344
KB Home	14,533	900,755
Pulte Homes Inc.	18,720	1,154,275

		3,535,374

Home Furnishings - 0.11%
Leggett & Platt Inc.	59,145	1,212,473
Maytag Corp.	23,920	584,126
Whirlpool Corp.	20,968	1,335,662

		3,132,261

Household Products / Wares - 0.35%
American Greetings Corp. Class A (1)	20,099	394,744
Avery Dennison Corp.	33,775	1,695,505
Clorox Co.	66,370	2,830,681
Fortune Brands Inc.	44,509	2,323,370
Newell Rubbermaid Inc.	83,845	2,347,660
Tupperware Corp.	17,778	255,292

		9,847,252

Insurance - 3.07%
ACE Ltd.	80,946	2,775,638
AFLAC Inc.	157,141	4,832,086
Allstate Corp. (The)	215,318	7,676,087
Ambac Financial Group Inc.	32,492	2,152,595
AON Corp.	95,459	2,298,653
Chubb Corp.	56,611	3,396,660
CIGNA Corp.	42,866	2,012,130
Cincinnati Financial Corp.	49,146	1,822,825
Hancock (John) Financial Services Inc.	88,371	2,715,641
Hartford Financial Services Group Inc.	85,583	4,309,960
Jefferson-Pilot Corp.	43,539	1,805,127
Lincoln National Corp.	54,268	1,933,569
Loews Corp.	56,690	2,680,870

The accompanying notes are an integral part of these financial statements.

	(continued)

Security	Shares	Value

Marsh & McLennan Companies Inc.	163,846	$8,367,615
MBIA Inc.	44,067	2,148,266
MetLife Inc.	232,514	6,584,796
MGIC Investment Corp.	30,249	1,410,813
Principal Financial Group Inc.	100,096	3,228,096
Progressive Corp. (The)	66,572	4,866,413
Prudential Financial Inc.	168,246	5,661,478
SAFECO Corp.	42,303	1,492,450
St. Paul Companies Inc.	69,592	2,540,804
Torchmark Corp.	35,586	1,325,579
Travelers Property Casualty Corp. Class B	307,822	4,854,353
UNUMProvident Corp.	87,937	1,179,235
XL Capital Ltd. Class A	41,775	3,467,325

		87,539,064

Iron / Steel - 0.06%
Allegheny Technologies Inc.	24,504	161,726
Nucor Corp.	23,929	1,168,932
United States Steel Corp.	31,489	515,475

		1,846,133

Leisure Time - 0.41%
Brunswick Corp.	27,575	689,927
Carnival Corp.	192,264	6,250,503
Harley-Davidson Inc.	92,485	3,686,452
Sabre Holdings Corp.	43,788	1,079,374

		11,706,256

Lodging - 0.26%
Harrah's Entertainment Inc. (1)	33,620	1,352,869
Hilton Hotels Corp.	115,183	1,473,191
Marriott International Inc. Class A	71,007	2,728,089
Starwood Hotels & Resorts Worldwide Inc.	61,339	1,753,682

		7,307,831

Machinery - 0.54%
Caterpillar Inc.	105,356	5,864,115
Cummins Inc.	12,668	454,655
Deere & Co.	73,208	3,345,606
Dover Corp.	61,922	1,855,183
Ingersoll-Rand Co. Class A	51,795	2,450,939
McDermott International Inc. (1)	19,820	125,461
Rockwell Automation Inc.	56,807	1,354,279

		15,450,238

Manufacturers - 4.95%
Cooper Industries Ltd.	28,539	1,178,661
Crane Co.	18,084	409,241
Danaher Corp.	46,736	3,180,385
Eastman Kodak Co.	87,741	2,399,716
Eaton Corp.	22,808	1,792,937
General Electric Co.	3,057,452	87,687,723
Honeywell International Inc.	262,411	7,045,735
Illinois Tool Works Inc.	94,073	6,194,707
ITT Industries Inc.	28,090	1,838,771
Pall Corp.	37,664	847,440
Textron Inc.	41,402	1,615,506

	(continued)

Security	Shares	Value

3M Co.	119,556	$15,420,334
Tyco International Ltd.	610,833	11,593,610

		141,204,766

Media - 3.82%
AOL Time Warner Inc. (1)	1,375,695	22,134,933
Clear Channel Communications Inc. (1)	187,851	7,963,004
Comcast Corp. Class A (1)	688,068	20,765,892
Dow Jones & Co. Inc.	24,955	1,073,814
Gannett Co. Inc.	82,157	6,310,479
Knight Ridder Inc.	24,978	1,721,734
McGraw-Hill Companies Inc. (The)	58,383	3,619,746
Meredith Corp.	15,189	668,316
New York Times Co. Class A	46,187	2,101,509
Tribune Co.	94,503	4,564,495
Univision Communications Inc. Class A (1)	70,087	2,130,645
Viacom Inc. Class B (1)	537,241	23,455,942
Walt Disney Co. (The)	625,007	12,343,888

		108,854,397

Metal Fabricate / Hardware - 0.01%
Worthington Industries Inc.	26,211	351,227

		351,227

Mining - 0.45%
Alcoa Inc.	258,536	6,592,668
Freeport-McMoRan Copper & Gold Inc.	44,434	1,088,633
Newmont Mining Corp.	123,008	3,992,840
Phelps Dodge Corp. (1)	27,218	1,043,538

		12,717,679

Office / Business Equipment - 0.19%
Pitney Bowes Inc.	71,726	2,754,996
Xerox Corp. (1)	239,090	2,531,963

		5,286,959

Oil & Gas Producers - 5.04%
Amerada Hess Corp.	27,488	1,351,860
Anadarko Petroleum Corp.	76,292	3,392,705
Apache Corp.	49,420	3,215,265
Burlington Resources Inc.	61,478	3,324,115
ChevronTexaco Corp.	326,811	23,595,754
ConocoPhillips	207,620	11,377,576
Devon Energy Corp.	70,581	3,769,025
EOG Resources Inc.	35,121	1,469,463
Exxon Mobil Corp.	2,043,444	73,380,074
Kerr-McGee Corp.	30,828	1,381,094
Kinder Morgan Inc.	37,325	2,039,811
Marathon Oil Corp.	94,903	2,500,694
Nabors Industries Ltd. (1)	44,528	1,761,082
Noble Corp. (1)	40,946	1,404,448
Occidental Petroleum Corp.	115,990	3,891,465
Rowan Companies Inc. (1)	28,598	640,595
Sunoco Inc.	23,419	883,833
Transocean Inc. (1)	97,775	2,148,117
Unocal Corp.	78,897	2,263,555

		143,790,531

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2003 (unaudited)

	(continued)

Security	Shares	Value

Oil & Gas Services - 0.59%
Baker Hughes Inc.	102,960	$3,456,367
BJ Services Co. (1)	48,324	1,805,385
Halliburton Co.	133,688	3,074,824
Schlumberger Ltd.	178,107	8,472,550

		16,809,126

Packaging & Containers - 0.13%
Ball Corp.	17,419	792,739
Bemis Co.	16,219	759,049
Pactiv Corp. (1)	48,725	960,370
Sealed Air Corp. (1)	25,795	1,229,390

		3,741,548

Pharmaceuticals - 8.32%
Abbott Laboratories	477,500	20,895,400
Allergan Inc.	39,827	3,070,662
AmerisourceBergen Corp.	33,753	2,340,771
Bristol-Myers Squibb Co.	592,937	16,098,240
Cardinal Health Inc.	136,621	8,784,730
Forest Laboratories Inc. (1)	111,032	6,079,002
King Pharmaceuticals Inc. (1)	73,725	1,088,181
Lilly (Eli) & Co.	343,692	23,704,437
MedImmune Inc. (1)	77,084	2,803,545
Merck & Co. Inc.	685,958	41,534,757
Pfizer Inc.	2,415,319	82,483,144
Schering-Plough Corp.	449,311	8,357,185
Watson Pharmaceuticals Inc. (1)	32,737	1,321,593
Wyeth	406,230	18,503,777

		237,065,424

Pipelines - 0.11%
Dynegy Inc. Class A	113,732	477,674
El Paso Corp.	183,276	1,480,870
Williams Companies Inc.	158,234	1,250,049

		3,208,593

Real Estate Investment Trusts - 0.31%
Apartment Investment & Management Co. Class A	28,708	993,297
Equity Office Properties Trust	123,302	3,330,387
Equity Residential	83,332	2,162,465
Simon Property Group Inc.	57,790	2,255,544

		8,741,693

Retail - 7.18%
AutoNation Inc. (1)	86,248	1,355,819
AutoZone Inc. (1)	27,412	2,082,490
Bed Bath & Beyond Inc. (1)	90,305	3,504,737
Best Buy Co. Inc. (1)	98,555	4,328,536
Big Lots Inc. (1)	35,635	535,950
Circuit City Stores Inc.	63,614	559,803
CVS Corp.	120,494	3,377,447
Darden Restaurants Inc.	51,640	980,127
Dillards Inc. Class A	25,845	348,132
Dollar General Corp.	101,955	1,861,698
eBay Inc. (1)	97,118	10,117,753
Family Dollar Stores Inc.	52,597	2,006,576
Federated Department Stores Inc.	57,385	2,114,637
Gap Inc. (The)	272,389	5,110,018
Home Depot Inc.	702,973	23,282,466

	(continued)

Security	Shares	Value

Kohls Corp. (1)	103,632	$5,324,612
Limited Brands Inc.	159,860	2,477,830
Lowe's Companies Inc.	238,541	10,245,336
May Department Stores Co. (The)	88,197	1,963,265
McDonald's Corp.	389,177	8,585,245
Nordstrom Inc.	41,495	809,982
Office Depot Inc. (1)	94,427	1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)	82,228	1,385,542
RadioShack Corp.	51,537	1,355,938
Sears, Roebuck and Co.	94,046	3,163,707
Staples Inc. (1)	148,902	2,732,352
Starbucks Corp. (1)	119,425	2,928,301
Target Corp.	278,589	10,541,808
Tiffany & Co.	44,412	1,451,384
TJX Companies Inc.	156,322	2,945,106
Toys R Us Inc. (1)	65,090	788,891
Walgreen Co.	313,507	9,436,561
Wal-Mart Stores Inc.	1,339,656	71,899,338
Wendy's International Inc.	34,804	1,008,272
Yum! Brands Inc. (1)	89,575	2,647,837

		204,627,632

Semiconductors - 3.15%
Advanced Micro Devices Inc. (1)	105,623	677,043
Altera Corp. (1)	117,071	1,919,964
Analog Devices Inc. (1)	111,726	3,890,299
Applied Materials Inc. (1)	506,961	8,040,401
Applied Micro Circuits Corp. (1)	92,844	561,706
Broadcom Corp. Class A (1)	85,644	2,133,392
Intel Corp.	1,999,021	41,547,652
KLA-Tencor Corp. (1)	58,197	2,705,579
Linear Technology Corp.	95,716	3,083,012
LSI Logic Corp. (1)	114,644	811,680
Maxim Integrated Products Inc.	99,292	3,394,793
Micron Technology Inc. (1)	186,110	2,164,459
National Semiconductor Corp. (1)	55,765	1,099,686
Novellus Systems Inc. (1)	45,831	1,678,377
NVIDIA Corp. (1)	48,617	1,118,677
PMC-Sierra Inc. (1)	51,603	605,303
QLogic Corp. (1)	28,713	1,387,699
Teradyne Inc. (1)	56,517	978,309
Texas Instruments Inc.	528,964	9,309,766
Xilinx Inc. (1)	103,178	2,611,435

		89,719,232

Software - 5.30%
Adobe Systems Inc.	70,893	2,273,539
Autodesk Inc.	34,262	553,674
Automatic Data Processing Inc.	183,030	6,197,396
BMC Software Inc. (1)	71,398	1,165,929
Citrix Systems Inc. (1)	50,701	1,032,272
Computer Associates International Inc.	176,798	3,939,059
Compuware Corp. (1)	115,478	666,308
Electronic Arts Inc. (1)	44,530	3,294,775
First Data Corp.	228,881	9,484,829
Fiserv Inc. (1)	59,072	2,103,554
IMS Health Inc.	74,512	1,340,471
Intuit Inc. (1)	62,843	2,798,399
Mercury Interactive Corp. (1)	26,090	1,007,335
Microsoft Corp.	3,284,408	84,113,689

The accompanying notes are an integral part of these financial statements.

	(continued)

Security	Shares	Value

Novell Inc. (1)	112,371	$346,103
Oracle Corp. (1)	1,604,156	19,281,955
Parametric Technology Corp. (1)	80,582	245,775
PeopleSoft Inc. (1)	96,786	1,702,466
Siebel Systems Inc. (1)	149,663	1,427,785
Symantec Corp. (1)	45,164	1,980,893
Yahoo! Inc. (1)	184,503	6,044,318

		151,000,524

Telecommunication Equipment - 0.86%
ADC Telecommunications Inc. (1)	244,884	570,090
Andrew Corp. (1)	29,996	275,963
Avaya Inc. (1)	116,495	752,558
CIENA Corp. (1)	143,902	746,851
Comverse Technology Inc. (1)	57,503	864,270
JDS Uniphase Corp. (1)	437,232	1,534,684
Lucent Technologies Inc. (1)	1,265,077	2,568,106
Motorola Inc.	708,304	6,679,307
QUALCOMM Inc.	241,465	8,632,374
Scientific-Atlanta Inc.	45,695	1,089,369
Tellabs Inc. (1)	126,198	829,121

		24,542,693

Telecommunications - 1.89%
AT&T Wireless Services Inc. (1)	829,479	6,810,023
Citizens Communications Co. (1)	86,627	1,116,622
Corning Inc. (1)	387,106	2,860,713
Nextel Communications Inc. Class A (1)	314,443	5,685,129
Qwest Communications International Inc. (1)	518,419	2,478,043
Sprint Corp. (PCS Group) (1)	312,903	1,799,192
Verizon Communications Inc.	841,332	33,190,547

		53,940,269

Telephone - 1.95%
Alltel Corp.	95,202	4,590,640
AT&T Corp.	240,476	4,629,163
BellSouth Corp.	565,095	15,048,480
CenturyTel Inc.	43,751	1,524,722
SBC Communications Inc.	1,016,351	25,967,768
Sprint Corp. (FON Group)	274,967	3,959,525

		55,720,298

Textiles - 0.07%
Cintas Corp.	52,119	1,847,097

		1,847,097

Tobacco - 1.08%
Altria Group Inc.	619,507	28,150,398
R.J. Reynolds Tobacco Holdings Inc.	25,871	962,660
UST Inc.	51,124	1,790,874

		30,903,932

Toys / Games / Hobbies - 0.12%
Hasbro Inc.	53,038	927,635
Mattel Inc.	134,459	2,543,964

		3,471,599

Transportation - 1.39%
Burlington Northern Santa Fe Corp.	114,098	3,244,947
CSX Corp.	65,329	1,965,750

	(continued)

Security	Shares	Value

FedEx Corp.	91,251	$5,660,300
Norfolk Southern Corp.	119,193	2,288,506
Union Pacific Corp.	77,708	4,508,618
United Parcel Service Inc. Class B	344,231	21,927,515

		39,595,636

Trucking & Leasing - 0.02%
Ryder System Inc.	19,154	490,725

		490,725

Total Common Stocks (Cost: $2,840,355,304)		2,748,672,117

	Shares or Principal
Short Term Instruments - 8.41%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	166,375,722	166,375,722
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (2)	24,246,059	24,246,059
BlackRock Temp Cash Money Market Fund (2)	1,222,710	1,222,710
Short Term Investment Co. - Liquid Assets Money Market Portfolio (2)	6,357,794	6,357,794
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (2)	2,694,007	2,694,007
Abbey National Treasury Services PLC, Time Deposit
1.38%, 07/01/03 (2)	1,616,404	1,616,404
Beta Finance Inc., Floating Rate Note
1.06%, 05/20/04 (2)	1,346,801	1,346,801
1.17%, 08/15/03 (2)	2,020,618	2,020,618
Canadian Imperial Bank of Commerce, Floating Rate Note
1.07%, 10/30/03 (2)	1,077,602	1,077,602
CC USA Inc., Floating Rate Note
1.10%, 04/19/04 (2)	1,185,304	1,185,304
1.31%, 05/24/04 (2)	2,693,737	2,693,737
Dorada Finance Inc., Floating Rate Note
1.06%, 05/20/04 (2)	2,693,602	2,693,602
Five Finance Inc., Floating Rate Note
1.15%, 04/15/04 (2)	1,347,003	1,347,003
HBOS Treasury Services PLC, Floating Rate Note 1.27%, 06/24/04 (2)	2,694,007	2,694,007
Holmes Financing PLC, Floating Rate Bond
1.14%, 04/15/04 (2)	538,801	538,801
K2 USA LLC, Floating Rate Note
1.15%, 05/17/04 (2)	1,346,936	1,346,936
1.22%, 04/13/04 (2)	1,346,936	1,346,936
Links Finance LLC, Floating Rate Note
0.98%, 06/28/04 (2)	1,346,734	1,346,734
1.08%, 03/29/04 (2)	1,347,003	1,347,003
1.29%, 05/04/04 (2)	1,346,936	1,346,936
Sigma Finance Inc., Floating Rate Note
1.13%, 10/15/03 (2)	2,693,872	2,693,872
U.S. Treasury Bill
0.85%, 09/25/03 (3)(4)	9,450,000	9,430,627

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2003 (unaudited)

	(continued)

Security	Shares or Principal	Value

White Pine Finance LLC, Floating Rate Note
1.07%, 04/20/04 (2)	1,347,003	$1,347,003
1.14%, 05/17/04 (2)	1,616,404	1,616,404

Total Short Term Instruments (Cost: $239,934,156)		239,932,622

Repurchase Agreements - 0.07%
Bank of America NA Repurchase Agreement, dated 06/30/03, due 07/01/03, with an effective yield of 1.30%. (2)	1,347,003	1,347,003
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 06/30/03, due 07/01/03, with an effective yield of 1.38%. (2)	538,801	538,801

Total Repurchase Agreements (Cost: $1,885,804)		1,885,804

Total Investments in Securities - 104.89%
(Cost $3,082,175,264)		2,990,490,543

Other Assets, Less Liabilities - (4.89%)		(139,522,597)

Net Assets - 100.00%		$2,850,967,946

(1)	Non-income earning securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Yield to Maturity.
(4)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio Statement of Assets and Liabilities	June 30, 2003 (unaudited)

Assets

Investments in securities, at value (including securities on loan (1)) (Cost: $3,082,175,264) (Note 1)	$2,990,490,543
Receivables:
Dividends and interest	3,505,157

Total Assets	2,993,995,700

Liabilities
Payables:
Due to broker — variation margin	22,260
Collateral for securities loaned (Note 4)	142,749,585
Advisory fees (Note 2)	255,909

Total Liabilities	143,027,754

Net Assets	$2,850,967,946

(1)	Securities on loan with market value of $137,590,771. See Note 4.

S&P 500 Index Master Portfolio Statement of Operations	For the Six Months Ended June 30, 2003 (unaudited)

Net Investment Income

Dividends (Net of foreign withholding tax of $6,109)	$21,247,302
Interest	748,126
Securities lending income	44,064

Total investment income	22,039,492

Expenses (Note 2)

Advisory fees	620,619

Total expenses	620,619

Net investment income	21,418,873

Realized and Unrealized Gain (Loss) on Investments

Net realized loss on sale of investments	(51,725,104)
Net realized gain on futures contracts	7,697,446
Net change in unrealized appreciation (depreciation) of investments	310,520,446
Net change in unrealized appreciation (depreciation) of futures contracts	1,004,340

Net gain on investments	267,497,128

Net increase in net assets resulting from operations	$288,916,001

S&P 500 Index Master Portfolio Statements of Changes in Net Assets	June 30, 2003 (unaudited)

	For the Six Months Ended June 30, 2003 (Unaudited)	For the Year Ended December 31, 2002
Increase (Decrease) In Net Assets

Operations:

Net investment income	$21,418,873	$40,577,166
Net realized loss	(44,027,658)	(255,819,289)
Net change in unrealized appreciation (depreciation)	311,524,786	(457,092,164)

Net increase (decrease) in net assets resulting from operations	288,916,001	(672,334,287)

Interestholder transactions:

Contributions	680,765,775	1,124,925,648
Withdrawals	(458,632,915)	(904,586,226)

Net increase in net assets resulting from interestholder transactions	222,132,860	220,339,422

Increase (decrease) in net assets	511,048,861	(451,994,865)

Net Assets:

Beginning of period	2,339,919,085	2,791,913,950

End of period	$2,850,967,946	$2,339,919,085

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio Notes to the Financial Statements (unaudited)

1. Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

S&P 500 Index Master Portfolio Notes to the Financial Statements (unaudited) (continued)

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

Futures Contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2003, the open futures contracts outstanding were as follows:

Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

421	S&P 500	09/19/03	$103,833,680	$(1,393,955)

The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,450,000.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolio at June 30, 2003 represent collateral from securities on loan.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission (“SEC”). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned $20,982 in securities lending agent fees.

SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio’s investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

S&P 500 Index Master Portfolio Notes to the Financial Statements (unaudited) (continued)

3. Investment Portfolio Transactions

Investment transactions (excluding short-term investments) for the six months ended June 30, 2003, were as follows:

Purchases at cost	$330,630,186
Sales proceeds	85,664,742

At June 30, 2003, the cost of investments for federal income tax purposes was $3,082,175,264. Net unrealized depreciation aggregated $91,684,721, of which $332,143,381 represented gross unrealized appreciation on securities and $423,828,102 represented gross unrealized depreciation on securities.

4. Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of June 30, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturity of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999[1]	Year Ended February 28, 1999	Year Ended February 28, 1998

Ratio of expenses to average net assets[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets[2]	1.73%	1.57%	1.31%	1.22%	1.44%	1.61%	1.89%
Portfolio turnover rate	4%	12%	9%	10%	7%	11%	6%
Total return	11.68%[3]	(22.05)%	(11.96)%	(9.19)%	19.82%[3]	19.65%	34.77%

[1]	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
[2]	Annualized for periods of less than one year.
[3]	Not annualized.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Atlas Funds
794 Davis Street
San Leandro, CA 94577
1-800-933-ATLAS
www.**atlasfunds.com**

Printed on recycled paper

Item 2.	Code of Ethics.

The information required by this Item will be completed with the filing of Registrant’s annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Barbara A. Bond has been deemed by the Board of Trustees of the Registrant as an “Audit Committee Financial Expert.” Ms. Bond is an independent member of the Board of Trustees of the Registrant and also serves as Chair of the Registrant’s Audit Committee. In addition, Ms. Bond is a Certified Public Accountant and a partner of Hood & Strong LLP, a firm of Certified Public Accountants located in San Francisco, California.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item will be completed with the filing of Registrant’s annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Registrant is not a closed-end management investment company.

Item 8.	[Reserved]

Item 9.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.	Exhibits.

(a)	Not applicable.

(b)	EX-99.CERT—Section 302 Certifications (filed herewith).
EX-99.906CERT—Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas Assets, Inc.

By:	/s/ W. LAWRENCE KEY	By:	/s/ GENE A. JOHNSON
	W. Lawrence Key Executive Vice President & Chief Operating Officer (as Principal Executive Officer)		Gene A. Johnson Vice President & Treasurer (as Principal Financial Officer)

Date: August 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. LAWRENCE KEY	By:	/s/ GENE A. JOHNSON
	W. Lawrence Key Executive Vice President & Chief Operating Officer (as Principal Executive Officer)		Gene A. Johnson Vice President & Treasurer (as Principal Financial Officer)

Date: August 27, 2003